UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Select Air Transportation Portfolio

May 31, 2009

1.802153.105

AIR-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AEROSPACE & DEFENSE - 34.4%
Aerospace & Defense - 34.4%
Bombardier, Inc. Class B (sub. vtg.)	339,200	$ 1,137,087
Goodrich Corp.	39,700	1,927,038
Precision Castparts Corp.	54,900	4,533,093
Rockwell Collins, Inc.	16,000	678,720
Spirit AeroSystems Holdings, Inc. Class A (a)	156,600	2,153,250
The Boeing Co.	87,000	3,901,950
		14,331,138
AIR FREIGHT & LOGISTICS - 18.5%
Air Freight & Logistics - 18.5%
Atlas Air Worldwide Holdings, Inc. (a)	4,500	116,460
Expeditors International of Washington, Inc.	38,900	1,276,309
FedEx Corp.	8,750	485,013
Forward Air Corp.	17,600	375,232
United Parcel Service, Inc. Class B	85,400	4,367,356
UTI Worldwide, Inc.	82,300	1,078,953
		7,699,323
AIRLINES - 41.5%
Airlines - 41.5%
ACE Aviation Holdings, Inc. Class A	23,800	115,534
AirTran Holdings, Inc. (a)	369,000	1,870,830
Alaska Air Group, Inc. (a)	90,000	1,401,300
Allegiant Travel Co. (a)(d)	27,500	1,109,350
Delta Air Lines, Inc. (a)	715,866	4,159,181
ExpressJet Holdings, Inc. (a)	20	25
Frontier Airlines Holdings, Inc. (a)	5	3
Hawaiian Holdings, Inc. (a)	88,400	464,984
JetBlue Airways Corp. (a)	314,490	1,424,640
Pinnacle Airlines Corp. (a)	596,863	1,432,471
Republic Airways Holdings, Inc. (a)	20,400	119,544
Ryanair Holdings PLC sponsored ADR (a)	59,400	1,729,728
SkyWest, Inc.	32,500	333,125
Southwest Airlines Co.	288,100	1,941,794
WestJet Airlines Ltd. (a)	109,550	1,192,026
		17,294,535

	Shares	Value
INDUSTRIAL CONGLOMERATES - 4.9%
Industrial Conglomerates - 4.9%
Textron, Inc.	177,200	$ 2,037,800
OIL, GAS & CONSUMABLE FUELS - 0.0%
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	223
TOTAL COMMON STOCKS (Cost $49,055,496)		41,363,019
Nonconvertible Bonds - 0.1%
Principal Amount
AIRLINES - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $70,344)	$ 3,500,000	35,000
Money Market Funds - 2.6%
Shares
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $1,080,000)	1,080,000	1,080,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $50,205,840)	42,478,019
NET OTHER ASSETS - (2.0)%	(825,031)
NET ASSETS - 100%	$ 41,652,988
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 709
Fidelity Securities Lending Cash Central Fund	7,497
Total	$ 8,206
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 42,478,019	$ 42,443,019	$ -	$ 35,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 70,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(35,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 35,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $50,767,478. Net unrealized depreciation aggregated $8,289,459, of which $4,706,333 related to appreciated investment securities and $12,995,792 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Automotive Portfolio

May 31, 2009

1.802154.105

AUT-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AUTO COMPONENTS - 64.0%
Auto Parts & Equipment - 54.2%
ArvinMeritor, Inc.	31,700	$ 80,835
Autoliv, Inc.	120,900	3,358,602
BorgWarner, Inc.	85,200	2,747,700
Dana Holding Corp. (a)	72,925	95,532
Exide Technologies (a)	102,800	629,136
Federal-Mogul Corp. Class A (a)	144,200	1,442,000
Fuel Systems Solutions, Inc. (a)(d)	6,400	135,296
Gentex Corp.	79,900	942,021
Johnson Controls, Inc.	478,070	9,527,934
Modine Manufacturing Co.	17,700	79,119
Raser Technologies, Inc. (a)(d)	17,000	66,810
Tenneco, Inc. (a)	434,680	2,660,242
TRW Automotive Holdings Corp. (a)	46,800	417,456
WABCO Holdings, Inc.	52,200	886,356
		23,069,039
Tires & Rubber - 9.8%
Cooper Tire & Rubber Co.	178,800	1,895,280
The Goodyear Tire & Rubber Co. (a)	196,926	2,254,803
		4,150,083
TOTAL AUTO COMPONENTS		27,219,122
AUTOMOBILES - 16.1%
Automobile Manufacturers - 11.3%
Bayerische Motoren Werke AG (BMW) (d)	20,200	731,181
Daimler AG	28,500	1,046,235
Fiat SpA (a)	51,100	548,868
Ford Motor Co. (a)	127,661	734,051
Renault SA	28,300	1,098,152
Thor Industries, Inc.	26,700	536,937
Winnebago Industries, Inc.	17,100	131,157
		4,826,581
Motorcycle Manufacturers - 4.8%
Harley-Davidson, Inc. (d)	119,000	2,019,430
TOTAL AUTOMOBILES		6,846,011
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.1%
ATC Technology Corp. (a)	4,300	62,694

	Shares	Value
MACHINERY - 2.4%
Construction & Farm Machinery & Heavy Trucks - 2.4%
Cummins, Inc.	9,500	$ 308,085
Navistar International Corp. (a)	18,200	724,542
		1,032,627
SPECIALTY RETAIL - 14.5%
Automotive Retail - 14.5%
Asbury Automotive Group, Inc.	174,026	1,653,247
AutoNation, Inc. (a)(d)	81,400	1,292,632
Group 1 Automotive, Inc.	86,900	1,860,529
Penske Auto Group, Inc. (d)	110,100	1,347,624
		6,154,032
TOTAL COMMON STOCKS (Cost $45,314,331)		41,314,486
Nonconvertible Preferred Stocks - 0.8%

AUTOMOBILES - 0.8%
Automobile Manufacturers - 0.8%
Fiat SpA (a) (Cost $329,760)	52,000	338,576
Money Market Funds - 10.4%

Fidelity Cash Central Fund, 0.53% (b)	933,196	933,196
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	3,465,080	3,465,080
TOTAL MONEY MARKET FUNDS (Cost $4,398,276)		4,398,276
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $50,042,367)	46,051,338
NET OTHER ASSETS - (8.3)%	(3,517,513)
NET ASSETS - 100%	$ 42,533,825
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,499
Fidelity Securities Lending Cash Central Fund	13,548
Total	$ 15,047
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 46,051,338	$ 43,334,561	$ 2,716,777	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $51,868,505. Net unrealized depreciation aggregated $5,817,167, of which $5,681,144 related to appreciated investment securities and $11,498,311 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Banking Portfolio

May 31, 2009

1.802155.105

BAN-QTLY-0709

Select Banking Portfolio

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CAPITAL MARKETS - 3.8%
Asset Management & Custody Banks - 1.8%
Bank of New York Mellon Corp.	140,103	$ 3,892,061
BlackRock, Inc. Class A	9,100	1,451,450
		5,343,511
Investment Banking & Brokerage - 2.0%
Goldman Sachs Group, Inc.	19,300	2,790,201
Morgan Stanley	106,200	3,219,984
		6,010,185
TOTAL CAPITAL MARKETS		11,353,696
COMMERCIAL BANKS - 70.4%
Diversified Banks - 33.6%
Comerica, Inc.	425,000	9,214,000
U.S. Bancorp, Delaware	828,900	15,914,880
Wells Fargo & Co.	2,922,992	74,536,297
		99,665,177
Regional Banks - 36.8%
Associated Banc-Corp.	407,420	5,895,367
Bank of Hawaii Corp.	51,900	1,942,617
BB&T Corp.	626,100	14,037,162
BOK Financial Corp. (d)	20,000	811,200
Boston Private Financial Holdings, Inc.	871,400	4,339,572
City National Corp. (d)	94,400	3,452,208
Columbia Banking Systems, Inc. (d)	244,100	2,653,367
Cullen/Frost Bankers, Inc.	26,800	1,311,860
Fifth Third Bancorp (d)	828,800	5,718,720
First Horizon National Corp.	359,207	4,360,773
Glacier Bancorp, Inc.	127,000	2,104,390
Huntington Bancshares, Inc. (d)	1,437,451	5,634,808
KeyCorp	1,066,900	5,334,500
M&T Bank Corp. (d)	137,800	6,931,340
Marshall & Ilsley Corp.	365,200	2,403,016
Nara Bancorp, Inc.	424,544	1,884,975
PacWest Bancorp	313,800	4,433,994
PNC Financial Services Group, Inc.	342,341	15,593,633
Regions Financial Corp.	194,600	815,374
SunTrust Banks, Inc.	458,200	6,034,494
SVB Financial Group (a)(d)	146,300	3,942,785
TCF Financial Corp. (d)	454,900	6,532,364
Wintrust Financial Corp.	74,600	1,342,800
Zions Bancorp	105,100	1,437,768
		108,949,087
TOTAL COMMERCIAL BANKS		208,614,264
CONSUMER FINANCE - 1.9%
Consumer Finance - 1.9%
Capital One Financial Corp.	225,300	5,506,332

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 10.0%
Other Diversified Financial Services - 9.3%
Bank of America Corp.	1,102,848	$ 12,429,097
JPMorgan Chase & Co.	411,900	15,199,110
		27,628,207
Specialized Finance - 0.7%
CME Group, Inc.	6,500	2,090,660
TOTAL DIVERSIFIED FINANCIAL SERVICES		29,718,867
INSURANCE - 1.3%
Life & Health Insurance - 0.3%
MetLife, Inc.	33,700	1,061,550
Property & Casualty Insurance - 1.0%
ACE Ltd.	30,900	1,359,291
Berkshire Hathaway, Inc. Class A (a)	17	1,557,200
		2,916,491
TOTAL INSURANCE		3,978,041
IT SERVICES - 1.7%
Data Processing & Outsourced Services - 1.7%
The Western Union Co.	85,000	1,498,550
Visa, Inc.	53,700	3,636,027
		5,134,577
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Industrial REITs - 0.4%
ProLogis Trust	120,800	1,025,592
Mortgage REITs - 0.9%
Annaly Capital Management, Inc.	192,600	2,684,844
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,710,436
THRIFTS & MORTGAGE FINANCE - 3.4%
Thrifts & Mortgage Finance - 3.4%
Astoria Financial Corp.	562,700	4,338,417
Bank Mutual Corp.	174,600	1,583,622
Hudson City Bancorp, Inc.	279,500	3,585,985
Washington Federal, Inc.	30,800	404,096
		9,912,120
TOTAL COMMON STOCKS (Cost $320,077,848)		277,928,333
Convertible Preferred Stocks - 2.8%

COMMERCIAL BANKS - 1.3%
Regional Banks - 1.3%
KeyCorp Series A, 7.75%	56,900	3,791,247
Convertible Preferred Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Other Diversified Financial Services - 1.5%
Citigroup, Inc. Series T, 6.50%	117,900	$ 4,590,731
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,122,399)		8,381,978
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 0.53% (b)	8,760,101	8,760,101
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	26,355,291	27,223,500
TOTAL MONEY MARKET FUNDS (Cost $35,983,601)		35,983,601
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $363,183,848)	322,293,912
NET OTHER ASSETS - (8.5)%	(25,914,824)
NET ASSETS - 100%	$ 296,379,088
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,735
Fidelity Securities Lending Cash Central Fund	30,669
Total	$ 45,404
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 322,293,912	$ 313,911,934	$ 8,381,978	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $419,275,704. Net unrealized depreciation aggregated $96,981,792, of which $22,302,865 related to appreciated investment securities and $119,284,657 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Biotechnology Portfolio

May 31, 2009

1.802156.105

BIO-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 91.4%
Biotechnology - 91.4%
Acadia Pharmaceuticals, Inc. (a)	651,588	$ 1,277,112
Acorda Therapeutics, Inc. (a)	1,613,484	39,836,920
Affymax, Inc. (a)	170,396	2,896,732
Alexion Pharmaceuticals, Inc. (a)	1,439,000	52,523,500
Alkermes, Inc. (a)	260,819	2,123,067
Allos Therapeutics, Inc. (a)	517,600	3,768,128
Alnylam Pharmaceuticals, Inc. (a)(d)	158,500	3,227,060
Amgen, Inc. (a)	4,034,478	201,481,831
Anadys Pharmaceuticals, Inc. (a)	515,918	1,150,497
Antigenics, Inc. (a)	1,548,000	1,130,040
Antigenics, Inc.:
warrants 1/9/10 (a)(f)	1,548,000	15
warrants 1/9/18 (a)(f)	1,548,000	1,083,192
Arena Pharmaceuticals, Inc. (a)	161,900	597,411
Biogen Idec, Inc. (a)	1,569,369	81,277,621
BioMarin Pharmaceutical, Inc. (a)(d)	2,447,978	34,222,732
Celera Corp. (a)	383,756	2,905,033
Celgene Corp. (a)	1,243,927	52,543,476
Cephalon, Inc. (a)(d)	914,561	53,328,052
Cepheid, Inc. (a)	159,600	1,611,960
Cougar Biotechnology, Inc. (a)	313,400	13,473,066
Cubist Pharmaceuticals, Inc. (a)	117,308	2,001,274
Dendreon Corp. (a)(d)	965,200	21,881,084
Enzon Pharmaceuticals, Inc. (a)(d)	115,000	922,300
Facet Biotech Corp. (a)	113,840	1,128,154
Genomic Health, Inc. (a)	46,000	892,400
Genzyme Corp. (a)	1,086,549	64,258,508
Gilead Sciences, Inc. (a)	3,039,923	131,020,681
GTx, Inc. (a)	59,546	512,096
Halozyme Therapeutics, Inc. (a)	288,890	2,019,341
Human Genome Sciences, Inc. (a)	499,866	1,234,669
Incyte Corp. (a)	318,123	1,046,625
InterMune, Inc. (a)(d)	644,233	7,614,834
Isis Pharmaceuticals, Inc. (a)	847,910	11,701,158
Ligand Pharmaceuticals, Inc. Class B (a)	595,700	1,775,186
Martek Biosciences	73,800	1,563,822
Medivation, Inc. (a)	32,736	741,470
Momenta Pharmaceuticals, Inc. (a)	474,540	4,161,716
Myriad Genetics, Inc. (a)	533,435	19,289,010
OncoGenex Pharmaceuticals, Inc. (a)	3,633	64,231
ONYX Pharmaceuticals, Inc. (a)	399,552	9,453,400
OREXIGEN Therapeutics, Inc. (a)(d)	317,199	1,129,228
OSI Pharmaceuticals, Inc. (a)(d)	561,797	18,988,739
PDL BioPharma, Inc.	1,105,400	7,682,530
Poniard Pharmaceuticals, Inc. (a)(d)	170,400	771,912

	Shares	Value
Progenics Pharmaceuticals, Inc. (a)	102,400	$ 529,408
Regeneron Pharmaceuticals, Inc. (a)	347,799	5,324,803
Rigel Pharmaceuticals, Inc. (a)	172,565	1,439,192
Sangamo Biosciences, Inc. (a)(d)	169,502	674,618
Savient Pharmaceuticals, Inc. (a)(d)	215,937	1,371,200
Theratechnologies, Inc. (a)	44,400	111,834
Theravance, Inc. (a)	563,867	8,345,232
United Therapeutics Corp. (a)	513,017	41,118,313
Vanda Pharmaceuticals, Inc. (a)	730,600	10,527,946
Vertex Pharmaceuticals, Inc. (a)(d)	1,232,904	36,752,868
Zymogenetics, Inc. (a)(d)	248,605	1,039,169
		969,546,396
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Alsius Corp. (a)	314,300	103,719
Aradigm Corp. (a)	509,900	76,485
Quidel Corp. (a)	255,335	3,250,415
		3,430,619
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Life Sciences Tools & Services - 1.3%
AMAG Pharmaceuticals, Inc. (a)	151,100	7,947,860
Clinical Data, Inc. (a)(d)	114,756	1,404,613
Exelixis, Inc. (a)	774,300	4,297,365
		13,649,838
PHARMACEUTICALS - 6.7%
Pharmaceuticals - 6.7%
Adolor Corp. (a)	983,794	2,016,778
Akorn, Inc. (a)	2,653,427	2,865,701
Alexza Pharmaceuticals, Inc. (a)	153,744	321,325
Auxilium Pharmaceuticals, Inc. (a)	1,083,104	25,377,127
Biodel, Inc. (a)(d)(e)	2,283,248	10,023,459
Cadence Pharmaceuticals, Inc. (a)	312,000	3,307,200
Catalyst Pharmaceutical Partners, Inc. (a)	352,642	317,378
Elan Corp. PLC sponsored ADR (a)	1,783,400	12,448,132
Inspire Pharmaceuticals, Inc. (a)	31,300	128,330
Jazz Pharmaceuticals, Inc. (a)	6,965	6,965
Optimer Pharmaceuticals, Inc. (a)	297,863	3,696,480
Vivus, Inc. (a)	287,232	1,484,989
Wyeth	149,100	6,688,626
XenoPort, Inc. (a)	111,925	1,937,422
		70,619,912
TOTAL COMMON STOCKS (Cost $1,249,528,769)		1,057,246,765
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	1,199,404	$ 1,199,404
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	83,382,553	83,382,553
TOTAL MONEY MARKET FUNDS (Cost $84,581,957)		84,581,957
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $1,340,834,864)	1,145,244,780
NET OTHER ASSETS - (8.0)%	(84,703,698)
NET ASSETS - 100%	$ 1,060,541,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,499,265 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants: 1/9/10	1/9/08	$ 9
1/9/18	1/9/08	$ 1,930,622
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,667
Fidelity Securities Lending Cash Central Fund	138,131
Total	$ 170,798
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Anadys Pharmaceuticals, Inc.	$ 9,115,593	$ -	$ 2,419,812	$ -	$ -
Biodel, Inc.	8,698,655	-	246,208	-	10,023,459
Total	$ 17,814,248	$ -	$ 2,666,020	$ -	$ 10,023,459
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,145,244,780	$ 1,140,745,515	$ 1,083,207	$ 3,416,058
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,416,058
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 3,416,058

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,356,313,545. Net unrealized depreciation aggregated $211,068,765, of which $62,210,986 related to appreciated investment securities and $273,279,751 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Brokerage and Investment
Management Portfolio

May 31, 2009

1.802157.105

BRO-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CAPITAL MARKETS - 64.5%
Asset Management & Custody Banks - 31.7%
A.F.P. Provida SA sponsored ADR (d)	271,701	$ 6,558,862
Affiliated Managers Group, Inc. (a)	1,000	56,110
AllianceBernstein Holding LP	1,200	22,896
Bank of New York Mellon Corp.	669,100	18,587,598
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	473,224	14,794,273
BlackRock, Inc. Class A	43,100	6,874,450
EFG International (d)	862,710	11,450,679
Fortress Investment Group LLC (d)	1,028,664	4,783,288
Franklin Resources, Inc.	263,100	17,588,235
GLG Partners, Inc. (d)	200,863	733,150
Janus Capital Group, Inc.	812,209	8,235,799
Julius Baer Holding Ltd.	219,538	9,316,249
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	104,600	407,940
Legg Mason, Inc.	774,261	14,927,752
Northern Trust Corp.	32,400	1,867,860
Och-Ziff Capital Management Group LLC Class A	1,384,337	13,677,250
Patriot Capital Funding, Inc.	170,731	322,682
Pzena Investment Management, Inc.	13,649	89,128
State Street Corp.	40,300	1,871,935
T. Rowe Price Group, Inc.	115,500	4,685,835
The Blackstone Group LP	65,400	716,130
U.S. Global Investments, Inc. Class A	518,729	3,553,294
		141,121,395
Diversified Capital Markets - 8.1%
Credit Suisse Group sponsored ADR	303,000	13,583,490
Deutsche Bank AG (NY Shares)	319,300	21,587,873
UBS AG (NY Shares)	78,585	1,181,133
		36,352,496
Investment Banking & Brokerage - 24.7%
Charles Schwab Corp.	503,800	8,866,880
Cowen Group, Inc. (a)	3,400	17,238
E*TRADE Financial Corp. (a)(d)	3,047,188	4,387,951
Evercore Partners, Inc. Class A	125,221	2,419,270
GFI Group, Inc.	3,217,624	19,337,920
Goldman Sachs Group, Inc.	140,300	20,283,171
Jefferies Group, Inc.	108,600	2,349,018
Lazard Ltd. Class A	103,800	2,935,464
MF Global Ltd. (a)(d)	2,914,351	17,719,254
Morgan Stanley	772,700	23,428,264
optionsXpress Holdings, Inc.	96,893	1,655,901
Stifel Financial Corp. (a)	77,700	3,383,058
SWS Group, Inc.	83,800	1,073,478
TD Ameritrade Holding Corp. (a)	649	11,059

	Shares	Value
Thomas Weisel Partners Group, Inc. (a)	437,603	$ 2,196,767
TradeStation Group, Inc. (a)	2,113	17,327
		110,082,020
TOTAL CAPITAL MARKETS		287,555,911
COMMERCIAL BANKS - 3.6%
Diversified Banks - 2.3%
Banco Macro SA sponsored ADR	900	11,898
Barclays PLC	1,979,300	9,623,920
BBVA Banco Frances SA sponsored ADR (d)	19,400	87,300
Industrial & Commercial Bank of China Ltd.	756,000	481,874
		10,204,992
Regional Banks - 1.3%
KeyCorp	1,189,900	5,949,500
TOTAL COMMERCIAL BANKS		16,154,492
DIVERSIFIED FINANCIAL SERVICES - 15.8%
Other Diversified Financial Services - 7.5%
Bank of America Corp.	1,840,700	20,744,689
JPMorgan Chase & Co.	341,782	12,611,756
		33,356,445
Specialized Finance - 8.3%
BM&F BOVESPA SA	1,467,645	8,417,458
Bursa Malaysia Bhd	579,000	1,196,323
CIT Group, Inc.	767,300	2,938,759
Climate Exchange PLC (a)	5,700	58,955
CME Group, Inc.	56,000	18,011,840
Deutsche Boerse AG (d)	30,500	2,675,362
JSE Ltd.	583,900	3,631,394
KKR Financial Holdings LLC	120,400	150,500
		37,080,591
TOTAL DIVERSIFIED FINANCIAL SERVICES		70,437,036
INSURANCE - 10.2%
Life & Health Insurance - 2.7%
Lincoln National Corp.	622,800	11,802,060
Multi-Line Insurance - 6.8%
Genworth Financial, Inc. Class A (non-vtg.)	5,121,690	30,320,403
Property & Casualty Insurance - 0.7%
The First American Corp.	136,400	3,112,648
TOTAL INSURANCE		45,235,111
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
China Finance Online Co. Ltd. ADR (a)	380,500	4,763,860
Common Stocks - continued
	Shares	Value
IT SERVICES - 0.8%
Data Processing & Outsourced Services - 0.8%
CyberSource Corp. (a)	97,500	$ 1,267,500
MasterCard, Inc. Class A	1,200	211,596
Online Resources Corp. (a)	400,000	2,084,000
		3,563,096
MEDIA - 0.4%
Publishing - 0.4%
McGraw-Hill Companies, Inc.	62,300	1,874,607
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Equifax, Inc.	43,400	1,181,348
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc. (a)	5,300	80,719
TOTAL COMMON STOCKS (Cost $445,162,776)		430,846,180
Convertible Preferred Stocks - 1.1%

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Other Diversified Financial Services - 1.1%
Citigroup, Inc. Series T, 6.50% (Cost $3,803,120)	124,500	4,847,719
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	7,532,724	$ 7,532,724
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	12,265,233	12,265,233
TOTAL MONEY MARKET FUNDS (Cost $19,797,957)		19,797,957
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $468,763,853)	455,491,856
NET OTHER ASSETS - (2.2)%	(9,746,091)
NET ASSETS - 100%	$ 445,745,765
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $407,940 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,216
Fidelity Securities Lending Cash Central Fund	992,938
Total	$ 1,026,154
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 455,491,856	$ 401,046,502	$ 54,445,354	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $493,720,476. Net unrealized depreciation aggregated $38,228,620, of which $54,811,550 related to appreciated investment securities and $93,040,170 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Chemicals Portfolio

May 31, 2009

1.802159.105

CHE-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
AUTO COMPONENTS - 0.3%
Auto Parts & Equipment - 0.3%
Johnson Controls, Inc.	45,200	$ 900,836
CHEMICALS - 90.6%
Commodity Chemicals - 2.8%
Calgon Carbon Corp. (a)	30	346
Celanese Corp. Class A	465,151	9,540,247
		9,540,593
Diversified Chemicals - 28.0%
Ashland, Inc.	178,600	4,786,480
Cabot Corp.	50,000	798,500
Dow Chemical Co.	2,039,300	36,054,824
E.I. du Pont de Nemours & Co.	1,043,100	29,697,057
Eastman Chemical Co.	80,000	3,315,200
FMC Corp.	196,026	10,654,013
Olin Corp.	110,000	1,469,600
Penford Corp.	125,000	762,500
PPG Industries, Inc.	56,800	2,525,896
Solutia, Inc. (a)	1,061,913	5,203,374
		95,267,444
Fertilizers & Agricultural Chemicals - 29.6%
CF Industries Holdings, Inc.	73,500	5,706,540
Intrepid Potash, Inc. (a)	40,000	1,304,000
Monsanto Co.	775,400	63,699,109
Terra Industries, Inc.	318,700	8,856,673
The Mosaic Co.	318,490	17,421,403
The Scotts Miracle-Gro Co. Class A	107,600	3,690,680
		100,678,405
Industrial Gases - 15.5%
Air Products & Chemicals, Inc.	262,300	16,991,794
Airgas, Inc.	168,200	7,108,132
Praxair, Inc.	392,460	28,728,072
		52,827,998
Specialty Chemicals - 14.7%
Albemarle Corp.	244,900	6,911,078
Ecolab, Inc.	195,400	7,298,190
Ferro Corp.	250,000	922,500
H.B. Fuller Co.	124,484	2,118,718
Lubrizol Corp.	180,700	8,071,869
Nalco Holding Co.	313,700	5,445,832
OM Group, Inc. (a)	1	27
OMNOVA Solutions, Inc. (a)	1,050,502	2,636,760
RPM International, Inc.	155,000	2,374,600
Sigma Aldrich Corp.	115,000	5,572,900
Valspar Corp.	217,500	4,969,875
W.R. Grace & Co. (a)	300,510	3,900,620
Zep, Inc.	46	560
		50,223,529
TOTAL CHEMICALS		308,537,969

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversified Financial Services - 0.3%
Shermen WSC Acquisition Corp. (a)	200,000	$ 1,192,000
FOOD PRODUCTS - 2.8%
Agricultural Products - 2.3%
Archer Daniels Midland Co.	65,000	1,788,800
Bunge Ltd.	54,000	3,416,580
Corn Products International, Inc.	95,000	2,508,950
		7,714,330
Packaged Foods & Meats - 0.5%
Cosan Ltd. Class A (a)	350,000	1,788,500
TOTAL FOOD PRODUCTS		9,502,830
METALS & MINING - 0.5%
Diversified Metals & Mining - 0.2%
Gulf Resources, Inc. (a)	1,257,000	741,630
Gold - 0.3%
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	95,000	1,149,500
TOTAL METALS & MINING		1,891,130
TOTAL COMMON STOCKS (Cost $366,325,666)		322,024,765
Floating Rate Loans - 2.2%
Principal Amount
MATERIALS - 2.2%
Chemicals - 2.2%
Solutia, Inc. term loan 7.25% 2/28/14 (c) (Cost $6,629,958)	$ 9,461,566	7,616,560
Money Market Funds - 3.4%
Shares
Fidelity Cash Central Fund, 0.53% (b) (Cost $11,417,616)	11,417,616	11,417,616
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $384,373,240)	341,058,941
NET OTHER ASSETS - (0.1)%	(344,567)
NET ASSETS - 100%	$ 340,714,374
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,150
Fidelity Securities Lending Cash Central Fund	603
Total	$ 16,753
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 341,058,941	$ 333,442,381	$ 7,616,560	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $427,177,022. Net unrealized depreciation aggregated $86,118,081, of which $14,878,672 related to appreciated investment securities and $100,996,753 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Communications
Equipment Portfolio

May 31, 2009

1.802166.105

DEV-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 75.9%
Communications Equipment - 75.9%
3Com Corp. (a)	348,654	$ 1,506,185
Acme Packet, Inc. (a)	628,796	4,873,169
ADC Telecommunications, Inc. (a)	735,700	5,179,328
Adtran, Inc.	264,000	5,485,920
ADVA AG Optical Networking (a)	246,763	471,314
Alcatel-Lucent SA sponsored ADR (a)	790,600	2,008,124
Arris Group, Inc. (a)	89,356	1,082,995
Aruba Networks, Inc. (a)	305,700	1,990,107
AudioCodes Ltd. (a)	445,190	632,170
Blue Coat Systems, Inc. (a)	38,800	549,796
Brocade Communications Systems, Inc. (a)	659,900	4,843,666
Ceragon Networks Ltd. (a)	4,100	25,379
China GrenTech Corp. Ltd. ADR (a)	166,306	587,060
Ciena Corp. (a)(d)	372,741	4,100,151
Cisco Systems, Inc. (a)	2,280,831	42,195,371
Cogo Group, Inc. (a)	28,911	188,211
CommScope, Inc. (a)	197,800	5,190,272
Comverse Technology, Inc. (a)	330,910	2,349,461
Corning, Inc.	337,600	4,962,720
Emulex Corp. (a)	34,500	379,155
F5 Networks, Inc. (a)	164,000	5,208,640
Finisar Corp. (a)	92,135	59,888
Foxconn International Holdings Ltd. (a)	80,000	57,753
Harmonic, Inc. (a)	712,500	4,118,250
Harris Corp.	117,900	3,664,332
Harris Stratex Networks, Inc. Class A (a)	100,965	481,603
Infinera Corp. (a)	42,974	367,857
JDS Uniphase Corp. (a)	368,087	1,983,989
Juniper Networks, Inc. (a)	339,700	8,400,781
Motorola, Inc.	1,617,800	9,803,868
Nokia Corp. sponsored ADR	90,200	1,380,060
Oplink Communications, Inc. (a)	94,226	1,083,599
Opnext, Inc. (a)	1,131,699	2,817,931
Palm, Inc. (a)	18,400	224,480
Polycom, Inc. (a)	204,400	3,538,164
Powerwave Technologies, Inc. (a)	555,561	750,007
QUALCOMM, Inc.	829,430	36,154,854
Research In Motion Ltd. (a)	16,400	1,289,696
Riverbed Technology, Inc. (a)	194,600	3,909,514
Sandvine Corp. (a)	673,800	1,005,948
Sandvine Corp. (U.K.) (a)	1,762,900	2,486,118
ShoreTel, Inc. (a)	43,196	263,928
Sonus Networks, Inc. (a)	616,132	1,386,297
Starent Networks Corp. (a)(d)	734,524	15,520,492
Tekelec (a)	199,400	3,256,202
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	64,600	601,426
		198,416,231

	Shares	Value
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.0%
Compal Electronics, Inc.	1,244	$ 1,061
Computer Storage & Peripherals - 0.1%
Isilon Systems, Inc. (a)	500	1,370
STEC, Inc. (a)(d)	14,800	242,572
		243,942
TOTAL COMPUTERS & PERIPHERALS		245,003
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
General Cable Corp. (a)	15,500	592,720
ELECTRONIC EQUIPMENT & COMPONENTS - 2.3%
Electronic Components - 0.1%
Amphenol Corp. Class A	7,700	257,103
Electronic Equipment & Instruments - 0.3%
China Security & Surveillance Technology, Inc. (a)(d)	122,403	858,045
Electronic Manufacturing Services - 1.5%
Flextronics International Ltd. (a)	451,900	1,789,524
Jabil Circuit, Inc.	161,500	1,264,545
SMART Modular Technologies (WWH), Inc. (a)	168,484	468,386
Trimble Navigation Ltd. (a)	27,000	517,860
		4,040,315
Technology Distributors - 0.4%
Brightpoint, Inc. (a)	163,000	964,960
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		6,120,423
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	300	9,054
INTERNET SOFTWARE & SERVICES - 2.1%
Internet Software & Services - 2.1%
comScore, Inc. (a)	7,100	79,165
DivX, Inc. (a)	400	2,120
Equinix, Inc. (a)	10,600	788,640
Switch & Data Facilities Co., Inc. (a)	33,200	436,580
Tencent Holdings Ltd.	373,000	4,189,249
		5,495,754
IT SERVICES - 0.4%
Data Processing & Outsourced Services - 0.2%
NeuStar, Inc. Class A (a)	25,100	503,255
IT Consulting & Other Services - 0.2%
Yucheng Technologies Ltd. (a)	67,000	599,650
TOTAL IT SERVICES		1,102,905
Common Stocks - continued
	Shares	Value
MEDIA - 1.4%
Advertising - 0.5%
VisionChina Media, Inc. ADR (a)	187,469	$ 1,130,438
Cable & Satellite - 0.9%
Virgin Media, Inc.	275,850	2,399,895
TOTAL MEDIA		3,530,333
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.2%
Semiconductor Equipment - 1.0%
Tessera Technologies, Inc. (a)	114,800	2,701,244
Semiconductors - 8.2%
Actel Corp. (a)	19,449	219,385
ANADIGICS, Inc. (a)	29,200	114,464
Applied Micro Circuits Corp. (a)	92,100	720,222
ARM Holdings PLC sponsored ADR	98,400	517,584
Cavium Networks, Inc. (a)	272,846	3,939,896
Cree, Inc. (a)	4,000	121,720
CSR PLC (a)	23,500	133,511
Exar Corp. (a)	6,701	43,288
Hittite Microwave Corp. (a)	11,100	398,268
Ikanos Communications, Inc. (a)	147,715	220,095
Infineon Technologies AG (a)	1,940,800	6,113,257
International Rectifier Corp. (a)	47,600	688,772
MIPS Technologies, Inc. (a)	48,602	189,062
Netlogic Microsystems, Inc. (a)	21,684	709,500
Omnivision Technologies, Inc. (a)	73,100	832,609
ON Semiconductor Corp. (a)	274,630	1,881,216
Pericom Semiconductor Corp. (a)	58,100	549,045
Pixelplus Co. Ltd. ADR (a)	30,925	7,731
PLX Technology, Inc. (a)	48,400	155,848
RF Micro Devices, Inc. (a)	142,450	405,983
SiRF Technology Holdings, Inc. (a)	163,458	650,563
Skyworks Solutions, Inc. (a)	92,000	876,760
Standard Microsystems Corp. (a)	44,697	824,213
TriQuint Semiconductor, Inc. (a)	248,100	1,104,045
		21,417,037
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		24,118,281
SOFTWARE - 5.8%
Application Software - 4.5%
Amdocs Ltd. (a)	163,000	3,527,320
Citrix Systems, Inc. (a)	80,800	2,537,928
ECtel Ltd. (a)	2,790	1,981
NetScout Systems, Inc. (a)	41,800	392,084
Smith Micro Software, Inc. (a)	238,139	2,324,237
SolarWinds, Inc.	48,600	729,000
Synchronoss Technologies, Inc. (a)	96,600	1,172,724
Taleo Corp. Class A (a)	1,800	27,900
Ulticom, Inc.	550,378	1,128,275
		11,841,449

	Shares	Value
Home Entertainment Software - 0.5%
Ubisoft Entertainment SA (a)	58,200	$ 1,191,212
Systems Software - 0.8%
Allot Communications Ltd. (a)	9,500	25,365
Opnet Technologies, Inc.	14,100	143,256
TeleCommunication Systems, Inc. Class A (a)	260,600	1,946,682
		2,115,303
TOTAL SOFTWARE		15,147,964
WIRELESS TELECOMMUNICATION SERVICES - 3.1%
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	15,560	495,897
Crown Castle International Corp. (a)	20,300	492,478
Leap Wireless International, Inc. (a)	25,300	948,497
SBA Communications Corp. Class A (a)	138,300	3,536,331
Syniverse Holdings, Inc. (a)	175,464	2,623,187
		8,096,390
TOTAL COMMON STOCKS (Cost $294,445,261)		262,875,058
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $700,000)	$ 700,000	446,460
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	1,430,753	1,430,753
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	19,854,325	19,854,325
TOTAL MONEY MARKET FUNDS (Cost $21,285,078)		21,285,078
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $316,430,339)	284,606,596
NET OTHER ASSETS - (8.8)%	(23,117,263)
NET ASSETS - 100%	$ 261,489,333
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,782
Fidelity Securities Lending Cash Central Fund	45,552
Total	$ 53,334
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 284,606,596	$ 269,516,661	$ 15,089,935	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $318,267,267. Net unrealized depreciation aggregated $33,660,671, of which $30,618,765 related to appreciated investment securities and $64,279,436 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Computers Portfolio

May 31, 2009

1.802161.105

COM-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.6%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	43,700	$ 808,450
Juniper Networks, Inc. (a)	77,100	1,906,683
Nokia Corp. sponsored ADR	106,400	1,627,920
Palm, Inc. (a)(d)	88,700	1,082,140
QUALCOMM, Inc.	100	4,359
		5,429,552
COMPUTERS & PERIPHERALS - 75.7%
Computer Hardware - 60.7%
3PAR, Inc. (a)	120,200	1,044,538
Apple, Inc. (a)	615,900	83,645,380
Dell, Inc. (a)	1,412,507	16,356,831
Hewlett-Packard Co.	2,295,400	78,846,990
International Business Machines Corp.	151,148	16,064,009
NCR Corp. (a)	70,200	753,948
Stratasys, Inc. (a)	45,500	475,930
Sun Microsystems, Inc. (a)	487,325	4,385,925
Wistron Corp.	1,151,000	1,824,307
		203,397,858
Computer Storage & Peripherals - 15.0%
Adaptec, Inc. (a)	415,200	1,129,344
Data Domain, Inc. (a)	145,800	3,713,526
Electronics for Imaging, Inc. (a)	39,024	396,874
EMC Corp. (a)	1,156,378	13,587,442
Hutchinson Technology, Inc. (a)(d)(e)	1,465,631	3,092,481
Imation Corp.	63,600	614,376
Intermec, Inc. (a)	88,900	1,020,572
Lexmark International, Inc. Class A (a)	48,500	792,490
NetApp, Inc. (a)	174,100	3,394,950
Netezza Corp. (a)	198,800	1,387,624
QLogic Corp. (a)	58,800	802,620
Quantum Corp. (a)	1,223,500	1,407,025
SanDisk Corp. (a)	182,900	2,864,214
Seagate Technology	817,200	7,117,812
Synaptics, Inc. (a)(d)	64,900	2,279,288
Western Digital Corp. (a)	270,884	6,731,467
		50,332,105
TOTAL COMPUTERS & PERIPHERALS		253,729,963
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Integrated Telecommunication Services - 1.0%
AT&T, Inc.	64,000	1,586,560
Verizon Communications, Inc.	55,600	1,626,856
		3,213,416
ELECTRONIC EQUIPMENT & COMPONENTS - 3.6%
Electronic Components - 0.4%
AU Optronics Corp. sponsored ADR	137,300	1,426,547

	Shares	Value
Technology Distributors - 3.2%
Arrow Electronics, Inc. (a)	59,000	$ 1,427,210
Avnet, Inc. (a)	60,900	1,401,309
Ingram Micro, Inc. Class A (a)	201,900	3,335,388
Insight Enterprises, Inc. (a)	92,200	696,110
SYNNEX Corp. (a)(d)	72,400	1,873,712
Tech Data Corp. (a)	60,200	1,927,604
		10,661,333
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		12,087,880
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Syntel, Inc.	19,262	553,397
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.7%
Semiconductor Equipment - 1.7%
ASML Holding NV (NY Shares)	72,800	1,506,960
KLA-Tencor Corp.	123,800	3,342,600
Verigy Ltd. (a)	78,573	942,876
		5,792,436
Semiconductors - 7.0%
Advanced Micro Devices, Inc. (a)(d)	1,573,900	7,145,506
Intel Corp.	334,000	5,250,480
Micron Technology, Inc. (a)	719,900	3,642,694
Taiwan Semiconductor Manufacturing Co. Ltd.	1,917,000	3,541,997
United Microelectronics Corp.	6,576,000	2,668,525
Xilinx, Inc.	50,200	1,041,148
		23,290,350
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		29,082,786
SOFTWARE - 3.3%
Application Software - 0.5%
Informatica Corp. (a)	105,700	1,726,081
Salesforce.com, Inc. (a)	400	15,180
		1,741,261
Home Entertainment Software - 0.8%
Ubisoft Entertainment SA (a)	124,800	2,554,352
Systems Software - 2.0%
BMC Software, Inc. (a)	96,000	3,273,600
Microsoft Corp.	79,700	1,664,933
Red Hat, Inc. (a)	85,200	1,699,740
		6,638,273
TOTAL SOFTWARE		10,933,886
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Samsung C&T Corp.	67,486	2,522,913
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	454,300	$ 2,339,645
TOTAL COMMON STOCKS (Cost $350,938,786)		319,893,438
Convertible Bonds - 1.9%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Semiconductors - 1.9%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 10,700,000	5,136,000
Xilinx, Inc. 3.125% 3/15/37	1,700,000	1,287,750
TOTAL CONVERTIBLE BONDS (Cost $4,543,706)		6,423,750
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	3,142,985	3,142,985
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	10,622,100	10,622,100
TOTAL MONEY MARKET FUNDS (Cost $13,765,085)		13,765,085
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $369,247,577)	340,082,273
NET OTHER ASSETS - (1.5)%	(5,020,203)
NET ASSETS - 100%	$ 335,062,070
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,035
Fidelity Securities Lending Cash Central Fund	58,151
Total	$ 71,186
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hutchinson Technology, Inc.	$ 466,920	$ 2,547,516	$ 100,401	$ -	$ 3,092,481
Total	$ 466,920	$ 2,547,516	$ 100,401	$ -	$ 3,092,481
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 340,082,273	$ 320,546,429	$ 19,535,844	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $406,456,207. Net unrealized depreciation aggregated $66,373,934, of which $19,749,013 related to appreciated investment securities and $86,122,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Construction and
Housing Portfolio

May 31, 2009

1.802162.105

HOU-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BUILDING PRODUCTS - 4.0%
Building Products - 4.0%
Masco Corp.	205,100	$ 2,124,836
NCI Building Systems, Inc. (a)(d)	66,992	301,464
Owens Corning (a)	88,000	1,225,840
		3,652,140
CONSTRUCTION & ENGINEERING - 18.6%
Construction & Engineering - 18.6%
AECOM Technology Corp. (a)	2,000	63,820
Chicago Bridge & Iron Co. NV (NY Shares)	42,500	548,675
EMCOR Group, Inc. (a)	48,100	1,080,807
Fluor Corp.	66,200	3,110,076
Foster Wheeler AG (a)	102,700	2,723,604
Granite Construction, Inc.	8,600	314,330
Jacobs Engineering Group, Inc. (a)	62,600	2,685,540
KBR, Inc.	131,900	2,429,598
Perini Corp. (a)	23,600	487,340
Quanta Services, Inc. (a)	54,975	1,253,980
Shaw Group, Inc. (a)	25,700	699,040
URS Corp. (a)	33,271	1,599,670
		16,996,480
CONSTRUCTION MATERIALS - 4.3%
Construction Materials - 4.3%
Eagle Materials, Inc.	19,600	482,160
Martin Marietta Materials, Inc.	8,400	684,348
Vulcan Materials Co.	61,800	2,737,122
		3,903,630
CONTAINERS & PACKAGING - 0.4%
Paper Packaging - 0.4%
Temple-Inland, Inc.	31,600	403,848
HOUSEHOLD DURABLES - 13.0%
Homebuilding - 13.0%
Centex Corp.	160,752	1,355,139
D.R. Horton, Inc.	165,366	1,523,021
KB Home	120,600	1,809,000
Lennar Corp. Class A	106,100	1,009,011
M.D.C. Holdings, Inc.	1,900	58,349
M/I Homes, Inc.	47,400	547,944
Meritage Homes Corp. (a)	22,300	465,401
NVR, Inc. (a)	1,550	767,095
Pulte Homes, Inc. (d)	149,200	1,312,960
Ryland Group, Inc.	66,930	1,143,164
Standard Pacific Corp. (a)	125,000	305,000
Toll Brothers, Inc. (a)	85,484	1,588,293
		11,884,377

	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.8%
Industrial Conglomerates - 0.8%
McDermott International, Inc. (a)	35,300	$ 775,541
REAL ESTATE INVESTMENT TRUSTS - 12.1%
Office REITs - 0.3%
Brandywine Realty Trust (SBI)	30,600	227,970
Residential REITs - 10.6%
Apartment Investment & Management Co. Class A	71,371	674,456
AvalonBay Communities, Inc.	26,619	1,636,536
BRE Properties, Inc.	6,500	162,370
Camden Property Trust (SBI)	54,100	1,624,082
Equity Residential (SBI)	117,200	2,852,648
Essex Property Trust, Inc.	7,800	531,102
Home Properties, Inc.	28,800	959,040
UDR, Inc.	112,938	1,242,318
		9,682,552
Retail REITs - 1.2%
CBL & Associates Properties, Inc. (d)	88,000	548,240
Developers Diversified Realty Corp.	95,500	468,905
Kite Realty Group Trust	22,000	71,280
The Macerich Co.	2,500	42,200
		1,130,625
TOTAL REAL ESTATE INVESTMENT TRUSTS		11,041,147
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
Diversified Real Estate Activities - 0.5%
The St. Joe Co. (a)(d)	16,400	418,856
Real Estate Development - 0.1%
Housing Development and Infrastructure Ltd.	20,000	121,785
Real Estate Operating Companies - 0.2%
Forest City Enterprises, Inc. Class A	18,500	131,165
Real Estate Services - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	119,800	874,540
Jones Lang LaSalle, Inc.	12,500	438,125
		1,312,665
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,984,471
SPECIALTY RETAIL - 43.1%
Computer & Electronics Retail - 1.6%
Best Buy Co., Inc.	42,600	1,495,260
Home Improvement Retail - 41.5%
Home Depot, Inc.	804,200	18,625,272
Lowe's Companies, Inc.	844,000	16,044,440
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - continued
Lumber Liquidators, Inc. (a)	25,000	$ 378,750
Sherwin-Williams Co.	54,300	2,867,040
		37,915,502
TOTAL SPECIALTY RETAIL		39,410,762
TOTAL COMMON STOCKS (Cost $102,586,673)		90,052,396
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.53% (b)	910,738	910,738
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,533,300	2,533,300
TOTAL MONEY MARKET FUNDS (Cost $3,444,038)		3,444,038
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $106,030,711)	93,496,434
NET OTHER ASSETS - (2.2)%	(2,043,008)
NET ASSETS - 100%	$ 91,453,426
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,303
Fidelity Securities Lending Cash Central Fund	7,927
Total	$ 10,230
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 93,496,434	$ 93,374,649	$ 121,785	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $111,246,349. Net unrealized depreciation aggregated $17,749,915, of which $5,409,920 related to appreciated investment securities and $23,159,835 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Consumer
Discretionary Portfolio

May 31, 2009

1.802163.105

CPR-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AUTO COMPONENTS - 2.8%
Auto Parts & Equipment - 2.8%
BorgWarner, Inc.	6,600	$ 212,850
Gentex Corp.	29,000	341,910
Johnson Controls, Inc.	31,400	625,802
		1,180,562
AUTOMOBILES - 1.4%
Automobile Manufacturers - 1.0%
Ford Motor Co. (a)	73,700	423,775
Motorcycle Manufacturers - 0.4%
Harley-Davidson, Inc. (d)	10,500	178,185
TOTAL AUTOMOBILES		601,960
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Li & Fung Ltd.	144,000	390,387
DIVERSIFIED CONSUMER SERVICES - 2.5%
Education Services - 2.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,100	478,710
DeVry, Inc.	2,400	104,568
Princeton Review, Inc. (a)	17,514	81,966
Strayer Education, Inc. (d)	1,600	294,832
		960,076
Specialized Consumer Services - 0.2%
Coinstar, Inc. (a)	3,400	100,708
TOTAL DIVERSIFIED CONSUMER SERVICES		1,060,784
FOOD & STAPLES RETAILING - 4.3%
Food Retail - 1.0%
Susser Holdings Corp. (a)	29,483	400,379
Hypermarkets & Super Centers - 3.3%
Costco Wholesale Corp.	20,000	970,400
Wal-Mart Stores, Inc.	8,700	432,738
		1,403,138
TOTAL FOOD & STAPLES RETAILING		1,803,517
HOTELS, RESTAURANTS & LEISURE - 21.0%
Casinos & Gaming - 4.1%
Ameristar Casinos, Inc.	8,500	170,595
International Game Technology	24,300	421,848
Las Vegas Sands Corp. unit	900	150,183
Penn National Gaming, Inc. (a)	15,500	512,585
WMS Industries, Inc. (a)	13,100	464,657
		1,719,868
Hotels, Resorts & Cruise Lines - 5.0%
Carnival Corp. unit	40,100	1,020,144
Marriott International, Inc. Class A	13,600	317,696

	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	16,600	$ 406,202
Wyndham Worldwide Corp.	29,900	352,521
		2,096,563
Restaurants - 11.9%
Brinker International, Inc.	16,200	289,980
Burger King Holdings, Inc.	24,000	397,440
Darden Restaurants, Inc.	16,300	589,571
Jack in the Box, Inc. (a)	6,600	173,580
McDonald's Corp.	51,400	3,032,086
P.F. Chang's China Bistro, Inc. (a)	6,200	198,028
Sonic Corp. (a)	34,600	326,278
		5,006,963
TOTAL HOTELS, RESTAURANTS & LEISURE		8,823,394
HOUSEHOLD DURABLES - 2.3%
Home Furnishings - 0.2%
Mohawk Industries, Inc. (a)	2,700	103,329
Homebuilding - 1.4%
Centex Corp.	10,800	91,044
Lennar Corp. Class A	14,970	142,365
M.D.C. Holdings, Inc.	1,800	55,278
NVR, Inc. (a)	100	49,490
Pulte Homes, Inc.	16,400	144,320
Toll Brothers, Inc. (a)	4,700	87,326
		569,823
Household Appliances - 0.7%
Whirlpool Corp.	7,300	307,622
TOTAL HOUSEHOLD DURABLES		980,774
INTERNET & CATALOG RETAIL - 2.5%
Internet Retail - 2.5%
Amazon.com, Inc.	13,300	1,037,267
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	1,578	658,389
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Hasbro, Inc.	11,500	292,215
MEDIA - 19.8%
Advertising - 1.3%
Interpublic Group of Companies, Inc. (a)	82,700	433,348
Lamar Advertising Co. Class A (a)	6,400	118,848
		552,196
Broadcasting - 1.0%
Grupo Televisa SA de CV (CPO) sponsored ADR	23,300	414,274
Cable & Satellite - 8.2%
Comcast Corp. Class A	111,350	1,533,290
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - continued
Liberty Media Corp. Entertainment Series A (a)	21,500	$ 519,440
The DIRECTV Group, Inc. (a)(d)	24,000	540,000
Time Warner Cable, Inc.	23,247	715,775
Virgin Media, Inc.	16,600	144,420
		3,452,925
Movies & Entertainment - 8.3%
The Walt Disney Co.	109,100	2,642,402
Time Warner, Inc.	34,899	817,335
		3,459,737
Publishing - 1.0%
McGraw-Hill Companies, Inc.	14,000	421,260
TOTAL MEDIA		8,300,392
MULTILINE RETAIL - 7.1%
Department Stores - 0.4%
Nordstrom, Inc.	7,700	151,613
General Merchandise Stores - 6.7%
Dollar Tree, Inc. (a)	3,800	170,126
Target Corp.	67,300	2,644,890
		2,815,016
TOTAL MULTILINE RETAIL		2,966,629
SPECIALTY RETAIL - 25.6%
Apparel Retail - 4.9%
Citi Trends, Inc. (a)	16,052	413,821
Pacific Sunwear of California, Inc. (a)	39,300	168,597
Ross Stores, Inc.	19,300	755,788
Urban Outfitters, Inc. (a)	26,300	537,046
Zumiez, Inc. (a)	21,592	192,601
		2,067,853
Automotive Retail - 3.6%
Advance Auto Parts, Inc.	25,800	1,098,822
AutoZone, Inc. (a)	2,600	395,590
		1,494,412
Computer & Electronics Retail - 0.9%
Gamestop Corp. Class A (a)	15,200	379,240
Home Improvement Retail - 11.7%
Home Depot, Inc.	64,850	1,501,926
Lowe's Companies, Inc.	161,300	3,066,311
Lumber Liquidators, Inc. (a)	22,900	346,935
		4,915,172

	Shares	Value
Specialty Stores - 4.5%
Jo-Ann Stores, Inc. (a)	3,900	$ 84,279
PetSmart, Inc.	6,400	130,304
Sally Beauty Holdings, Inc. (a)	28,200	200,502
Staples, Inc.	72,150	1,475,468
		1,890,553
TOTAL SPECIALTY RETAIL		10,747,230
TEXTILES, APPAREL & LUXURY GOODS - 5.7%
Apparel, Accessories & Luxury Goods - 1.7%
Coach, Inc.	19,100	501,757
Hanesbrands, Inc. (a)	10,300	174,070
Polo Ralph Lauren Corp. Class A	800	43,056
		718,883
Footwear - 4.0%
Iconix Brand Group, Inc. (a)	32,134	520,249
NIKE, Inc. Class B	20,200	1,152,410
		1,672,659
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,391,542
TOTAL COMMON STOCKS (Cost $43,600,022)		41,235,042
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.53% (b)	492,125	492,125
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	882,500	882,500
TOTAL MONEY MARKET FUNDS (Cost $1,374,625)		1,374,625
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $44,974,647)	42,609,667
NET OTHER ASSETS - (1.5)%	(636,321)
NET ASSETS - 100%	$ 41,973,346
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,501
Fidelity Securities Lending Cash Central Fund	1,895
Total	$ 3,396
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 42,609,667	$ 42,069,097	$ 540,570	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $45,540,122. Net unrealized depreciation aggregated $2,930,455, of which $2,911,702 related to appreciated investment securities and $5,842,157 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Consumer Staples Portfolio

May 31, 2009

1.802172.105

FOO-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BEVERAGES - 30.3%
Brewers - 7.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	245,611	$ 2,001,198
Anheuser-Busch InBev NV	930,800	32,834,355
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	56,500	3,700,750
Molson Coors Brewing Co. Class B	756,135	33,262,379
SABMiller PLC	650	13,427
		71,812,109
Distillers & Vintners - 4.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,222,073	25,687,164
Diageo PLC sponsored ADR	266,300	14,529,328
Pernod Ricard SA (d)	50,884	3,191,190
Remy Cointreau SA	700	24,864
		43,432,546
Soft Drinks - 18.7%
Coca-Cola Enterprises, Inc.	975,800	16,256,828
Coca-Cola FEMSA SAB de CV sponsored ADR	117,700	4,858,656
Coca-Cola Icecek AS	473,332	2,637,935
Cott Corp. (a)	195,700	1,147,170
Dr Pepper Snapple Group, Inc. (a)	388,125	8,433,956
Embotelladora Andina SA sponsored ADR	301,741	5,039,075
Fomento Economico Mexicano SAB de CV sponsored ADR	74,890	2,448,154
Pepsi Bottling Group, Inc.	297,423	9,773,320
PepsiCo, Inc.	1,114,605	58,015,190
The Coca-Cola Co.	1,592,115	78,268,373
		186,878,657
TOTAL BEVERAGES		302,123,312
FOOD & STAPLES RETAILING - 18.4%
Drug Retail - 8.5%
CVS Caremark Corp.	2,416,473	72,010,895
Walgreen Co.	423,300	12,610,107
		84,621,002
Food Retail - 4.5%
Kroger Co.	672,232	15,326,890
Safeway, Inc.	1,473,929	29,861,802
		45,188,692
Hypermarkets & Super Centers - 5.4%
Wal-Mart Stores, Inc.	1,073,200	53,380,968
TOTAL FOOD & STAPLES RETAILING		183,190,662
FOOD PRODUCTS - 15.8%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	559,271	15,391,138

	Shares	Value
Bunge Ltd.	159,872	$ 10,115,101
Corn Products International, Inc.	196,477	5,188,958
SLC Agricola SA	327,000	2,626,973
Viterra, Inc. (a)	308,900	2,617,077
		35,939,247
Packaged Foods & Meats - 12.2%
Cadbury PLC sponsored ADR	108,793	3,818,634
Cermaq ASA	378,000	2,636,716
DANONE (d)	50,600	2,529,027
General Mills, Inc.	470,456	24,077,938
Lindt & Spruengli AG (d)	79	1,761,755
Nestle SA (Reg.)	1,102,581	40,151,902
Perdigao SA (ON)	37,600	738,713
PureCircle Ltd. (a)	224,800	1,010,673
Sadia SA ADR (d)	317,200	2,331,420
Tyson Foods, Inc. Class A	717,085	9,551,572
Unilever NV (NY Shares)	1,379,512	33,025,517
		121,633,867
TOTAL FOOD PRODUCTS		157,573,114
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Newell Rubbermaid, Inc.	221,812	2,553,056
HOUSEHOLD PRODUCTS - 18.1%
Household Products - 18.1%
Colgate-Palmolive Co.	744,949	49,129,387
Energizer Holdings, Inc. (a)	95,200	4,975,152
Kimberly-Clark Corp.	1,001	51,942
Procter & Gamble Co.	2,438,611	126,661,453
		180,817,934
PERSONAL PRODUCTS - 3.9%
Personal Products - 3.9%
Avon Products, Inc.	1,175,125	31,211,320
Mead Johnson Nutrition Co. Class A	161,500	5,032,340
Natura Cosmeticos SA	188,800	2,434,457
		38,678,117
PHARMACEUTICALS - 2.2%
Pharmaceuticals - 2.2%
Johnson & Johnson	362,924	20,018,888
Perrigo Co.	88,500	2,377,110
		22,395,998
TOBACCO - 9.5%
Tobacco - 9.5%
Altria Group, Inc.	1,249,450	21,353,101
British American Tobacco PLC sponsored ADR	852,580	46,678,755
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	555,698	$ 23,694,963
Souza Cruz Industria Comerico	126,400	3,332,320
		95,059,139
TOTAL COMMON STOCKS (Cost $1,045,189,618)		982,391,332
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.53% (b)	10,848,672	10,848,672
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,677,076	2,677,076
TOTAL MONEY MARKET FUNDS (Cost $13,525,748)		13,525,748
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,058,715,366)	995,917,080
NET OTHER ASSETS - 0.1%	935,731
NET ASSETS - 100%	$ 996,852,811
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,867
Fidelity Securities Lending Cash Central Fund	96,559
Total	$ 115,426
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 995,917,080	$ 911,763,171	$ 84,153,909	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,072,260,695. Net unrealized depreciation aggregated $76,343,615, of which $52,798,348 related to appreciated investment securities and $129,141,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.851744.102

ACSF-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BEVERAGES - 30.3%
Brewers - 7.2%
Anadolu Efes Biracilik ve Malt Sanyii AS	245,611	$ 2,001,198
Anheuser-Busch InBev NV	930,800	32,834,355
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	56,500	3,700,750
Molson Coors Brewing Co. Class B	756,135	33,262,379
SABMiller PLC	650	13,427
		71,812,109
Distillers & Vintners - 4.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,222,073	25,687,164
Diageo PLC sponsored ADR	266,300	14,529,328
Pernod Ricard SA (d)	50,884	3,191,190
Remy Cointreau SA	700	24,864
		43,432,546
Soft Drinks - 18.7%
Coca-Cola Enterprises, Inc.	975,800	16,256,828
Coca-Cola FEMSA SAB de CV sponsored ADR	117,700	4,858,656
Coca-Cola Icecek AS	473,332	2,637,935
Cott Corp. (a)	195,700	1,147,170
Dr Pepper Snapple Group, Inc. (a)	388,125	8,433,956
Embotelladora Andina SA sponsored ADR	301,741	5,039,075
Fomento Economico Mexicano SAB de CV sponsored ADR	74,890	2,448,154
Pepsi Bottling Group, Inc.	297,423	9,773,320
PepsiCo, Inc.	1,114,605	58,015,190
The Coca-Cola Co.	1,592,115	78,268,373
		186,878,657
TOTAL BEVERAGES		302,123,312
FOOD & STAPLES RETAILING - 18.4%
Drug Retail - 8.5%
CVS Caremark Corp.	2,416,473	72,010,895
Walgreen Co.	423,300	12,610,107
		84,621,002
Food Retail - 4.5%
Kroger Co.	672,232	15,326,890
Safeway, Inc.	1,473,929	29,861,802
		45,188,692
Hypermarkets & Super Centers - 5.4%
Wal-Mart Stores, Inc.	1,073,200	53,380,968
TOTAL FOOD & STAPLES RETAILING		183,190,662
FOOD PRODUCTS - 15.8%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	559,271	15,391,138

	Shares	Value
Bunge Ltd.	159,872	$ 10,115,101
Corn Products International, Inc.	196,477	5,188,958
SLC Agricola SA	327,000	2,626,973
Viterra, Inc. (a)	308,900	2,617,077
		35,939,247
Packaged Foods & Meats - 12.2%
Cadbury PLC sponsored ADR	108,793	3,818,634
Cermaq ASA	378,000	2,636,716
DANONE (d)	50,600	2,529,027
General Mills, Inc.	470,456	24,077,938
Lindt & Spruengli AG (d)	79	1,761,755
Nestle SA (Reg.)	1,102,581	40,151,902
Perdigao SA (ON)	37,600	738,713
PureCircle Ltd. (a)	224,800	1,010,673
Sadia SA ADR (d)	317,200	2,331,420
Tyson Foods, Inc. Class A	717,085	9,551,572
Unilever NV (NY Shares)	1,379,512	33,025,517
		121,633,867
TOTAL FOOD PRODUCTS		157,573,114
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Newell Rubbermaid, Inc.	221,812	2,553,056
HOUSEHOLD PRODUCTS - 18.1%
Household Products - 18.1%
Colgate-Palmolive Co.	744,949	49,129,387
Energizer Holdings, Inc. (a)	95,200	4,975,152
Kimberly-Clark Corp.	1,001	51,942
Procter & Gamble Co.	2,438,611	126,661,453
		180,817,934
PERSONAL PRODUCTS - 3.9%
Personal Products - 3.9%
Avon Products, Inc.	1,175,125	31,211,320
Mead Johnson Nutrition Co. Class A	161,500	5,032,340
Natura Cosmeticos SA	188,800	2,434,457
		38,678,117
PHARMACEUTICALS - 2.2%
Pharmaceuticals - 2.2%
Johnson & Johnson	362,924	20,018,888
Perrigo Co.	88,500	2,377,110
		22,395,998
TOBACCO - 9.5%
Tobacco - 9.5%
Altria Group, Inc.	1,249,450	21,353,101
British American Tobacco PLC sponsored ADR	852,580	46,678,755
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	555,698	$ 23,694,963
Souza Cruz Industria Comerico	126,400	3,332,320
		95,059,139
TOTAL COMMON STOCKS (Cost $1,045,189,618)		982,391,332
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.53% (b)	10,848,672	10,848,672
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,677,076	2,677,076
TOTAL MONEY MARKET FUNDS (Cost $13,525,748)		13,525,748
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,058,715,366)	995,917,080
NET OTHER ASSETS - 0.1%	935,731
NET ASSETS - 100%	$ 996,852,811
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,867
Fidelity Securities Lending Cash Central Fund	96,559
Total	$ 115,426
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 995,917,080	$ 911,763,171	$ 84,153,909	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,072,260,695. Net unrealized depreciation aggregated $76,343,615, of which $52,798,348 related to appreciated investment securities and $129,141,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Defense and Aerospace Portfolio

May 31, 2009

1.802165.105

DEF-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AEROSPACE & DEFENSE - 90.4%
Aerospace & Defense - 90.4%
AAR Corp. (a)	122,500	$ 1,800,750
AeroVironment, Inc. (a)	156,800	4,377,856
Alliant Techsystems, Inc. (a)	223,400	19,277,186
Argon ST, Inc. (a)	112,100	2,322,712
BE Aerospace, Inc. (a)	156,000	2,321,280
Curtiss-Wright Corp.	194,800	5,703,744
DigitalGlobe, Inc. (a)	59,000	1,063,770
DynCorp International, Inc. Class A (a)	255,200	3,692,744
Esterline Technologies Corp. (a)	159,800	4,368,932
GenCorp, Inc. (non-vtg.) (a)	184,700	371,247
General Dynamics Corp.	300,330	17,088,777
Goodrich Corp.	542,750	26,345,085
Heico Corp. (d)	143,300	4,998,304
Hexcel Corp. (a)	700	7,483
Honeywell International, Inc.	1,633,000	54,150,280
L-3 Communications Holdings, Inc.	297,300	21,854,523
Lockheed Martin Corp.	907,400	75,885,862
Meggitt PLC	450,100	1,161,307
Moog, Inc. Class A (a)	180,200	4,306,780
Northrop Grumman Corp.	430,100	20,481,362
Orbital Sciences Corp. (a)	415,892	6,121,930
Precision Castparts Corp.	309,800	25,580,186
Raytheon Co.	506,052	22,595,222
Rockwell Collins, Inc.	213,700	9,065,154
Stanley, Inc. (a)	108,000	2,817,720
Teledyne Technologies, Inc. (a)	39,800	1,308,226
The Boeing Co.	973,266	43,650,980
TransDigm Group, Inc. (a)	120,700	4,733,854
Triumph Group, Inc.	93,700	3,692,717
United Technologies Corp.	1,761,900	92,693,559
		483,839,532
AIRLINES - 0.5%
Airlines - 0.5%
Delta Air Lines, Inc. (a)	365,875	2,125,734
UAL Corp. (a)	90,900	423,594
		2,549,328
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Cytec Industries, Inc.	64,400	1,383,312
COMMUNICATIONS EQUIPMENT - 1.2%
Communications Equipment - 1.2%
Harris Corp.	162,500	5,050,500
Harris Stratex Networks, Inc. Class A (a)	40,367	192,551
ViaSat, Inc. (a)	45,800	1,148,664
		6,391,715

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
FLIR Systems, Inc. (a)	79,700	$ 1,790,062
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.4%
iRobot Corp. (a)(d)	186,900	2,336,250
INDUSTRIAL CONGLOMERATES - 0.8%
Industrial Conglomerates - 0.8%
Textron, Inc.	357,000	4,105,500
IT SERVICES - 2.5%
IT Consulting & Other Services - 2.5%
CACI International, Inc. Class A (a)	19,500	748,215
ManTech International Corp. Class A (a)	117,300	4,498,455
NCI, Inc. Class A (a)	208,500	5,245,860
SAIC, Inc. (a)	94,900	1,657,903
SRA International, Inc. Class A (a)	63,600	1,128,264
		13,278,697
MACHINERY - 0.9%
Construction & Farm Machinery & Heavy Trucks - 0.9%
Force Protection, Inc. (a)	126,853	1,094,741
Navistar International Corp. (a)	92,000	3,662,520
		4,757,261
METALS & MINING - 0.9%
Steel - 0.9%
ArcelorMittal SA (NY Shares) Class A	44,600	1,479,828
Carpenter Technology Corp.	140,800	3,165,184
		4,645,012
SOFTWARE - 0.2%
Systems Software - 0.2%
Sourcefire, Inc. (a)	93,800	1,144,360
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Trading Companies & Distributors - 0.2%
Kaman Corp.	62,800	995,380
TOTAL COMMON STOCKS (Cost $640,321,923)		527,216,409
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	10,122,643	$ 10,122,643
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,496,000	2,496,000
TOTAL MONEY MARKET FUNDS (Cost $12,618,643)		12,618,643
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $652,940,566)	539,835,052
NET OTHER ASSETS - (0.9)%	(4,879,355)
NET ASSETS - 100%	$ 534,955,697
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,949
Fidelity Securities Lending Cash Central Fund	4,697
Total	$ 8,646
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 539,835,052	$ 538,673,745	$ 1,161,307	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $658,433,432. Net unrealized depreciation aggregated $118,598,380, of which $63,982,705 related to appreciated investment securities and $182,581,085 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Electronics Portfolio

May 31, 2009

1.802167.105

ELE-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.7%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	70,200	$ 1,298,700
QUALCOMM, Inc.	278,400	12,135,456
		13,434,156
COMPUTERS & PERIPHERALS - 1.1%
Computer Hardware - 0.0%
Dell, Inc. (a)	29,300	339,294
Computer Storage & Peripherals - 1.1%
SanDisk Corp. (a)	96,900	1,517,454
Seagate Technology	805,200	7,013,292
		8,530,746
TOTAL COMPUTERS & PERIPHERALS		8,870,040
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
First Solar, Inc. (a)	5,100	969,000
Motech Industries, Inc.	1	4
Q-Cells SE (a)(e)	60,000	1,518,011
Renewable Energy Corp. AS (a)(e)	159,600	1,748,921
SolarWorld AG (e)	56,000	1,759,239
Sunpower Corp. Class B (a)	33,200	853,904
		6,849,079
ELECTRONIC EQUIPMENT & COMPONENTS - 4.1%
Electronic Components - 0.9%
Everlight Electronics Co. Ltd.	1,130,993	3,031,078
Vishay Intertechnology, Inc. (a)	807,600	4,466,028
		7,497,106
Electronic Manufacturing Services - 1.7%
DDi Corp. (a)	250,099	1,000,396
Flextronics International Ltd. (a)	1,797,893	7,119,656
Jabil Circuit, Inc.	362,796	2,840,693
Tyco Electronics Ltd.	126,000	2,188,620
		13,149,365
Technology Distributors - 1.5%
Arrow Electronics, Inc. (a)	90,700	2,194,033
Avnet, Inc. (a)	362,979	8,352,147
Ingram Micro, Inc. Class A (a)	94,100	1,554,532
		12,100,712
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		32,747,183
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	135,688
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)(e)	200,000	274,776

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 87.9%
Semiconductor Equipment - 19.5%
Advanced Energy Industries, Inc. (a)	14,100	$ 133,245
Aixtron AG	224,800	2,678,723
Amkor Technology, Inc. (a)(e)	3,033,200	13,770,728
Applied Materials, Inc.	4,345,100	48,925,826
ASML Holding NV (NY Shares)	497,700	10,302,390
ATMI, Inc. (a)	105,700	1,715,511
Brooks Automation, Inc. (a)	26,400	103,224
Cabot Microelectronics Corp. (a)	11,300	315,835
Cohu, Inc.	9,700	89,725
Cymer, Inc. (a)	287,871	7,991,299
Entegris, Inc. (a)	45,200	130,176
FEI Co. (a)	15,400	335,104
FormFactor, Inc. (a)	356,200	6,465,030
Global Unichip Corp.	392,382	2,415,938
KLA-Tencor Corp.	218,300	5,894,100
Kulicke & Soffa Industries, Inc. (a)	444,135	2,047,462
Lam Research Corp. (a)	608,200	15,928,758
Mattson Technology, Inc. (a)	153,900	200,070
MEMC Electronic Materials, Inc. (a)	791,154	15,261,361
MKS Instruments, Inc. (a)	18,000	243,180
Teradyne, Inc. (a)	74,400	531,960
Tessera Technologies, Inc. (a)	219,300	5,160,129
Ultratech, Inc. (a)	10,300	129,368
Varian Semiconductor Equipment Associates, Inc. (a)	478,200	11,247,264
Veeco Instruments, Inc. (a)	12,100	127,413
Verigy Ltd. (a)	353,000	4,236,000
		156,379,819
Semiconductors - 68.4%
Actel Corp. (a)	10,400	117,312
Advanced Analogic Technologies, Inc. (a)	553,342	2,617,308
Advanced Micro Devices, Inc. (a)(e)	1,009,700	4,584,038
Altera Corp.	270,300	4,600,506
Analog Devices, Inc.	935,500	22,835,555
Applied Micro Circuits Corp. (a)	136,400	1,066,648
ARM Holdings PLC sponsored ADR	1,185,900	6,237,834
Atheros Communications, Inc. (a)	69,600	1,166,496
Atmel Corp. (a)	5,849,600	22,520,960
Broadcom Corp. Class A (a)	649,300	16,544,164
California Micro Devices Corp. (a)	309,974	753,237
Chartered Semiconductor Manufacturing Ltd. (a)	293,500	450,738
Chartered Semiconductor Manufacturing Ltd. ADR (a)	206,402	3,126,990
Cirrus Logic, Inc. (a)	246,891	960,406
Cree, Inc. (a)	29,600	900,728
CSR PLC (a)(e)	97,800	555,634
Cypress Semiconductor Corp. (a)	378,800	3,257,680
Diodes, Inc. (a)	12,200	187,514
DSP Group, Inc. (a)	12,100	87,725
Exar Corp. (a)	15,000	96,900
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Fairchild Semiconductor International, Inc. (a)	1,877,250	$ 13,253,385
Himax Technologies, Inc. sponsored ADR	619,900	2,250,237
Infineon Technologies AG (a)	3,099,300	9,762,374
Integrated Device Technology, Inc. (a)	519,531	2,924,960
Intel Corp.	12,314,100	193,577,650
International Rectifier Corp. (a)	586,147	8,481,547
Intersil Corp. Class A	143,700	1,760,325
Linear Technology Corp.	121,300	2,839,633
LSI Corp. (a)	611,200	2,732,064
Marvell Technology Group Ltd. (a)	2,507,400	28,659,582
Maxim Integrated Products, Inc.	209,200	3,395,316
Micrel, Inc.	23,000	169,050
Micron Technology, Inc. (a)	4,015,863	20,320,267
National Semiconductor Corp.	1,544,700	21,440,436
Netlogic Microsystems, Inc. (a)	7,500	245,400
NVIDIA Corp. (a)	1,421,550	14,826,767
O2Micro International Ltd. sponsored ADR (a)	496,900	1,937,910
Omnivision Technologies, Inc. (a)	82,700	941,953
ON Semiconductor Corp. (a)	1,268,941	8,692,246
PMC-Sierra, Inc. (a)	376,500	2,857,635
Rambus, Inc. (a)	38,800	502,460
RF Micro Devices, Inc. (a)	735,500	2,096,175
Samsung Electronics Co. Ltd.	10,892	4,858,359
Semiconductor Manufacturing International Corp. sponsored ADR (a)	477,500	1,251,050
Semtech Corp. (a)	27,800	447,302
Sigma Designs, Inc. (a)(e)	10,800	166,968
Silicon Image, Inc. (a)	376,445	892,175
Silicon Laboratories, Inc. (a)	19,600	658,952
Silicon Storage Technology, Inc. (a)	39,300	72,312
SiRF Technology Holdings, Inc. (a)	302,500	1,203,950
Skyworks Solutions, Inc. (a)	435,650	4,151,745
Standard Microsystems Corp. (a)	193,900	3,575,516
STATS ChipPAC Ltd. (a)	5,269,000	2,411,676
Supertex, Inc. (a)	4,800	117,552
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	539,000	5,896,660
Texas Instruments, Inc.	4,093,700	79,417,780
TriQuint Semiconductor, Inc. (a)	61,600	274,120
Volterra Semiconductor Corp. (a)	17,300	236,318
Xilinx, Inc.	192,400	3,990,376
Zoran Corp. (a)	193,500	2,143,980
		548,102,536
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		704,482,355

	Shares	Value
SOFTWARE - 0.0%
Application Software - 0.0%
Magma Design Automation, Inc. (a)	62,055	$ 91,841
Home Entertainment Software - 0.0%
Nintendo Co. Ltd.	200	53,888
TOTAL SOFTWARE		145,729
TOTAL COMMON STOCKS (Cost $1,027,886,843)		766,939,006
Corporate Bonds - 3.7%
		Principal Amount (d)
Convertible Bonds - 3.1%
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25		$ 3,660,000	2,311,656
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14		470,000	584,163
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Manufacturing Services - 0.2%
TTM Technologies, Inc. 3.25% 5/15/15		2,300,000	1,799,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 6% 4/15/14 (f)		1,100,000	1,759,560
Semiconductors - 2.3%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		1,000,000	621,250
6% 5/1/15		17,270,000	8,289,600
Diodes, Inc. 2.25% 10/1/26		1,750,000	1,429,575
Infineon Technologies Holding BV 5% 6/5/10	EUR	4,450,000	5,452,792
Micron Technology, Inc. 4.25% 10/15/13		290,000	340,388
Xilinx, Inc. 3.125% 3/15/37		2,790,000	2,113,425
			18,247,030
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			20,006,590
TOTAL CONVERTIBLE BONDS			24,702,159
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 0.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Avago Technologies Finance Ltd.:
10.125% 12/1/13		$ 500,000	$ 480,625
11.875% 12/1/15		1,500,000	1,365,000
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (g)		3,500,000	820,628
10.125% 12/15/16		3,000,000	870,000
NXP BV:
7.875% 10/15/14		1,995,000	718,200
9.5% 10/15/15		2,000,000	350,000
			4,604,453
TOTAL CORPORATE BONDS (Cost $22,414,042)			29,306,612
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	4,585,870	4,585,870
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	12,054,945	12,054,945
TOTAL MONEY MARKET FUNDS (Cost $16,640,815)		16,640,815
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,066,941,700)	812,886,433
NET OTHER ASSETS - (1.4)%	(11,090,501)
NET ASSETS - 100%	$ 801,795,932
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,759,560 or 0.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,461
Fidelity Securities Lending Cash Central Fund	52,314
Total	$ 78,775
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 812,886,433	$ 752,199,550	$ 60,686,883	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,085,283,789. Net unrealized depreciation aggregated $272,397,356, of which $78,011,119 related to appreciated investment securities and $350,408,475 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Energy Portfolio

May 31, 2009

1.802168.105

ENE-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	45,359	$ 442,704
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	202,654	8,693,857
ELECTRICAL EQUIPMENT - 2.9%
Electrical Components & Equipment - 2.7%
Energy Conversion Devices, Inc. (a)(d)	331,339	5,702,344
Evergreen Solar, Inc. (a)(d)	730,527	1,358,780
First Solar, Inc. (a)	117,000	22,230,000
JA Solar Holdings Co. Ltd. ADR (a)	2,243,482	9,489,929
Q-Cells SE (a)(d)	50,800	1,285,249
Renewable Energy Corp. AS (a)(d)	393,400	4,310,936
Sunpower Corp.:
Class A (a)	71,600	2,086,424
Class B (a)	303,800	7,813,736
		54,277,398
Heavy Electrical Equipment - 0.2%
Vestas Wind Systems AS (a)	38,200	2,814,826
TOTAL ELECTRICAL EQUIPMENT		57,092,224
ENERGY EQUIPMENT & SERVICES - 35.5%
Oil & Gas Drilling - 15.3%
Atwood Oceanics, Inc. (a)	1,031,045	27,281,451
Diamond Offshore Drilling, Inc.	200	16,856
ENSCO International, Inc.	113,800	4,425,682
Helmerich & Payne, Inc.	962,298	33,651,561
Hercules Offshore, Inc. (a)	599,933	2,783,689
Nabors Industries Ltd. (a)	2,516,361	44,992,535
Noble Corp.	2,243,100	77,095,347
Patterson-UTI Energy, Inc.	241,442	3,462,278
Pride International, Inc. (a)	1,039,200	25,169,424
Seadrill Ltd.	727,800	10,733,996
Songa Offshore Se (a)	372,000	1,030,738
Transocean Ltd. (a)	926,851	73,666,117
		304,309,674
Oil & Gas Equipment & Services - 20.2%
Baker Hughes, Inc.	17,700	691,362
BJ Services Co.	2,333,690	36,498,912
Cameron International Corp. (a)	65,300	2,039,319
Complete Production Services, Inc. (a)	120,000	849,600
Core Laboratories NV	70,500	6,693,270
Dresser-Rand Group, Inc. (a)	115,700	3,239,600
Dril-Quip, Inc. (a)	352,399	14,561,127
Exterran Holdings, Inc. (a)	249,100	4,959,581
FMC Technologies, Inc. (a)	344,200	14,325,604
Fugro NV (Certificaten Van Aandelen) unit	5,202	217,051
Global Industries Ltd. (a)	1,058,760	7,411,320
Halliburton Co.	1,034,530	23,721,773

	Shares	Value
Helix Energy Solutions Group, Inc. (a)	256,100	$ 2,881,125
Hornbeck Offshore Services, Inc. (a)	250,700	6,954,418
Key Energy Services, Inc. (a)	180,500	1,164,225
Lufkin Industries, Inc.	23,110	1,048,732
National Oilwell Varco, Inc. (a)	1,258,412	48,599,871
Newpark Resources, Inc. (a)	64,007	184,340
Oceaneering International, Inc. (a)	310,570	15,969,509
Oil States International, Inc. (a)	125,700	3,284,541
Schlumberger Ltd. (NY Shares)	1,238,060	70,854,174
Smith International, Inc.	110,445	3,223,890
Superior Energy Services, Inc. (a)	562,506	12,971,388
Tenaris SA sponsored ADR	332,200	10,155,354
Tidewater, Inc.	179,405	8,552,236
TSC Offshore Group Ltd. (a)	3,620,000	608,861
Weatherford International Ltd. (a)	4,175,544	86,433,761
Willbros Group, Inc. (a)	816,318	12,465,176
		400,560,120
TOTAL ENERGY EQUIPMENT & SERVICES		704,869,794
GAS UTILITIES - 1.0%
Gas Utilities - 1.0%
EQT Corp.	167,621	6,243,882
Questar Corp.	373,128	12,645,308
Zhongyu Gas Holdings Ltd. (a)	18,716,000	1,026,481
		19,915,671
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Vallourec SA	200	25,279
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Teck Resources Ltd. Class B (sub. vtg.)	180,900	2,841,578
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Public Service Enterprise Group, Inc.	100	3,187
Sempra Energy	96	4,385
		7,572
OIL, GAS & CONSUMABLE FUELS - 58.7%
Coal & Consumable Fuels - 6.3%
Arch Coal, Inc.	1,687,300	31,265,669
CONSOL Energy, Inc.	498,216	20,506,571
Foundation Coal Holdings, Inc.	1,145,900	33,632,165
Massey Energy Co.	1,557,705	35,655,867
Peabody Energy Corp.	73,500	2,497,530
PT Bumi Resources Tbk	8,082,000	1,556,822
Walter Energy, Inc.	100	3,264
		125,117,888
Integrated Oil & Gas - 16.9%
Chevron Corp.	728,558	48,572,962
ConocoPhillips	684,800	31,391,232
ENI SpA sponsored ADR	655,800	31,793,184
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Exxon Mobil Corp.	233,566	$ 16,197,802
Hess Corp.	628,000	41,818,520
Imperial Oil Ltd.	100	4,065
Marathon Oil Corp.	1,873,000	59,711,240
Murphy Oil Corp.	100	5,901
Occidental Petroleum Corp.	1,310,038	87,916,650
Suncor Energy, Inc. (d)	521,700	18,277,180
		335,688,736
Oil & Gas Exploration & Production - 29.3%
Anadarko Petroleum Corp.	716,000	34,210,480
Apache Corp.	203,100	17,113,206
Bankers Petroleum Ltd. (a)	213,100	433,305
Berry Petroleum Co. Class A	290,456	5,669,701
Bill Barrett Corp. (a)	40,400	1,374,812
Cabot Oil & Gas Corp.	1,633,880	57,398,204
Canadian Natural Resources Ltd.	394,100	23,357,951
Chesapeake Energy Corp.	1,826,205	41,381,805
Comstock Resources, Inc. (a)	629,616	25,077,605
Concho Resources, Inc. (a)	289,802	9,288,154
Denbury Resources, Inc. (a)	1,187,357	20,410,667
Devon Energy Corp.	90,200	5,704,248
EOG Resources, Inc.	3,947	288,881
EXCO Resources, Inc. (a)	1,814,683	27,927,971
Forest Oil Corp. (a)	2,691	51,156
Newfield Exploration Co. (a)	169,200	6,111,504
Noble Energy, Inc.	238,073	14,160,582
Oil Search Ltd.	1,030,610	4,530,176
OPTI Canada, Inc. (a)	818,200	2,458,047
Petrobank Energy & Resources Ltd. (a)	74,700	2,493,877
Petrohawk Energy Corp. (a)	2,805,270	70,692,804
Plains Exploration & Production Co. (a)	893,543	25,269,396
Quicksilver Resources, Inc. (a)	257,200	2,893,500
Range Resources Corp.	1,675,900	76,772,979
SandRidge Energy, Inc. (a)	165,887	1,806,509
Southwestern Energy Co. (a)	2,226,490	96,785,523
Talisman Energy, Inc.	14,900	241,692
Ultra Petroleum Corp. (a)	132,500	5,999,600
Whiting Petroleum Corp. (a)	55,300	2,591,358
		582,495,693
Oil & Gas Refining & Marketing - 5.5%
Frontier Oil Corp.	2,247,492	39,263,685
Holly Corp.	560,395	13,555,955
Sunoco, Inc.	429,900	13,081,857

	Shares	Value
Tesoro Corp.	564,627	$ 9,564,781
Valero Energy Corp.	1,525,508	34,125,614
		109,591,892
Oil & Gas Storage & Transport - 0.7%
El Paso Corp.	925,000	9,018,750
Williams Companies, Inc.	269,300	4,518,854
		13,537,604
TOTAL OIL, GAS & CONSUMABLE FUELS	1,166,431,813
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Mortgage REITs - 0.0%
Walter Investment Management Corp. (a)	36	486
TOTAL COMMON STOCKS (Cost $1,808,548,312)		1,960,320,978
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14 (Cost $1,040,000)	$ 1,040,000	1,292,616
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	22,207,830	22,207,830
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	12,613,650	12,613,650
TOTAL MONEY MARKET FUNDS (Cost $34,821,480)		34,821,480
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,844,409,792)	1,996,435,074
NET OTHER ASSETS - (0.4)%	(8,240,644)
NET ASSETS - 100%	$ 1,988,194,430
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,948
Fidelity Securities Lending Cash Central Fund	235,770
Total	$ 264,718
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,996,435,074	$ 1,967,002,043	$ 29,433,031	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,914,953,452. Net unrealized appreciation aggregated $81,481,622, of which $403,872,530 related to appreciated investment securities and $322,390,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Energy Service Portfolio

May 31, 2009

1.802169.105

ENS-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
ELECTRICAL EQUIPMENT - 3.0%
Electrical Components & Equipment - 3.0%
Energy Conversion Devices, Inc. (a)(d)	211,000	$ 3,631,310
Evergreen Solar, Inc. (a)	15,300	28,458
First Solar, Inc. (a)	64,000	12,160,000
JA Solar Holdings Co. Ltd. ADR (a)(d)	2,194,400	9,282,312
Q-Cells SE (a)(d)	3,800	96,141
Renewable Energy Corp. AS (a)	132,300	1,449,763
Sunpower Corp.:
Class A (a)(d)	45,500	1,325,870
Class B (a)	300,800	7,736,576
		35,710,430
Heavy Electrical Equipment - 0.0%
Vestas Wind Systems AS (a)	1,400	103,161
TOTAL ELECTRICAL EQUIPMENT		35,813,591
ENERGY EQUIPMENT & SERVICES - 96.4%
Oil & Gas Drilling - 23.3%
Atwood Oceanics, Inc. (a)	1,072,725	28,384,304
Bronco Drilling Co., Inc. (a)	113,300	673,002
Diamond Offshore Drilling, Inc.	1,200	101,136
ENSCO International, Inc.	204,200	7,941,338
Helmerich & Payne, Inc.	584,900	20,453,953
Hercules Offshore, Inc. (a)(d)	1,657,931	7,692,800
Nabors Industries Ltd. (a)	1,818,555	32,515,763
Noble Corp.	1,256,535	43,187,108
Parker Drilling Co. (a)	486,900	2,278,692
Patterson-UTI Energy, Inc.	186,400	2,672,976
Pioneer Drilling Co. (a)	91,000	569,660
Pride International, Inc. (a)	843,200	20,422,304
Rowan Companies, Inc.	221,700	4,535,982
Seadrill Ltd.	1,087,000	16,031,676
Songa Offshore Se (a)	449,000	1,244,090
Transocean Ltd. (a)	1,172,587	93,197,215
		281,901,999
Oil & Gas Equipment & Services - 73.1%
Allis-Chalmers Energy, Inc. (a)(d)	249,700	679,184
Baker Hughes, Inc.	262,736	10,262,468
Basic Energy Services, Inc. (a)	353,400	3,576,408
BJ Services Co.	2,214,200	34,630,088
Bourbon SA	60,200	2,684,380
Bristow Group, Inc. (a)(d)	307,240	9,718,001
Cal Dive International, Inc. (a)	65,662	662,530
Cameron International Corp. (a)	544,300	16,998,489
Carbo Ceramics, Inc.	100	3,782
Compagnie Generale de Geophysique SA (a)	6,500	115,987
Complete Production Services, Inc. (a)	396,300	2,805,804
Core Laboratories NV (d)	260,300	24,712,882
Dawson Geophysical Co. (a)	32,600	875,636

	Shares	Value
Dresser-Rand Group, Inc. (a)	378,300	$ 10,592,400
Dril-Quip, Inc. (a)	592,900	24,498,628
Exterran Holdings, Inc. (a)	397,713	7,918,466
FMC Technologies, Inc. (a)	565,000	23,515,300
Global Industries Ltd. (a)	2,246,400	15,724,800
Gulf Island Fabrication, Inc.	71,200	1,132,080
Gulfmark Offshore, Inc. (a)	173,000	5,276,500
Halliburton Co.	2,323,341	53,274,209
Helix Energy Solutions Group, Inc. (a)	677,900	7,626,375
Hornbeck Offshore Services, Inc. (a)	469,100	13,012,834
ION Geophysical Corp. (a)	428,400	1,212,372
Key Energy Services, Inc. (a)	392,000	2,528,400
Lufkin Industries, Inc.	170,500	7,737,290
NATCO Group, Inc. Class A (a)	130,708	3,699,036
National Oilwell Varco, Inc. (a)	2,209,962	85,348,732
Newpark Resources, Inc. (a)	466,900	1,344,672
Oceaneering International, Inc. (a)	627,300	32,255,766
Oil States International, Inc. (a)	273,000	7,133,490
OYO Geospace Corp. (a)	24,400	378,200
Petroleum Geo-Services ASA (a)	1,050	6,823
PHI, Inc. (non-vtg.) (a)	248,100	3,917,499
Prosafe Production Public Ltd. (a)	935,200	2,134,178
RPC, Inc.	184,500	1,909,575
Saipem SpA	100	2,574
Schlumberger Ltd. (NY Shares)	5,014,546	286,982,465
SEACOR Holdings, Inc. (a)	2,800	213,948
Smith International, Inc.	1,215,156	35,470,404
Sulphco, Inc. (a)(d)	261,900	272,376
Superior Energy Services, Inc. (a)	710,375	16,381,248
Superior Well Services, Inc. (a)	142,200	1,427,688
T-3 Energy Services, Inc. (a)	172,100	2,498,892
Tenaris SA sponsored ADR (d)	294,700	9,008,979
Tesco Corp. (a)	100	890
TETRA Technologies, Inc. (a)	329,500	2,866,650
Tidewater, Inc.	283,400	13,509,678
Trico Marine Services, Inc. (a)(d)	56,700	167,265
TSC Offshore Group Ltd. (a)	4,114,000	691,948
Weatherford International Ltd. (a)	4,221,538	87,385,837
Willbros Group, Inc. (a)	396,900	6,060,663
		882,844,769
TOTAL ENERGY EQUIPMENT & SERVICES		1,164,746,768
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	36,000	181,091
TOTAL COMMON STOCKS (Cost $1,049,896,892)		1,200,741,450
Convertible Bonds - 0.1%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14 (Cost $620,000)	$ 620,000	$ 770,598
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	14,314,593	14,314,593
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	27,357,679	27,357,679
TOTAL MONEY MARKET FUNDS (Cost $41,672,272)		41,672,272
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,092,189,164)	1,243,184,320
NET OTHER ASSETS - (2.9)%	(35,305,977)
NET ASSETS - 100%	$ 1,207,878,343
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,338
Fidelity Securities Lending Cash Central Fund	180,521
Total	$ 193,859
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,243,184,320	$ 1,217,671,910	$ 25,512,410	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,129,601,486. Net unrealized appreciation aggregated $113,582,834, of which $275,901,905 related to appreciated investment securities and $162,319,071 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Environmental Portfolio

May 31, 2009

1.802170.105

ENV-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
AUTO COMPONENTS - 1.1%
Auto Parts & Equipment - 1.1%
Fuel Systems Solutions, Inc. (a)	22,800	$ 481,992
BUILDING PRODUCTS - 2.6%
Building Products - 2.6%
Trex Co., Inc. (a)(d)	101,600	1,128,776
CHEMICALS - 21.2%
Commodity Chemicals - 2.0%
Calgon Carbon Corp. (a)	76,500	882,045
Specialty Chemicals - 19.2%
Ecolab, Inc.	140,778	5,258,059
Nalco Holding Co.	181,200	3,145,632
		8,403,691
TOTAL CHEMICALS		9,285,736
COMMERCIAL SERVICES & SUPPLIES - 42.2%
Environmental & Facility Services - 42.2%
Clean Harbors, Inc. (a)	44,100	2,404,332
Covanta Holding Corp. (a)	133,400	2,015,674
Republic Services, Inc.	30,755	700,906
Stericycle, Inc. (a)	91,360	4,566,173
Tetra Tech, Inc. (a)	68,700	1,763,529
Waste Connections, Inc. (a)	74,050	1,880,870
Waste Management, Inc.	187,693	5,178,450
		18,509,934
CONSTRUCTION MATERIALS - 0.5%
Construction Materials - 0.5%
Headwaters, Inc. (a)	59,800	237,406
ELECTRIC UTILITIES - 3.1%
Electric Utilities - 3.1%
EnerNOC, Inc. (a)	57,800	1,376,796
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.3%
FuelCell Energy, Inc. (a)	169,200	571,896
Hydrogenics Corp. (a)	3,300	1,881
		573,777
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Comverge, Inc. (a)	14,500	147,900
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
Newpark Resources, Inc. (a)	89,300	257,184
FOOD & STAPLES RETAILING - 5.0%
Food Distributors - 3.1%
United Natural Foods, Inc. (a)	59,200	1,345,616

	Shares	Value
Food Retail - 1.9%
Whole Foods Market, Inc. (d)	43,700	$ 824,619
TOTAL FOOD & STAPLES RETAILING		2,170,235
FOOD PRODUCTS - 3.6%
Agricultural Products - 2.1%
Darling International, Inc. (a)	119,400	903,858
Packaged Foods & Meats - 1.5%
Hain Celestial Group, Inc. (a)	39,600	679,932
SunOpta, Inc. (a)	800	1,408
		681,340
TOTAL FOOD PRODUCTS		1,585,198
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.4%
Independent Power Producers & Energy Traders - 5.4%
Ormat Technologies, Inc. (d)	58,800	2,345,532
MACHINERY - 8.4%
Construction & Farm Machinery & Heavy Trucks - 1.6%
Lindsay Corp. (d)	22,600	720,036
Industrial Machinery - 6.8%
CLARCOR, Inc.	55,800	1,599,228
ESCO Technologies, Inc. (a)	33,500	1,360,770
		2,959,998
TOTAL MACHINERY		3,680,034
MULTI-UTILITIES - 1.0%
Multi-Utilities - 1.0%
Veolia Environnement sponsored ADR	14,900	438,507
TOTAL COMMON STOCKS (Cost $42,637,108)		42,219,007
Money Market Funds - 19.1%

Fidelity Cash Central Fund, 0.53% (b)	6,760,339	6,760,339
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,612,600	1,612,600
TOTAL MONEY MARKET FUNDS (Cost $8,372,939)		8,372,939
TOTAL INVESTMENT PORTFOLIO - 115.4% (Cost $51,010,047)	50,591,946
NET OTHER ASSETS - (15.4)%	(6,747,483)
NET ASSETS - 100%	$ 43,844,463
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,721
Fidelity Securities Lending Cash Central Fund	34,912
Total	$ 36,633
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 50,591,946	$ 50,591,946	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $53,872,856. Net unrealized depreciation aggregated $3,280,910, of which $3,032,138 related to appreciated investment securities and $6,313,048 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Financial Services Portfolio

May 31, 2009

1.802171.105

FIN-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CAPITAL MARKETS - 27.4%
Asset Management & Custody Banks - 10.3%
Bank Sarasin & Co. Ltd. Series B (Reg.) (a)	132,644	$ 4,146,813
BlackRock, Inc. Class A	21,500	3,429,250
EFG International (d)	554,927	7,365,500
Franklin Resources, Inc.	39,862	2,664,775
GLG Partners, Inc.	49,700	181,405
Janus Capital Group, Inc.	124,500	1,262,430
Julius Baer Holding Ltd.	99,257	4,212,041
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	23,500	91,650
Legg Mason, Inc.	249,518	4,810,707
Och-Ziff Capital Management Group LLC Class A	121,900	1,204,372
T. Rowe Price Group, Inc.	153,059	6,209,604
The Blackstone Group LP	654,700	7,168,965
		42,747,512
Diversified Capital Markets - 5.0%
Credit Suisse Group sponsored ADR	46,100	2,066,663
Deutsche Bank AG (NY Shares)	276,800	18,714,448
		20,781,111
Investment Banking & Brokerage - 12.1%
GFI Group, Inc.	1,392,836	8,370,944
Goldman Sachs Group, Inc.	98,700	14,269,059
Lazard Ltd. Class A	87,200	2,466,016
MF Global Ltd. (a)	501,676	3,050,190
Morgan Stanley	717,100	21,742,470
		49,898,679
TOTAL CAPITAL MARKETS		113,427,302
COMMERCIAL BANKS - 10.8%
Diversified Banks - 3.1%
Banco Macro SA sponsored ADR (d)	141,418	1,869,546
BBVA Banco Frances SA sponsored ADR (d)	113,500	510,750
U.S. Bancorp, Delaware	186,700	3,584,640
Wells Fargo & Co.	270,700	6,902,850
		12,867,786
Regional Banks - 7.7%
Bank of Hawaii Corp.	75,055	2,809,309
Cathay General Bancorp (d)	48,583	503,320
Fifth Third Bancorp	141,100	973,590
Glacier Bancorp, Inc. (d)	322,894	5,350,354
KeyCorp	2,403,337	12,016,685
PNC Financial Services Group, Inc.	84,518	3,849,795

	Shares	Value
Umpqua Holdings Corp.	471,729	$ 4,009,697
Zions Bancorp (d)	177,189	2,423,946
		31,936,696
TOTAL COMMERCIAL BANKS		44,804,482
CONSUMER FINANCE - 1.0%
Consumer Finance - 1.0%
Capital One Financial Corp.	91,000	2,224,040
Dollar Financial Corp. (a)	112,254	1,130,398
Promise Co. Ltd. (d)	72,100	958,710
		4,313,148
DIVERSIFIED FINANCIAL SERVICES - 21.6%
Other Diversified Financial Services - 10.2%
Bank of America Corp.	1,846,735	20,812,703
Citigroup, Inc. (d)	748,410	2,784,085
JPMorgan Chase & Co.	507,791	18,737,488
		42,334,276
Specialized Finance - 11.4%
BM&F BOVESPA SA	2,086,300	11,965,661
CIT Group, Inc.	4,466,561	17,106,929
CME Group, Inc.	42,752	13,750,753
Deutsche Boerse AG (d)	46,300	4,061,288
JSE Ltd.	58,700	365,067
		47,249,698
TOTAL DIVERSIFIED FINANCIAL SERVICES		89,583,974
INSURANCE - 19.9%
Insurance Brokers - 0.1%
National Financial Partners Corp.	53,700	324,885
Life & Health Insurance - 9.4%
Lincoln National Corp.	898,322	17,023,202
MetLife, Inc.	283,195	8,920,643
Principal Financial Group, Inc.	505,150	11,214,330
Protective Life Corp.	25,500	315,180
Prudential Financial, Inc.	36,100	1,440,751
		38,914,106
Multi-Line Insurance - 5.5%
Genworth Financial, Inc. Class A (non-vtg.)	2,611,261	15,458,665
Hartford Financial Services Group, Inc.	500,500	7,177,170
		22,635,835
Property & Casualty Insurance - 2.9%
CNA Financial Corp.	277,756	4,030,240
Fidelity National Financial, Inc. Class A	116,729	1,627,202
MBIA, Inc. (a)	39,400	254,130
United America Indemnity Ltd. Class A (a)	40,500	193,590
XL Capital Ltd. Class A	603,100	6,103,372
		12,208,534
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 2.0%
Everest Re Group Ltd.	61,355	$ 4,247,607
Transatlantic Holdings, Inc.	6,000	232,260
Validus Holdings Ltd.	163,152	3,721,497
		8,201,364
TOTAL INSURANCE		82,284,724
INTERNET SOFTWARE & SERVICES - 1.7%
Internet Software & Services - 1.7%
China Finance Online Co. Ltd. ADR (a)	560,881	7,022,230
IT SERVICES - 2.6%
Data Processing & Outsourced Services - 2.6%
CyberSource Corp. (a)	47,768	620,984
Euronet Worldwide, Inc. (a)	8,600	137,256
MasterCard, Inc. Class A	12,900	2,274,657
MoneyGram International, Inc. (a)	1,038,083	1,712,837
Visa, Inc.	88,000	5,958,480
		10,704,214
MEDIA - 2.1%
Publishing - 2.1%
McGraw-Hill Companies, Inc.	289,511	8,711,386
PROFESSIONAL SERVICES - 1.0%
Research & Consulting Services - 1.0%
First Advantage Corp. Class A (a)	324,698	4,376,929
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Industrial REITs - 0.1%
ProLogis Trust	31,800	269,982
Mortgage REITs - 0.0%
Chimera Investment Corp.	37,076	129,395
Residential REITs - 0.3%
UDR, Inc.	107,359	1,180,949
Retail REITs - 0.1%
CBL & Associates Properties, Inc.	23,212	144,611
Developers Diversified Realty Corp.	69,094	339,252
		483,863
TOTAL REAL ESTATE INVESTMENT TRUSTS		2,064,189
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.4%
Diversified Real Estate Activities - 0.4%
Mitsubishi Estate Co. Ltd.	109,000	1,802,830
Real Estate Development - 4.0%
Central China Real Estate Ltd.	20,818,000	6,118,338
Xinyuan Real Estate Co. Ltd. ADR (a)(d)	1,479,739	10,239,794
		16,358,132
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		18,160,962

	Shares	Value
ROAD & RAIL - 3.7%
Trucking - 3.7%
Arkansas Best Corp.	378,794	$ 10,647,899
Dollar Thrifty Automotive Group, Inc. (a)	534,000	4,603,080
		15,250,979
THRIFTS & MORTGAGE FINANCE - 0.3%
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	267,900	1,168,044
Radian Group, Inc.	68,900	194,987
Washington Mutual, Inc.	59,100	5,910
		1,368,941
TOTAL COMMON STOCKS (Cost $355,776,659)		402,073,460
Convertible Preferred Stocks - 1.0%

COMMERCIAL BANKS - 0.0%
Regional Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50%	130	47,580
DIVERSIFIED FINANCIAL SERVICES - 1.0%
Other Diversified Financial Services - 1.0%
Citigroup, Inc. Series T, 6.50%	102,600	3,994,988
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,322,484)		4,042,568
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.53% (b)	10,462,034	10,462,034
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	21,964,689	21,964,689
TOTAL MONEY MARKET FUNDS (Cost $32,426,723)		32,426,723
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $391,525,866)	438,542,751
NET OTHER ASSETS - (5.8)%	(24,200,946)
NET ASSETS - 100%	$ 414,341,805
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,650 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,918
Fidelity Securities Lending Cash Central Fund	1,801,495
Total	$ 1,826,413
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 438,542,751	$ 406,793,373	$ 31,749,378	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $434,514,727. Net unrealized appreciation aggregated $4,028,024, of which $74,190,249 related to appreciated investment securities and $70,162,225 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Select Gold Portfolio

May 31, 2009

1.802173.105

GOL-QTLY-0709

Consolidated Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares		Value
Australia - 7.7%
METALS & MINING - 7.7%
Gold - 7.7%
Andean Resources Ltd. (a)	3,408,018		$ 5,641,776
Avoca Resources Ltd. (a)(d)	478,642		697,249
Centamin Egypt Ltd. (a)	2,427,000		3,391,737
Newcrest Mining Ltd.	6,920,897		183,754,874
Sino Gold Mining Ltd. (a)(d)	3,724,511		19,534,036
Troy Resources NL (a)(e)	2,300,000		2,780,729
			215,800,401
Bermuda - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Aquarius Platinum Ltd. (United Kingdom)	4,242,252		21,069,355
Canada - 47.7%
METALS & MINING - 47.7%
Diversified Metals & Mining - 0.1%
Anatolia Minerals Development Ltd. (a)	50,000		149,295
Exeter Resource Corp. (a)	30,000		102,766
Kimber Resources, Inc. (a)	16,100		10,470
Kimber Resources, Inc. (a)(e)	3,888,000		2,528,375
Kimber Resources, Inc. warrants 3/11/10 (a)(e)	1,944,000		18
			2,790,924
Gold - 46.2%
Agnico-Eagle Mines Ltd. (Canada)	3,020,400		186,707,085
Alamos Gold, Inc. (a)	2,238,800		19,992,947
Andina Minerals, Inc. (a)	60,000		93,424
Aquiline Resources, Inc. (a)	915,500		1,970,530
Aquiline Resources, Inc. (a)(e)(f)	2,324,600		5,003,490
Aurizon Mines Ltd. (a)	1,208,600		5,357,780
Barrick Gold Corp. (d)	7,250,519		274,733,441
Detour Gold Corp. (a)(e)	615,000		7,643,845
Eldorado Gold Corp. (a)	6,092,300		60,376,155
European Goldfields Ltd. (a)	759,600		2,309,830
Franco-Nevada Corp.	1,343,200		37,338,450
Gammon Gold, Inc. (a)	997,500		8,149,570
Goldcorp, Inc.	6,926,500		273,748,374
Golden Star Resources Ltd. (a)(d)	3,875,769		8,945,721
Great Basin Gold Ltd. (a)(d)	5,107,900		8,000,100
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000		474,904
Guyana Goldfields, Inc. (a)	818,000		3,259,113
IAMGOLD Corp.	3,906,000		43,932,662
Jaguar Mining, Inc. (a)	850,500		7,478,293

	Shares		Value
Kinross Gold Corp.	6,754,500		$ 135,547,806
New Gold, Inc. (a)(d)	1,075,700		3,241,485
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500		120,702
Northgate Minerals Corp. (a)	1,475,600		3,568,038
Osisko Mining Corp. (a)	522,000		3,399,359
Osisko Mining Corp. (a)(e)	2,000,000		13,024,363
Osisko Mining Corp. warrants 11/17/09 (a)(e)	1,000,000		1,831,837
Red Back Mining, Inc. (a)	2,860,800		27,381,718
Red Back Mining, Inc. (a)(e)	1,059,500		10,140,845
San Gold Corp. (a)	767,400		1,693,931
Seabridge Gold, Inc. (a)	202,700		5,902,625
SEMAFO, Inc. (a)	726,100		1,662,621
Western Goldfields, Inc. (a)	1,161,200		3,722,477
Yamana Gold, Inc.	10,140,900		119,260,996
			1,286,014,517
Precious Metals & Minerals - 1.4%
Etruscan Resources, Inc. (a)	1,216,800		367,782
Etruscan Resources, Inc. (a)(e)	1,549,400		468,311
Etruscan Resources, Inc. warrants 11/2/10 (a)(e)	774,700		21,287
Minefinders Corp. Ltd. (a)	1,100,000		10,014,655
Pan American Silver Corp. (a)	500,000		11,710,002
Silver Standard Resources, Inc. (a)	711,300		16,992,962
			39,574,999
TOTAL METALS & MINING			1,328,380,440
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,600,000		2,610,863
Zijin Mining Group Co. Ltd. (H Shares)	50,538,000		46,170,411
			48,781,274
Luxembourg - 0.4%
METALS & MINING - 0.4%
Steel - 0.4%
ArcelorMittal SA (NY Shares) Class A	314,700		10,441,746
Papua New Guinea - 3.5%
METALS & MINING - 3.5%
Gold - 3.5%
Lihir Gold Ltd. (a)	37,030,881		96,158,305
Peru - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	780,000		22,097,400
Common Stocks - continued
	Shares		Value
Russia - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Polyus Gold OJSC sponsored ADR	65,000		$ 1,696,500
South Africa - 11.1%
METALS & MINING - 11.1%
Gold - 10.1%
AngloGold Ashanti Ltd. sponsored ADR (d)	3,173,934		134,352,626
Gold Fields Ltd. sponsored ADR (d)	6,053,659		82,208,689
Harmony Gold Mining Co. Ltd. (a)	1,549,000		18,845,295
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	3,736,800		45,215,280
			280,621,890
Precious Metals & Minerals - 1.0%
Impala Platinum Holdings Ltd.	1,138,212		27,611,226
Northam Platinum Ltd.	75,000		322,398
			27,933,624
TOTAL METALS & MINING			308,555,514
United Kingdom - 4.5%
METALS & MINING - 4.5%
Gold - 4.5%
Randgold Resources Ltd. sponsored ADR (d)	1,807,574		126,186,741
United States of America - 10.5%
METALS & MINING - 10.0%
Gold - 9.8%
Allied Nevada Gold Corp. (a)	185,800		1,439,950
Newmont Mining Corp.	4,934,750		241,161,233
Royal Gold, Inc. (d)	586,913		27,332,538
US Gold Corp. (a)	1,165,900		2,634,934
			272,568,655
Steel - 0.2%
Cliffs Natural Resources, Inc.	230,000		6,267,500
TOTAL METALS & MINING			278,836,155
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
CONSOL Energy, Inc.	178,000		7,326,480
Massey Energy Co.	305,929		7,002,715
			14,329,195
TOTAL UNITED STATES OF AMERICA			293,165,350
TOTAL COMMON STOCKS (Cost $1,892,998,074)		2,472,333,026
Commodities - 7.1%
		Troy Ounces	Value
Gold Bullion (a) (Cost $178,222,300)		$ 202,500	$ 198,308,250
Money Market Funds - 13.2%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	55,613,638		55,613,638
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	311,646,198		311,646,198
TOTAL MONEY MARKET FUNDS (Cost $367,259,836)		367,259,836
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,649,000)	$ 2,649,038		2,649,000
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $2,441,129,210)	3,040,550,112
NET OTHER ASSETS - (9.2)%	(256,782,995)
NET ASSETS - 100%	$ 2,783,767,117
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,563,802 or 1.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,649,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,310,924
Banc of America Securities LLC	514,778
Barclays Capital, Inc.	697,301
Deutsche Bank Securities, Inc.	125,997
$ 2,649,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 99,157
Fidelity Securities Lending Cash Central Fund	240,754
Total	$ 339,911
Other Affiliated Issuers
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Consolidated Subsidary
Fidelity Select Gold Cayman Ltd.	$ 154,880,326	$ 34,476,261	$ -	$ -	$ 198,256,939
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments	$ 3,040,550,112	$ 2,640,027,193	$ 400,522,919	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments
Beginning Balance	$ 30,448
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(9,161)
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	(21,287)
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investment identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investments for income tax purposes was $2,514,396,089. Net unrealized appreciation aggregated $526,154,023, of which $657,661,836 related to appreciated investments and $131,507,813 related to depreciated investments.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. As of May 31, 2009, the Fund held $198,256,959 in the Subsidiary, representing 7.1% of the Fund's net assets. The Quarterly Holdings report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.851741.102

AGLD-QTLY-0709

Consolidated Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares		Value
Australia - 7.7%
METALS & MINING - 7.7%
Gold - 7.7%
Andean Resources Ltd. (a)	3,408,018		$ 5,641,776
Avoca Resources Ltd. (a)(d)	478,642		697,249
Centamin Egypt Ltd. (a)	2,427,000		3,391,737
Newcrest Mining Ltd.	6,920,897		183,754,874
Sino Gold Mining Ltd. (a)(d)	3,724,511		19,534,036
Troy Resources NL (a)(e)	2,300,000		2,780,729
			215,800,401
Bermuda - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Aquarius Platinum Ltd. (United Kingdom)	4,242,252		21,069,355
Canada - 47.7%
METALS & MINING - 47.7%
Diversified Metals & Mining - 0.1%
Anatolia Minerals Development Ltd. (a)	50,000		149,295
Exeter Resource Corp. (a)	30,000		102,766
Kimber Resources, Inc. (a)	16,100		10,470
Kimber Resources, Inc. (a)(e)	3,888,000		2,528,375
Kimber Resources, Inc. warrants 3/11/10 (a)(e)	1,944,000		18
			2,790,924
Gold - 46.2%
Agnico-Eagle Mines Ltd. (Canada)	3,020,400		186,707,085
Alamos Gold, Inc. (a)	2,238,800		19,992,947
Andina Minerals, Inc. (a)	60,000		93,424
Aquiline Resources, Inc. (a)	915,500		1,970,530
Aquiline Resources, Inc. (a)(e)(f)	2,324,600		5,003,490
Aurizon Mines Ltd. (a)	1,208,600		5,357,780
Barrick Gold Corp. (d)	7,250,519		274,733,441
Detour Gold Corp. (a)(e)	615,000		7,643,845
Eldorado Gold Corp. (a)	6,092,300		60,376,155
European Goldfields Ltd. (a)	759,600		2,309,830
Franco-Nevada Corp.	1,343,200		37,338,450
Gammon Gold, Inc. (a)	997,500		8,149,570
Goldcorp, Inc.	6,926,500		273,748,374
Golden Star Resources Ltd. (a)(d)	3,875,769		8,945,721
Great Basin Gold Ltd. (a)(d)	5,107,900		8,000,100
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000		474,904
Guyana Goldfields, Inc. (a)	818,000		3,259,113
IAMGOLD Corp.	3,906,000		43,932,662
Jaguar Mining, Inc. (a)	850,500		7,478,293

	Shares		Value
Kinross Gold Corp.	6,754,500		$ 135,547,806
New Gold, Inc. (a)(d)	1,075,700		3,241,485
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500		120,702
Northgate Minerals Corp. (a)	1,475,600		3,568,038
Osisko Mining Corp. (a)	522,000		3,399,359
Osisko Mining Corp. (a)(e)	2,000,000		13,024,363
Osisko Mining Corp. warrants 11/17/09 (a)(e)	1,000,000		1,831,837
Red Back Mining, Inc. (a)	2,860,800		27,381,718
Red Back Mining, Inc. (a)(e)	1,059,500		10,140,845
San Gold Corp. (a)	767,400		1,693,931
Seabridge Gold, Inc. (a)	202,700		5,902,625
SEMAFO, Inc. (a)	726,100		1,662,621
Western Goldfields, Inc. (a)	1,161,200		3,722,477
Yamana Gold, Inc.	10,140,900		119,260,996
			1,286,014,517
Precious Metals & Minerals - 1.4%
Etruscan Resources, Inc. (a)	1,216,800		367,782
Etruscan Resources, Inc. (a)(e)	1,549,400		468,311
Etruscan Resources, Inc. warrants 11/2/10 (a)(e)	774,700		21,287
Minefinders Corp. Ltd. (a)	1,100,000		10,014,655
Pan American Silver Corp. (a)	500,000		11,710,002
Silver Standard Resources, Inc. (a)	711,300		16,992,962
			39,574,999
TOTAL METALS & MINING			1,328,380,440
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,600,000		2,610,863
Zijin Mining Group Co. Ltd. (H Shares)	50,538,000		46,170,411
			48,781,274
Luxembourg - 0.4%
METALS & MINING - 0.4%
Steel - 0.4%
ArcelorMittal SA (NY Shares) Class A	314,700		10,441,746
Papua New Guinea - 3.5%
METALS & MINING - 3.5%
Gold - 3.5%
Lihir Gold Ltd. (a)	37,030,881		96,158,305
Peru - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	780,000		22,097,400
Common Stocks - continued
	Shares		Value
Russia - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Polyus Gold OJSC sponsored ADR	65,000		$ 1,696,500
South Africa - 11.1%
METALS & MINING - 11.1%
Gold - 10.1%
AngloGold Ashanti Ltd. sponsored ADR (d)	3,173,934		134,352,626
Gold Fields Ltd. sponsored ADR (d)	6,053,659		82,208,689
Harmony Gold Mining Co. Ltd. (a)	1,549,000		18,845,295
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	3,736,800		45,215,280
			280,621,890
Precious Metals & Minerals - 1.0%
Impala Platinum Holdings Ltd.	1,138,212		27,611,226
Northam Platinum Ltd.	75,000		322,398
			27,933,624
TOTAL METALS & MINING			308,555,514
United Kingdom - 4.5%
METALS & MINING - 4.5%
Gold - 4.5%
Randgold Resources Ltd. sponsored ADR (d)	1,807,574		126,186,741
United States of America - 10.5%
METALS & MINING - 10.0%
Gold - 9.8%
Allied Nevada Gold Corp. (a)	185,800		1,439,950
Newmont Mining Corp.	4,934,750		241,161,233
Royal Gold, Inc. (d)	586,913		27,332,538
US Gold Corp. (a)	1,165,900		2,634,934
			272,568,655
Steel - 0.2%
Cliffs Natural Resources, Inc.	230,000		6,267,500
TOTAL METALS & MINING			278,836,155
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
CONSOL Energy, Inc.	178,000		7,326,480
Massey Energy Co.	305,929		7,002,715
			14,329,195
TOTAL UNITED STATES OF AMERICA			293,165,350
TOTAL COMMON STOCKS (Cost $1,892,998,074)		2,472,333,026
Commodities - 7.1%
		Troy Ounces	Value
Gold Bullion (a) (Cost $178,222,300)		$ 202,500	$ 198,308,250
Money Market Funds - 13.2%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	55,613,638		55,613,638
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	311,646,198		311,646,198
TOTAL MONEY MARKET FUNDS (Cost $367,259,836)		367,259,836
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,649,000)	$ 2,649,038		2,649,000
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $2,441,129,210)	3,040,550,112
NET OTHER ASSETS - (9.2)%	(256,782,995)
NET ASSETS - 100%	$ 2,783,767,117
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,563,802 or 1.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,649,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,310,924
Banc of America Securities LLC	514,778
Barclays Capital, Inc.	697,301
Deutsche Bank Securities, Inc.	125,997
$ 2,649,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 99,157
Fidelity Securities Lending Cash Central Fund	240,754
Total	$ 339,911
Other Affiliated Issuers
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Consolidated Subsidary
Fidelity Select Gold Cayman Ltd.	$ 154,880,326	$ 34,476,261	$ -	$ -	$ 198,256,939
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments	$ 3,040,550,112	$ 2,640,027,193	$ 400,522,919	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments
Beginning Balance	$ 30,448
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(9,161)
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	(21,287)
Ending Balance	$ 0

The information used in the above reconciliation represents fiscal year to date activity for any Investment identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investments for income tax purposes was $2,514,396,089. Net unrealized appreciation aggregated $526,154,023, of which $657,661,836 related to appreciated investments and $131,507,813 related to depreciated investments.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. As of May 31, 2009, the Fund held $198,256,959 in the Subsidiary, representing 7.1% of the Fund's net assets. The Quarterly Holdings report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Health Care Portfolio

May 31, 2009

1.802174.105

HEA-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 12.9%
Biotechnology - 12.9%
Alexion Pharmaceuticals, Inc. (a)	196,774	$ 7,182,251
Alnylam Pharmaceuticals, Inc. (a)	181,200	3,689,232
Amgen, Inc. (a)	756,605	37,784,854
Biogen Idec, Inc. (a)	632,457	32,754,948
BioMarin Pharmaceutical, Inc. (a)	723,185	10,110,126
Genzyme Corp. (a)	78,787	4,659,463
Gilead Sciences, Inc. (a)	703,295	30,312,015
GTx, Inc. (a)(d)	201,800	1,735,480
Momenta Pharmaceuticals, Inc. (a)	197,543	1,732,452
Myriad Genetics, Inc. (a)	434,089	15,696,658
OSI Pharmaceuticals, Inc. (a)	236,400	7,990,320
Theravance, Inc. (a)	299,449	4,431,845
United Therapeutics Corp. (a)	155,100	12,431,265
		170,510,909
CHEMICALS - 0.8%
Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Co.	123,651	10,157,930
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. Class A (a)(e)	919,904	3,339,252
Stewart Enterprises, Inc. Class A	878,100	3,626,553
		6,965,805
FOOD & STAPLES RETAILING - 1.0%
Drug Retail - 1.0%
CVS Caremark Corp.	427,563	12,741,377
HEALTH CARE EQUIPMENT & SUPPLIES - 22.8%
Health Care Equipment - 19.0%
Baxter International, Inc.	926,788	47,442,278
Boston Scientific Corp. (a)	2,105,120	19,788,128
C.R. Bard, Inc.	564,188	40,333,800
Conceptus, Inc. (a)	349,435	5,538,545
Covidien Ltd.	1,767,574	63,137,743
Edwards Lifesciences Corp. (a)	278,717	17,793,293
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(g)	50,450	304,007
ev3, Inc. (a)	422,291	3,859,740
HeartWare International, Inc. unit (a)	2,245,132	1,671,271
Kinetic Concepts, Inc. (a)	121,600	3,153,088
Masimo Corp. (a)	419,987	10,054,489
Micrus Endovascular Corp. (a)	434,700	3,916,647
Nobel Biocare Holding AG (Switzerland)	337,490	7,811,064
NuVasive, Inc. (a)	247,400	8,936,088
Orthofix International NV (a)	117,484	2,974,695
Quidel Corp. (a)	297,771	3,790,625
St. Jude Medical, Inc. (a)	280,832	10,958,065
		251,463,566

	Shares	Value
Health Care Supplies - 3.8%
Align Technology, Inc. (a)	519,604	$ 6,146,915
Cooper Companies, Inc.	639,509	16,953,384
InfuSystems Holdings, Inc. (a)(e)	1,424,500	4,558,400
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	131,400	11,826
Inverness Medical Innovations, Inc. (a)	584,635	19,018,177
RTI Biologics, Inc. (a)	1,021,200	3,982,680
		50,671,382
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		302,134,948
HEALTH CARE PROVIDERS & SERVICES - 21.4%
Health Care Distributors & Services - 1.9%
Henry Schein, Inc. (a)	299,197	13,625,431
Patterson Companies, Inc. (a)	314,500	6,475,555
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	1,053,900	5,144,243
		25,245,229
Health Care Facilities - 2.4%
Hanger Orthopedic Group, Inc. (a)	564,273	8,294,813
Health Management Associates, Inc. Class A (a)	1,909,900	11,096,519
Sun Healthcare Group, Inc. (a)	169,044	1,567,038
Universal Health Services, Inc. Class B	195,000	10,711,350
		31,669,720
Health Care Services - 10.5%
Express Scripts, Inc. (a)	728,133	46,636,919
Fresenius Medical Care AG & Co. KGaA sponsored ADR	153,900	6,496,119
Genoptix, Inc. (a)	82,173	2,389,591
Health Grades, Inc. (a)	1,124,047	4,282,619
Laboratory Corp. of America Holdings (a)	33,900	2,066,544
Medco Health Solutions, Inc. (a)	1,685,962	77,368,796
		139,240,588
Managed Health Care - 6.6%
CIGNA Corp.	561,700	12,452,889
Health Net, Inc. (a)	474,000	7,100,520
Humana, Inc. (a)	517,895	16,225,650
UnitedHealth Group, Inc.	1,526,578	40,606,975
WellPoint, Inc. (a)	225,692	10,510,476
		86,896,510
TOTAL HEALTH CARE PROVIDERS & SERVICES		283,052,047
HEALTH CARE TECHNOLOGY - 2.0%
Health Care Technology - 2.0%
Allscripts-Misys Healthcare Solutions, Inc.	387,549	5,003,258
athenahealth, Inc. (a)	225,815	6,815,097
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
Cerner Corp. (a)	208,851	$ 12,173,925
MedAssets, Inc. (a)	113,096	1,788,048
		25,780,328
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
WebMD Health Corp. Class A (a)	168,668	4,581,023
LIFE SCIENCES TOOLS & SERVICES - 10.7%
Life Sciences Tools & Services - 10.7%
AMAG Pharmaceuticals, Inc. (a)	78,664	4,137,726
Bruker BioSciences Corp. (a)	830,446	5,422,812
Illumina, Inc. (a)(d)	1,046,885	38,431,148
Life Technologies Corp. (a)	666,723	25,855,518
Millipore Corp. (a)	208,900	13,137,721
QIAGEN NV (a)	1,954,804	34,404,550
Waters Corp. (a)	472,675	20,476,281
		141,865,756
PHARMACEUTICALS - 26.2%
Pharmaceuticals - 26.2%
Abbott Laboratories	564,453	25,434,252
Allergan, Inc.	1,380,822	60,935,675
Ardea Biosciences, Inc. (a)	135,500	2,121,930
Auxilium Pharmaceuticals, Inc. (a)	76,400	1,790,052
Cadence Pharmaceuticals, Inc. (a)	554,660	5,879,396
Cardiome Pharma Corp. (a)	561,700	2,315,122
Johnson & Johnson	479,799	26,465,713
King Pharmaceuticals, Inc. (a)	818,300	7,741,118
Merck & Co., Inc.	2,588,181	71,382,032
Merck KGaA	84,700	8,184,164
Optimer Pharmaceuticals, Inc. (a)	293,605	3,643,638
Pfizer, Inc.	4,773,296	72,506,366
Roche Holding AG (participation certificate)	87,129	11,931,211
Schering-Plough Corp.	1,182,795	28,860,198
Teva Pharmaceutical Industries Ltd. sponsored ADR	315,069	14,606,599
XenoPort, Inc. (a)	214,737	3,717,097
		347,514,563
TOTAL COMMON STOCKS (Cost $1,265,520,125)		1,305,304,686
Convertible Preferred Stocks - 0.2%

PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50% (Cost $2,008,684)	3,300	2,805,000
Nonconvertible Bonds - 0.2%
	Principal Amount	Value
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 4.8831% 11/15/11 (f) (Cost $3,027,161)	$ 3,910,000	$ 3,401,700
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	6,713,105	6,713,105
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	3,838,425	3,838,425
TOTAL MONEY MARKET FUNDS (Cost $10,551,530)		10,551,530
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,281,107,500)	1,322,062,916
NET OTHER ASSETS - 0.2%	2,203,699
NET ASSETS - 100%	$ 1,324,266,615
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $304,007 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 50
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,569
Fidelity Securities Lending Cash Central Fund	50,777
Total	$ 75,346
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc. Class A	$ 2,335,450	$ -	$ 76,951	$ -	$ 3,339,252
InfuSystems Holdings, Inc.	2,706,550	-	-	-	4,558,400
Total	$ 5,042,000	$ -	$ 76,951	$ -	$ 7,897,652
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,322,062,916	$ 1,285,954,499	$ 36,108,417	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,444
Total Realized Gain (Loss)	(33,083)
Total Unrealized Gain (Loss)	31,639
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,311,817,182. Net unrealized appreciation aggregated $10,245,734, of which $107,098,422 related to appreciated investment securities and $96,852,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Home Finance Portfolio

May 31, 2009

1.802175.105

SAV-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CAPITAL MARKETS - 1.5%
Investment Banking & Brokerage - 1.5%
Goldman Sachs Group, Inc.	6,000	$ 867,420
COMMERCIAL BANKS - 5.7%
Diversified Banks - 2.1%
Wells Fargo & Co.	50,000	1,275,000
Regional Banks - 3.6%
Associated Banc-Corp.	30,000	434,100
CapitalSource, Inc.	75,000	281,250
PNC Financial Services Group, Inc.	25,000	1,138,750
Webster Financial Corp. (d)	35,000	261,100
		2,115,200
TOTAL COMMERCIAL BANKS		3,390,200
CONSUMER FINANCE - 2.0%
Consumer Finance - 2.0%
Capital One Financial Corp.	35,000	855,400
SLM Corp. (a)	50,000	330,500
		1,185,900
DIVERSIFIED FINANCIAL SERVICES - 4.1%
Other Diversified Financial Services - 4.1%
Bank of America Corp.	100,000	1,127,000
JPMorgan Chase & Co.	35,000	1,291,500
		2,418,500
INSURANCE - 0.2%
Multi-Line Insurance - 0.2%
Genworth Financial, Inc. Class A (non-vtg.)	18,800	111,296
IT SERVICES - 4.8%
Data Processing & Outsourced Services - 4.8%
Fidelity National Information Services, Inc.	45,000	866,700
Lender Processing Services, Inc.	15,000	435,750
MasterCard, Inc. Class A	4,000	705,320
Visa, Inc.	13,000	880,230
		2,888,000
REAL ESTATE INVESTMENT TRUSTS - 3.4%
Mortgage REITs - 3.4%
Annaly Capital Management, Inc.	110,000	1,533,400

	Shares	Value
Chimera Investment Corp.	100,000	$ 349,000
Redwood Trust, Inc.	10,000	159,200
		2,041,600
THRIFTS & MORTGAGE FINANCE - 74.4%
Thrifts & Mortgage Finance - 74.4%
Abington Bancorp, Inc.	130,000	1,054,300
Astoria Financial Corp.	300,000	2,313,000
Bank Mutual Corp.	170,000	1,541,900
BankFinancial Corp.	60,000	537,600
Beneficial Mutual Bancorp, Inc. (a)	150,000	1,434,000
Berkshire Hills Bancorp, Inc.	20,000	428,000
Brookline Bancorp, Inc., Delaware	200,000	1,968,000
Capitol Federal Financial	10,000	420,900
Danvers Bancorp, Inc.	100,000	1,478,000
Dime Community Bancshares, Inc.	175,000	1,559,250
Fannie Mae	750,000	547,500
First Niagara Financial Group, Inc.	250,000	3,172,500
Flagstar Bancorp, Inc. (a)	75,000	71,250
Home Federal Bancorp, Inc.	35,000	331,100
Hudson City Bancorp, Inc.	525,000	6,735,750
Meridian Interstate Bancorp, Inc. (a)	95,000	802,750
MGIC Investment Corp. (d)	400,000	1,744,000
New York Community Bancorp, Inc. (d)	275,000	3,041,500
NewAlliance Bancshares, Inc.	75,000	970,500
Northwest Bancorp, Inc.	70,000	1,291,500
Ocwen Financial Corp. (a)	140,000	1,747,200
People's United Financial, Inc.	300,000	4,740,000
Provident Financial Services, Inc.	75,000	738,000
Provident New York Bancorp	50,000	413,000
Radian Group, Inc.	100,000	283,000
United Financial Bancorp, Inc.	50,000	624,000
Washington Federal, Inc.	225,000	2,952,000
Washington Mutual, Inc.	114,128	11,413
Westfield Financial, Inc.	125,000	1,150,000
WSFS Financial Corp.	10,000	265,300
		44,367,213
TOTAL COMMON STOCKS (Cost $69,022,679)		57,270,129
Convertible Preferred Stocks - 1.2%

COMMERCIAL BANKS - 0.6%
Regional Banks - 0.6%
KeyCorp Series A, 7.75%	5,000	333,150
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Other Diversified Financial Services - 0.6%
Citigroup, Inc. Series T, 6.50%	10,000	389,375
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $716,055)		722,525
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	1,504,222	$ 1,504,222
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	3,092,250	3,092,250
TOTAL MONEY MARKET FUNDS (Cost $4,596,472)		4,596,472
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $74,335,206)	62,589,126
NET OTHER ASSETS - (5.0)%	(2,974,290)
NET ASSETS - 100%	$ 59,614,836
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,880
Fidelity Securities Lending Cash Central Fund	2,619
Total	$ 5,499
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 62,589,126	$ 61,866,601	$ 722,525	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $76,667,559. Net unrealized depreciation aggregated $14,078,433, of which $3,216,006 related to appreciated investment securities and $17,294,439 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Industrial Equipment Portfolio

May 31, 2009

1.802176.105

INE-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AEROSPACE & DEFENSE - 23.8%
Aerospace & Defense - 23.8%
Alliant Techsystems, Inc. (a)	6,400	$ 552,256
Goodrich Corp.	21,400	1,038,756
Heico Corp. Class A	6,300	187,425
Honeywell International, Inc.	141,600	4,695,456
Lockheed Martin Corp.	41,200	3,445,556
Precision Castparts Corp.	20,500	1,692,685
Raytheon Co.	23,100	1,031,415
Rockwell Collins, Inc.	22,500	954,450
Stanley, Inc. (a)	7,400	193,066
The Boeing Co.	17,800	798,330
United Technologies Corp.	121,100	6,371,071
		20,960,466
AUTO COMPONENTS - 4.9%
Auto Parts & Equipment - 4.0%
BorgWarner, Inc.	23,800	767,550
Federal-Mogul Corp. Class A (a)	8,900	89,000
Johnson Controls, Inc.	123,600	2,463,348
WABCO Holdings, Inc.	13,200	224,136
		3,544,034
Tires & Rubber - 0.9%
The Goodyear Tire & Rubber Co. (a)	64,200	735,090
TOTAL AUTO COMPONENTS		4,279,124
BUILDING PRODUCTS - 2.4%
Building Products - 2.4%
Gibraltar Industries, Inc.	74,600	575,912
Masco Corp.	152,600	1,580,936
		2,156,848
CHEMICALS - 1.2%
Diversified Chemicals - 0.4%
Solutia, Inc. (a)	75,800	371,420
Industrial Gases - 0.8%
Airgas, Inc.	17,100	722,646
TOTAL CHEMICALS		1,094,066
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	25,800	1,106,820
ELECTRICAL EQUIPMENT - 15.2%
Electrical Components & Equipment - 14.8%
Acuity Brands, Inc.	23,700	644,166
AMETEK, Inc.	89,850	2,825,783
Chloride Group PLC	79,100	196,172
Cooper Industries Ltd. Class A	35,000	1,148,700
Emerson Electric Co.	79,800	2,560,782
First Solar, Inc. (a)	5,700	1,083,000
Regal-Beloit Corp.	22,000	869,220

	Shares	Value
Rockwell Automation, Inc.	73,400	$ 2,252,646
Roper Industries, Inc.	23,200	997,136
Saft Groupe SA	10,400	434,745
		13,012,350
Heavy Electrical Equipment - 0.4%
Vestas Wind Systems AS (a)	4,600	338,958
TOTAL ELECTRICAL EQUIPMENT		13,351,308
ELECTRONIC EQUIPMENT & COMPONENTS - 1.6%
Electronic Equipment & Instruments - 0.8%
Itron, Inc. (a)	5,600	326,704
Rotork PLC	23,475	326,688
		653,392
Electronic Manufacturing Services - 0.8%
Tyco Electronics Ltd.	41,400	719,118
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,372,510
ENERGY EQUIPMENT & SERVICES - 1.6%
Oil & Gas Drilling - 0.4%
Patterson-UTI Energy, Inc.	27,300	391,482
Oil & Gas Equipment & Services - 1.2%
BJ Services Co.	26,400	412,896
Schlumberger Ltd. (NY Shares)	10,800	618,084
		1,030,980
TOTAL ENERGY EQUIPMENT & SERVICES		1,422,462
HOUSEHOLD DURABLES - 1.1%
Household Appliances - 1.1%
Black & Decker Corp.	30,700	984,549
INDUSTRIAL CONGLOMERATES - 21.2%
Industrial Conglomerates - 21.2%
3M Co.	39,600	2,261,160
General Electric Co.	890,855	12,008,725
Siemens AG sponsored ADR (d)	19,200	1,410,048
Textron, Inc.	60,000	690,000
Tyco International Ltd.	84,100	2,322,001
		18,691,934
MACHINERY - 20.0%
Construction & Farm Machinery & Heavy Trucks - 8.7%
Cummins, Inc.	65,200	2,114,436
Deere & Co.	58,900	2,560,383
Navistar International Corp. (a)	19,200	764,352
PACCAR, Inc.	73,700	2,199,945
		7,639,116
Industrial Machinery - 11.3%
Altra Holdings, Inc. (a)	111,700	737,220
Blount International, Inc. (a)	133,000	1,115,870
Columbus McKinnon Corp. (NY Shares) (a)	49,600	688,944
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Danaher Corp.	45,400	$ 2,739,890
Graco, Inc.	41,600	927,264
Ingersoll-Rand Co. Ltd. Class A	114,100	2,308,243
John Bean Technologies Corp.	55,900	840,736
Kennametal, Inc.	30,700	579,616
		9,937,783
TOTAL MACHINERY		17,576,899
TRADING COMPANIES & DISTRIBUTORS - 2.8%
Trading Companies & Distributors - 2.8%
Interline Brands, Inc. (a)	57,200	763,620
W.W. Grainger, Inc.	22,000	1,734,260
		2,497,880
TOTAL COMMON STOCKS (Cost $83,548,868)		85,494,866
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	2,412,917	$ 2,412,917
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,407,175	1,407,175
TOTAL MONEY MARKET FUNDS (Cost $3,820,092)		3,820,092
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $87,368,960)	89,314,958
NET OTHER ASSETS - (1.4)%	(1,216,141)
NET ASSETS - 100%	$ 88,098,817
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,912
Fidelity Securities Lending Cash Central Fund	5,629
Total	$ 10,541
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 89,314,958	$ 88,018,395	$ 1,296,563	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $101,941,817. Net unrealized depreciation aggregated $12,626,859, of which $8,309,771 related to appreciated investment securities and $20,936,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Industrials Portfolio

May 31, 2009

1.802164.105

CYC-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
AEROSPACE & DEFENSE - 20.4%
Aerospace & Defense - 20.4%
Alliant Techsystems, Inc. (a)	9,500	$ 819,755
BE Aerospace, Inc. (a)	72,200	1,074,336
Goodrich Corp.	43,200	2,096,928
Honeywell International, Inc.	224,900	7,457,684
Lockheed Martin Corp.	55,400	4,633,102
Precision Castparts Corp.	28,000	2,311,960
Raytheon Co.	71,300	3,183,545
United Technologies Corp.	173,701	9,138,408
		30,715,718
AIR FREIGHT & LOGISTICS - 4.9%
Air Freight & Logistics - 4.9%
C.H. Robinson Worldwide, Inc.	28,800	1,463,616
FedEx Corp.	56,200	3,115,166
United Parcel Service, Inc. Class B	36,500	1,866,610
UTI Worldwide, Inc.	67,200	880,992
		7,326,384
AUTO COMPONENTS - 4.8%
Auto Parts & Equipment - 2.7%
BorgWarner, Inc.	23,400	754,650
Johnson Controls, Inc.	164,500	3,278,485
		4,033,135
Tires & Rubber - 2.1%
The Goodyear Tire & Rubber Co. (a)	281,100	3,218,595
TOTAL AUTO COMPONENTS		7,251,730
BUILDING PRODUCTS - 2.4%
Building Products - 2.4%
Masco Corp.	292,610	3,031,440
Owens Corning (a)	43,926	611,889
		3,643,329
CHEMICALS - 0.5%
Specialty Chemicals - 0.5%
W.R. Grace & Co. (a)	61,062	792,585
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Commercial Printing - 1.0%
R.R. Donnelley & Sons Co.	108,700	1,465,276
Diversified Support Services - 0.6%
Cintas Corp.	38,600	898,994
Environmental & Facility Services - 0.7%
Republic Services, Inc.	47,995	1,093,806
Office Services & Supplies - 0.4%
United Stationers, Inc. (a)	18,432	660,050
Security & Alarm Services - 0.2%
The Brink's Co.	7,900	210,061
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,328,187

	Shares	Value
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	73,000	$ 942,430
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Eagle Materials, Inc.	16,500	405,900
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	27,964	805,363
ELECTRICAL EQUIPMENT - 11.5%
Electrical Components & Equipment - 11.5%
Acuity Brands, Inc. (d)	50,300	1,367,154
AMETEK, Inc.	106,450	3,347,853
Cooper Industries Ltd. Class A	67,100	2,202,222
Emerson Electric Co.	47,500	1,524,275
Ener1, Inc. (a)(d)	72,447	485,395
Energy Conversion Devices, Inc. (a)(d)	48,352	832,138
Regal-Beloit Corp.	60,200	2,378,502
Rockwell Automation, Inc.	103,300	3,170,277
Saft Groupe SA	27,423	1,146,348
Sunpower Corp.:
Class A (a)	7,800	227,292
Class B (a)	25,500	655,860
		17,337,316
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)	12,173	710,173
Electronic Manufacturing Services - 0.4%
Tyco Electronics Ltd.	38,500	668,745
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,378,918
HOUSEHOLD DURABLES - 1.2%
Homebuilding - 0.2%
Centex Corp.	32,900	277,347
Household Appliances - 1.0%
Black & Decker Corp.	45,600	1,462,392
TOTAL HOUSEHOLD DURABLES		1,739,739
INDUSTRIAL CONGLOMERATES - 9.2%
Industrial Conglomerates - 9.2%
3M Co.	54,300	3,100,530
General Electric Co.	441,907	5,956,906
Siemens AG sponsored ADR (d)	10,200	749,088
Textron, Inc.	73,800	848,700
Tyco International Ltd.	114,636	3,165,100
		13,820,324
Common Stocks - continued
	Shares	Value
IT SERVICES - 0.4%
IT Consulting & Other Services - 0.4%
NCI, Inc. Class A (a)	20,611	$ 518,573
MACHINERY - 19.4%
Construction & Farm Machinery & Heavy Trucks - 11.4%
Cummins, Inc.	172,770	5,602,931
Deere & Co.	88,800	3,860,136
Navistar International Corp. (a)	75,426	3,002,709
PACCAR, Inc.	115,000	3,432,750
Toro Co. (d)	41,900	1,290,520
		17,189,046
Industrial Machinery - 8.0%
Blount International, Inc. (a)	47,700	400,203
Briggs & Stratton Corp.	24,800	376,960
Danaher Corp.	95,000	5,733,250
Graco, Inc.	59,013	1,315,400
Ingersoll-Rand Co. Ltd. Class A	123,900	2,506,497
Parker Hannifin Corp.	40,200	1,698,852
		12,031,162
TOTAL MACHINERY		29,220,208
MARINE - 0.2%
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	74,486	359,023
PAPER & FOREST PRODUCTS - 0.5%
Forest Products - 0.5%
Weyerhaeuser Co.	24,100	809,278
PROFESSIONAL SERVICES - 1.8%
Human Resource & Employment Services - 1.1%
Manpower, Inc.	38,400	1,632,384
Research & Consulting Services - 0.7%
Equifax, Inc.	42,100	1,145,962
TOTAL PROFESSIONAL SERVICES		2,778,346
ROAD & RAIL - 12.4%
Railroads - 8.9%
CSX Corp.	63,000	2,000,880
Genesee & Wyoming, Inc. Class A (a)	17,200	497,424
Norfolk Southern Corp.	94,600	3,519,120
Union Pacific Corp.	148,400	7,311,668
		13,329,092
Trucking - 3.5%
Con-way, Inc.	50,000	1,605,000
Heartland Express, Inc.	26,600	417,620
Hertz Global Holdings, Inc. (a)	30,400	208,240

	Shares	Value
Knight Transportation, Inc.	23,600	$ 418,664
Old Dominion Freight Lines, Inc. (a)	14,437	425,170
Ryder System, Inc.	80,000	2,254,400
		5,329,094
TOTAL ROAD & RAIL		18,658,186
TRADING COMPANIES & DISTRIBUTORS - 2.3%
Trading Companies & Distributors - 2.3%
Fastenal Co.	7,900	262,438
Interline Brands, Inc. (a)	54,500	727,575
Rush Enterprises, Inc. Class A (a)	216,644	2,528,235
		3,518,248
TRANSPORTATION INFRASTRUCTURE - 0.3%
Marine Ports & Services - 0.3%
Aegean Marine Petroleum Network, Inc.	24,478	390,424
TOTAL COMMON STOCKS (Cost $149,741,463)		146,740,209
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $12,977)	$ 670,000	6,700
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	4,059,734	4,059,734
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	3,310,200	3,310,200
TOTAL MONEY MARKET FUNDS (Cost $7,369,934)		7,369,934
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $157,124,374)	154,116,843
NET OTHER ASSETS - (2.3)%	(3,441,860)
NET ASSETS - 100%	$ 150,674,983
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,516
Fidelity Securities Lending Cash Central Fund	15,772
Total	$ 23,288
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 154,116,843	$ 152,963,795	$ 1,146,348	$ 6,700
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 13,400
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6,700)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 6,700

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $162,262,331. Net unrealized depreciation aggregated $8,145,488, of which $11,945,581 related to appreciated investment securities and $20,091,069 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Insurance Portfolio

May 31, 2009

1.802178.105

PRC-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CAPITAL MARKETS - 0.9%
Asset Management & Custody Banks - 0.0%
Virtus Investment Partners, Inc. (a)	1,150	$ 17,020
Investment Banking & Brokerage - 0.9%
Morgan Stanley	27,100	821,672
TOTAL CAPITAL MARKETS		838,692
INSURANCE - 96.6%
Insurance Brokers - 5.6%
Aon Corp.	75,400	2,714,400
Brown & Brown, Inc.	16,900	325,832
Crawford & Co. Class A (a)	56,977	206,827
National Financial Partners Corp. (d)	54,200	327,910
Willis Group Holdings Ltd.	73,000	1,943,990
		5,518,959
Life & Health Insurance - 17.9%
AFLAC, Inc.	70,300	2,495,650
Delphi Financial Group, Inc. Class A	9,200	175,168
Lincoln National Corp.	56,100	1,063,095
MetLife, Inc.	215,175	6,778,013
Phoenix Companies, Inc.	23,000	46,230
Principal Financial Group, Inc.	101,500	2,253,300
Prudential Financial, Inc.	80,800	3,224,728
Unum Group	101,800	1,741,798
		17,777,982
Multi-Line Insurance - 5.1%
American International Group, Inc. (d)	549,500	928,655
Assurant, Inc.	36,900	871,947
Genworth Financial, Inc. Class A (non-vtg.)	312,100	1,847,632
Hartford Financial Services Group, Inc.	84,500	1,211,730
Horace Mann Educators Corp.	8,600	77,658
Unitrin, Inc.	9,900	143,748
		5,081,370
Property & Casualty Insurance - 55.4%
ACE Ltd.	179,949	7,915,954
Admiral Group PLC	58,700	821,024
Allstate Corp.	152,900	3,934,117
AMBAC Financial Group, Inc.	59,400	74,250
Argo Group International Holdings, Ltd. (a)	32,796	919,600
Assured Guaranty Ltd.	56,400	739,404
Axis Capital Holdings Ltd.	185,285	4,424,606
Berkshire Hathaway, Inc.:
Class A (a)	61	5,587,600
Class B (a)	2,030	6,033,160
CNA Financial Corp.	337,100	4,891,321
Fidelity National Financial, Inc. Class A	62,400	869,856
LandAmerica Financial Group, Inc.	6,200	310
Markel Corp. (a)	1,700	484,500
MBIA, Inc. (a)(d)	145,500	938,475

	Shares	Value
Old Republic International Corp.	91,073	$ 931,677
ProAssurance Corp. (a)	14,500	655,545
State Auto Financial Corp.	30,500	509,655
The Chubb Corp.	70,058	2,777,800
The Travelers Companies, Inc.	181,300	7,371,658
United America Indemnity Ltd. Class A (a)	67,376	322,057
W.R. Berkley Corp.	10,700	232,083
White Mountains Insurance Group Ltd.	2,400	528,000
XL Capital Ltd. Class A	388,555	3,932,177
		54,894,829
Reinsurance - 12.6%
Everest Re Group Ltd.	72,500	5,019,175
IPC Holdings Ltd.	50,200	1,247,470
Maiden Holdings Ltd. (e)	9,200	47,012
Montpelier Re Holdings Ltd.	92,300	1,234,974
OdysseyRe Holdings Corp.	6,000	241,260
PartnerRe Ltd.	6,500	424,190
Platinum Underwriters Holdings Ltd.	32,125	926,164
Reinsurance Group of America, Inc.	7,600	279,528
RenaissanceRe Holdings Ltd.	65,395	2,993,129
Transatlantic Holdings, Inc.	1,600	61,936
		12,474,838
TOTAL INSURANCE		95,747,978
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	47,297	133,851
TOTAL COMMON STOCKS (Cost $98,876,942)		96,720,521
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.53% (b)	1,482,702	1,482,702
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,477,625	1,477,625
TOTAL MONEY MARKET FUNDS (Cost $2,960,327)		2,960,327
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $32,000)	$ 32,000	32,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $101,869,269)	99,712,848
NET OTHER ASSETS - (0.6)%	(616,792)
NET ASSETS - 100%	$ 99,096,056
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 47,012 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,411
Bank of America, NA	2,717
Barclays Capital, Inc.	4,529
Credit Suisse Securities (USA) LLC	224
Deutsche Bank Securities, Inc.	5,005
HSBC Securities (USA), Inc.	4,529
ING Financial Markets LLC	1,510
J.P. Morgan Securities, Inc.	10,565
Mizuho Securities USA, Inc.	755
Societe Generale, New York Branch	755
$ 32,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,382
Fidelity Securities Lending Cash Central Fund	3,592
Total	$ 6,974
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 99,712,848	$ 98,859,824	$ 853,024	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $135,012,068. Net unrealized depreciation aggregated $35,299,220, of which $7,369,345 related to appreciated investment securities and $42,668,565 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select IT Services Portfolio

May 31, 2009

1.802158.105

BSO-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Office Services & Supplies - 0.8%
Sykes Enterprises, Inc. (a)	33,900	$ 552,570
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
j2 Global Communications, Inc. (a)	29,600	660,080
IT SERVICES - 94.0%
Data Processing & Outsourced Services - 74.9%
Affiliated Computer Services, Inc. Class A (a)	89,800	4,035,612
Alliance Data Systems Corp. (a)(d)	78,168	3,165,804
Automatic Data Processing, Inc.	63,700	2,421,237
Cass Information Systems, Inc.	2,200	68,596
Convergys Corp. (a)	40,700	376,475
CSG Systems International, Inc. (a)	41,000	564,570
CyberSource Corp. (a)	80,101	1,041,313
DST Systems, Inc. (a)	13,200	505,560
Euronet Worldwide, Inc. (a)	39,500	630,420
ExlService Holdings, Inc. (a)	41,500	410,850
Fidelity National Information Services, Inc.	172,200	3,316,572
Fiserv, Inc. (a)	61,000	2,583,960
Genpact Ltd. (a)	28,600	299,156
Gevity HR, Inc.	6,800	27,132
Global Cash Access Holdings, Inc. (a)	13,800	96,324
Global Payments, Inc.	48,300	1,736,868
Heartland Payment Systems, Inc.	7,200	55,080
Hewitt Associates, Inc. Class A (a)	40,400	1,171,600
infoGROUP, Inc. (a)	89,300	500,080
Lender Processing Services, Inc.	21,200	615,860
MasterCard, Inc. Class A	17,915	3,158,952
Metavante Technologies, Inc. (a)	130,400	3,344,760
NeuStar, Inc. Class A (a)	24,100	483,205
Online Resources Corp. (a)	64,600	336,566
Teletech Holdings, Inc. (a)	47,800	551,134
The Western Union Co.	78,000	1,375,140
TNS, Inc. (a)	7,200	135,720
VeriFone Holdings, Inc. (a)	60,600	462,378
Visa, Inc.	227,112	15,377,753
WNS Holdings Ltd. sponsored ADR (a)	59,000	511,530
Wright Express Corp. (a)	14,500	360,615
		49,720,822
IT Consulting & Other Services - 19.1%
Accenture Ltd. Class A	167,700	5,019,261
Acxiom Corp.	20,600	220,214
CACI International, Inc. Class A (a)	9,300	356,841
China Information Security Technology, Inc. (a)	7,800	21,606

	Shares	Value
Ciber, Inc. (a)	34,500	$ 110,745
Cognizant Technology Solutions Corp. Class A (a)	134,416	3,385,939
iGate Corp.	6,900	36,846
Integral Systems, Inc. (a)	5,000	38,000
ManTech International Corp. Class A (a)	18,800	720,980
Maximus, Inc.	5,800	231,420
NCI, Inc. Class A (a)	2,200	55,352
Ness Technologies, Inc. (a)	52,800	180,576
Perot Systems Corp. Class A (a)	27,900	381,114
RightNow Technologies, Inc. (a)	6,400	56,256
SAIC, Inc. (a)	73,200	1,278,804
Sapient Corp. (a)	35,800	190,098
SRA International, Inc. Class A (a)	13,400	237,716
Unisys Corp. (a)	127,200	176,808
		12,698,576
TOTAL IT SERVICES		62,419,398
WIRELESS TELECOMMUNICATION SERVICES - 2.8%
Wireless Telecommunication Services - 2.8%
Syniverse Holdings, Inc. (a)	125,200	1,871,740
TOTAL COMMON STOCKS (Cost $66,667,855)		65,503,788
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.53% (b)	1,246,932	1,246,932
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	3,142,500	3,142,500
TOTAL MONEY MARKET FUNDS (Cost $4,389,432)		4,389,432
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $71,057,287)	69,893,220
NET OTHER ASSETS - (5.2)%	(3,482,800)
NET ASSETS - 100%	$ 66,410,420
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,438
Fidelity Securities Lending Cash Central Fund	5,801
Total	$ 8,239
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 69,893,220	$ 69,893,220	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $72,620,483. Net unrealized depreciation aggregated $2,727,263, of which $3,784,976 related to appreciated investment securities and $6,512,239 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Leisure Portfolio

May 31, 2009

1.802179.105

LEI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 15.0%
Education Services - 9.7%
American Public Education, Inc. (a)	2,100	$ 68,607
Apollo Group, Inc. Class A (non-vtg.) (a)	120,300	7,109,730
Capella Education Co. (a)(d)	10,800	563,652
Career Education Corp. (a)	69,200	1,389,536
Corinthian Colleges, Inc. (a)	35,442	545,098
DeVry, Inc.	80,900	3,524,813
Grand Canyon Education, Inc.	31,500	427,140
ITT Educational Services, Inc. (a)	33,200	3,047,428
Strayer Education, Inc. (d)	15,966	2,942,055
		19,618,059
Specialized Consumer Services - 5.3%
Brinks Home Security Holdings, Inc. (a)	71,400	2,056,320
Coinstar, Inc. (a)	57,800	1,712,036
H&R Block, Inc.	280,800	4,099,680
Hillenbrand, Inc.	32,100	550,836
Matthews International Corp. Class A	23,200	662,360
Regis Corp.	33,900	594,267
Service Corp. International	154,000	823,900
Sotheby's Class A (ltd. vtg.)	1,600	16,960
Steiner Leisure Ltd. (a)	600	17,490
Stewart Enterprises, Inc. Class A	7,000	28,910
		10,562,759
TOTAL DIVERSIFIED CONSUMER SERVICES		30,180,818
FOOD PRODUCTS - 0.2%
Packaged Foods & Meats - 0.2%
TreeHouse Foods, Inc. (a)	17,368	464,247
HOTELS, RESTAURANTS & LEISURE - 81.4%
Casinos & Gaming - 11.3%
Ameristar Casinos, Inc.	132,800	2,665,296
Bally Technologies, Inc. (a)	86,300	2,416,400
International Game Technology	278,200	4,829,552
Las Vegas Sands Corp. (a)	1,000	9,910
Las Vegas Sands Corp. unit	11,700	1,952,379
Penn National Gaming, Inc. (a)	124,900	4,130,443
WMS Industries, Inc. (a)	182,000	6,455,540
Wynn Resorts Ltd. (a)(d)	10,900	403,954
		22,863,474
Hotels, Resorts & Cruise Lines - 17.7%
Carnival Corp. unit	455,300	11,582,832
Interval Leisure Group, Inc. (a)	1,800	17,226
Marriott International, Inc. Class A	308,900	7,215,904
Royal Caribbean Cruises Ltd.	96,820	1,458,109
Starwood Hotels & Resorts Worldwide, Inc.	309,700	7,578,359
Wyndham Worldwide Corp.	667,400	7,868,646
		35,721,076

	Shares	Value
Leisure Facilities - 1.2%
International Speedway Corp. Class A	116	$ 2,876
Life Time Fitness, Inc. (a)	800	14,784
Vail Resorts, Inc. (a)(d)	83,900	2,306,411
		2,324,071
Restaurants - 51.2%
Brinker International, Inc.	143,600	2,570,440
Buffalo Wild Wings, Inc. (a)(d)	59,361	2,107,316
Burger King Holdings, Inc.	117,700	1,949,112
Chipotle Mexican Grill, Inc.:
Class A (a)	1	79
Class B (a)	45,409	3,097,802
Darden Restaurants, Inc.	138,300	5,002,311
Domino's Pizza, Inc. (a)	200	1,812
Jack in the Box, Inc. (a)	157,222	4,134,939
Krispy Kreme Doughnuts, Inc. warrants 3/2/12 (a)	4,752	570
McDonald's Corp.	821,000	48,430,789
Panera Bread Co. Class A (a)	8,600	457,864
Papa John's International, Inc. (a)	134,100	3,634,110
Red Robin Gourmet Burgers, Inc. (a)	30,800	532,840
Sonic Corp. (a)	100	943
Starbucks Corp. (a)	596,900	8,589,391
Tim Hortons, Inc.	135,600	3,590,688
Wendy's/Arby's Group, Inc.	684,775	2,876,055
Yum! Brands, Inc.	466,500	16,154,895
		103,131,956
TOTAL HOTELS, RESTAURANTS & LEISURE		164,040,577
LEISURE EQUIPMENT & PRODUCTS - 1.8%
Leisure Products - 1.8%
Hasbro, Inc.	118,600	3,013,626
RC2 Corp. (a)	39,800	478,794
		3,492,420
TOTAL COMMON STOCKS (Cost $188,566,369)		198,178,062
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.53% (b)	4,028,402	4,028,402
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	5,157,200	5,157,200
TOTAL MONEY MARKET FUNDS (Cost $9,185,602)		9,185,602
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $197,751,971)	207,363,664
NET OTHER ASSETS - (2.9)%	(5,881,337)
NET ASSETS - 100%	$ 201,482,327
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,855
Fidelity Securities Lending Cash Central Fund	41,113
Total	$ 44,968
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 207,363,664	$ 205,411,285	$ 1,952,379	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $202,112,886. Net unrealized appreciation aggregated $5,250,778, of which $26,321,460 related to appreciated investment securities and $21,070,682 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Materials Portfolio

May 31, 2009

1.802177.105

IND-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
Masco Corp.	408,400	$ 4,231,024
CHEMICALS - 53.0%
Commodity Chemicals - 3.5%
Celanese Corp. Class A	509,606	10,452,019
Diversified Chemicals - 18.4%
Ashland, Inc.	163,400	4,379,120
Cabot Corp.	127,600	2,037,772
Dow Chemical Co.	1,141,018	20,173,198
E.I. du Pont de Nemours & Co.	744,700	21,201,609
FMC Corp.	89,499	4,864,271
Solutia, Inc. (a)	555,100	2,719,990
		55,375,960
Fertilizers & Agricultural Chemicals - 13.4%
CF Industries Holdings, Inc.	46,600	3,618,024
Monsanto Co.	309,044	25,387,962
Terra Industries, Inc.	104,700	2,909,613
The Mosaic Co.	155,100	8,483,970
		40,399,569
Industrial Gases - 7.7%
Air Products & Chemicals, Inc.	212,300	13,752,794
Airgas, Inc.	151,600	6,406,616
Praxair, Inc.	40,200	2,942,640
		23,102,050
Specialty Chemicals - 10.0%
Albemarle Corp.	230,735	6,511,342
Cytec Industries, Inc.	131,800	2,831,064
H.B. Fuller Co.	93,604	1,593,140
Lubrizol Corp.	81,910	3,658,920
Nalco Holding Co.	156,118	2,710,208
OMNOVA Solutions, Inc. (a)	594,466	1,492,110
Rockwood Holdings, Inc. (a)	183,000	2,730,360
Valspar Corp.	102,100	2,332,985
W.R. Grace & Co. (a)	466,700	6,057,766
		29,917,895
TOTAL CHEMICALS		159,247,493
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Commercial Printing - 0.6%
R.R. Donnelley & Sons Co.	122,300	1,648,604
CONSTRUCTION MATERIALS - 1.7%
Construction Materials - 1.7%
CRH PLC	60,700	1,440,205
Eagle Materials, Inc.	96,200	2,366,520
Martin Marietta Materials, Inc.	14,900	1,213,903
		5,020,628

	Shares	Value
CONTAINERS & PACKAGING - 9.6%
Metal & Glass Containers - 4.8%
Ball Corp.	88,447	$ 3,520,191
Crown Holdings, Inc. (a)	103,659	2,435,987
Greif, Inc. Class A	48,100	2,324,192
Owens-Illinois, Inc. (a)	213,800	6,121,094
		14,401,464
Paper Packaging - 4.8%
Packaging Corp. of America	161,600	2,604,992
Rock-Tenn Co. Class A	71,328	2,737,569
Sealed Air Corp.	197,400	3,949,974
Temple-Inland, Inc. (d)	392,600	5,017,428
		14,309,963
TOTAL CONTAINERS & PACKAGING		28,711,427
FOOD PRODUCTS - 1.1%
Agricultural Products - 1.1%
Bunge Ltd.	29,100	1,841,157
Corn Products International, Inc.	60,700	1,603,087
		3,444,244
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
Centex Corp.	93,300	786,519
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Deere & Co.	36,100	1,569,267
MARINE - 0.4%
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	279,390	1,346,660
METALS & MINING - 24.0%
Diversified Metals & Mining - 7.1%
BHP Billiton PLC	67,400	1,616,543
Freeport-McMoRan Copper & Gold, Inc. Class B	359,628	19,574,552
		21,191,095
Gold - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	46,900	2,899,140
Harmony Gold Mining Co. Ltd. (a)	92,000	1,119,282
Newcrest Mining Ltd.	145,374	3,859,786
Newmont Mining Corp.	188,500	9,211,995
Randgold Resources Ltd. sponsored ADR	40,800	2,848,248
Red Back Mining, Inc. (a)	91,600	876,736
Yamana Gold, Inc.	230,200	2,707,243
		23,522,430
Precious Metals & Minerals - 0.6%
Impala Platinum Holdings Ltd.	74,960	1,818,411
Steel - 8.5%
AK Steel Holding Corp.	154,500	2,209,350
Commercial Metals Co.	266,700	4,525,899
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	141,700	$ 5,383,183
Steel Dynamics, Inc.	634,000	9,471,960
United States Steel Corp. (d)	117,400	4,000,992
		25,591,384
TOTAL METALS & MINING		72,123,320
OIL, GAS & CONSUMABLE FUELS - 2.0%
Coal & Consumable Fuels - 2.0%
Foundation Coal Holdings, Inc.	99,000	2,905,650
Massey Energy Co.	137,822	3,154,746
		6,060,396
PAPER & FOREST PRODUCTS - 2.8%
Forest Products - 2.8%
Weyerhaeuser Co.	247,600	8,314,408
TOTAL COMMON STOCKS (Cost $278,371,978)		292,503,990
Convertible Bonds - 0.1%
Principal Amount
METALS & MINING - 0.1%
Steel - 0.1%
United States Steel Corp. 4% 5/15/14 (Cost $210,000)	$ 210,000	261,975
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	13,501,148	$ 13,501,148
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	4,683,750	4,683,750
TOTAL MONEY MARKET FUNDS (Cost $18,184,898)		18,184,898
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $296,766,876)	310,950,863
NET OTHER ASSETS - (3.5)%	(10,640,539)
NET ASSETS - 100%	$ 300,310,324
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,275
Fidelity Securities Lending Cash Central Fund	10,056
Total	$ 23,331
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 310,950,863	$ 302,653,072	$ 8,297,791	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $303,789,710. Net unrealized appreciation aggregated $7,161,153, of which $46,229,315 related to appreciated investment securities and $39,068,162 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.851742.102

AMF-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
Masco Corp.	408,400	$ 4,231,024
CHEMICALS - 53.0%
Commodity Chemicals - 3.5%
Celanese Corp. Class A	509,606	10,452,019
Diversified Chemicals - 18.4%
Ashland, Inc.	163,400	4,379,120
Cabot Corp.	127,600	2,037,772
Dow Chemical Co.	1,141,018	20,173,198
E.I. du Pont de Nemours & Co.	744,700	21,201,609
FMC Corp.	89,499	4,864,271
Solutia, Inc. (a)	555,100	2,719,990
		55,375,960
Fertilizers & Agricultural Chemicals - 13.4%
CF Industries Holdings, Inc.	46,600	3,618,024
Monsanto Co.	309,044	25,387,962
Terra Industries, Inc.	104,700	2,909,613
The Mosaic Co.	155,100	8,483,970
		40,399,569
Industrial Gases - 7.7%
Air Products & Chemicals, Inc.	212,300	13,752,794
Airgas, Inc.	151,600	6,406,616
Praxair, Inc.	40,200	2,942,640
		23,102,050
Specialty Chemicals - 10.0%
Albemarle Corp.	230,735	6,511,342
Cytec Industries, Inc.	131,800	2,831,064
H.B. Fuller Co.	93,604	1,593,140
Lubrizol Corp.	81,910	3,658,920
Nalco Holding Co.	156,118	2,710,208
OMNOVA Solutions, Inc. (a)	594,466	1,492,110
Rockwood Holdings, Inc. (a)	183,000	2,730,360
Valspar Corp.	102,100	2,332,985
W.R. Grace & Co. (a)	466,700	6,057,766
		29,917,895
TOTAL CHEMICALS		159,247,493
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Commercial Printing - 0.6%
R.R. Donnelley & Sons Co.	122,300	1,648,604
CONSTRUCTION MATERIALS - 1.7%
Construction Materials - 1.7%
CRH PLC	60,700	1,440,205
Eagle Materials, Inc.	96,200	2,366,520
Martin Marietta Materials, Inc.	14,900	1,213,903
		5,020,628

	Shares	Value
CONTAINERS & PACKAGING - 9.6%
Metal & Glass Containers - 4.8%
Ball Corp.	88,447	$ 3,520,191
Crown Holdings, Inc. (a)	103,659	2,435,987
Greif, Inc. Class A	48,100	2,324,192
Owens-Illinois, Inc. (a)	213,800	6,121,094
		14,401,464
Paper Packaging - 4.8%
Packaging Corp. of America	161,600	2,604,992
Rock-Tenn Co. Class A	71,328	2,737,569
Sealed Air Corp.	197,400	3,949,974
Temple-Inland, Inc. (d)	392,600	5,017,428
		14,309,963
TOTAL CONTAINERS & PACKAGING		28,711,427
FOOD PRODUCTS - 1.1%
Agricultural Products - 1.1%
Bunge Ltd.	29,100	1,841,157
Corn Products International, Inc.	60,700	1,603,087
		3,444,244
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
Centex Corp.	93,300	786,519
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Deere & Co.	36,100	1,569,267
MARINE - 0.4%
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	279,390	1,346,660
METALS & MINING - 24.0%
Diversified Metals & Mining - 7.1%
BHP Billiton PLC	67,400	1,616,543
Freeport-McMoRan Copper & Gold, Inc. Class B	359,628	19,574,552
		21,191,095
Gold - 7.8%
Agnico-Eagle Mines Ltd. (Canada)	46,900	2,899,140
Harmony Gold Mining Co. Ltd. (a)	92,000	1,119,282
Newcrest Mining Ltd.	145,374	3,859,786
Newmont Mining Corp.	188,500	9,211,995
Randgold Resources Ltd. sponsored ADR	40,800	2,848,248
Red Back Mining, Inc. (a)	91,600	876,736
Yamana Gold, Inc.	230,200	2,707,243
		23,522,430
Precious Metals & Minerals - 0.6%
Impala Platinum Holdings Ltd.	74,960	1,818,411
Steel - 8.5%
AK Steel Holding Corp.	154,500	2,209,350
Commercial Metals Co.	266,700	4,525,899
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Reliance Steel & Aluminum Co.	141,700	$ 5,383,183
Steel Dynamics, Inc.	634,000	9,471,960
United States Steel Corp. (d)	117,400	4,000,992
		25,591,384
TOTAL METALS & MINING		72,123,320
OIL, GAS & CONSUMABLE FUELS - 2.0%
Coal & Consumable Fuels - 2.0%
Foundation Coal Holdings, Inc.	99,000	2,905,650
Massey Energy Co.	137,822	3,154,746
		6,060,396
PAPER & FOREST PRODUCTS - 2.8%
Forest Products - 2.8%
Weyerhaeuser Co.	247,600	8,314,408
TOTAL COMMON STOCKS (Cost $278,371,978)		292,503,990
Convertible Bonds - 0.1%
Principal Amount
METALS & MINING - 0.1%
Steel - 0.1%
United States Steel Corp. 4% 5/15/14 (Cost $210,000)	$ 210,000	261,975
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	13,501,148	$ 13,501,148
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	4,683,750	4,683,750
TOTAL MONEY MARKET FUNDS (Cost $18,184,898)		18,184,898
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $296,766,876)	310,950,863
NET OTHER ASSETS - (3.5)%	(10,640,539)
NET ASSETS - 100%	$ 300,310,324
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,275
Fidelity Securities Lending Cash Central Fund	10,056
Total	$ 23,331
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 310,950,863	$ 302,653,072	$ 8,297,791	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $303,789,710. Net unrealized appreciation aggregated $7,161,153, of which $46,229,315 related to appreciated investment securities and $39,068,162 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Medical Delivery Portfolio

May 31, 2009

1.802180.105

MED-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 0.4%
Biotechnology - 0.4%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 596,548
Myriad Genetics, Inc. (a)	20,900	755,744
		1,352,292
FOOD & STAPLES RETAILING - 1.6%
Drug Retail - 1.6%
CVS Caremark Corp.	115,183	3,432,453
Rite Aid Corp. (a)	1,052,900	1,221,364
		4,653,817
HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
Health Care Equipment - 1.1%
Baxter International, Inc.	24,300	1,243,917
Covidien Ltd.	31,100	1,110,892
Electro-Optical Sciences, Inc. (a)	12,700	104,013
Golden Meditech Co. Ltd. (a)	4,472,000	647,071
Natus Medical, Inc. (a)	1,000	10,220
Sirona Dental Systems, Inc. (a)	10,000	196,700
		3,312,813
Health Care Supplies - 2.6%
InfuSystems Holdings, Inc. (a)	20,000	64,000
Inverness Medical Innovations, Inc. (a)	233,300	7,589,249
		7,653,249
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		10,966,062
HEALTH CARE PROVIDERS & SERVICES - 91.4%
Health Care Distributors & Services - 11.0%
AmerisourceBergen Corp.	227,200	8,429,120
Cardinal Health, Inc.	130,600	4,668,950
Henry Schein, Inc. (a)	112,500	5,123,250
McKesson Corp.	337,100	13,871,665
Patterson Companies, Inc. (a)	20,000	411,800
		32,504,785
Health Care Facilities - 9.3%
Apollo Hospitals Enterprise Ltd.	4,939	53,748
Bangkok Chain Hospital PCL	4,250,000	950,831
Bangkok Dusit Medical Service PCL (For. Reg.)	297,600	179,592
Brookdale Senior Living, Inc. (e)	184,900	2,142,991
Community Health Systems, Inc. (a)	182,000	4,802,980
Emeritus Corp. (a)	135,524	1,947,480
Hanger Orthopedic Group, Inc. (a)	145,000	2,131,500
Health Management Associates, Inc. Class A (a)	747,600	4,343,556
LifePoint Hospitals, Inc. (a)	45,000	1,226,250
Tenet Healthcare Corp. (a)	1,084,600	3,937,098

	Shares	Value
Universal Health Services, Inc. Class B	104,500	$ 5,740,185
VCA Antech, Inc. (a)	2,100	50,967
		27,507,178
Health Care Services - 30.1%
DaVita, Inc. (a)	30,564	1,378,742
Emergency Medical Services Corp. Class A (a)	100	3,100
Express Scripts, Inc. (a)	427,400	27,374,970
Health Grades, Inc. (a)	763,229	2,907,902
Healthways, Inc. (a)	222,000	2,657,340
IPC The Hospitalist Co., Inc. (a)	35,000	871,500
Laboratory Corp. of America Holdings (a)	20,000	1,219,200
Lincare Holdings, Inc. (a)	130,900	2,851,002
Medco Health Solutions, Inc. (a)	904,541	41,509,387
MEDNAX, Inc. (a)	73,457	2,975,009
Quest Diagnostics, Inc.	18,800	981,736
Rural/Metro Corp. (a)(f)	1,445,400	4,408,470
		89,138,358
Managed Health Care - 41.0%
Aetna, Inc.	292,956	7,845,362
Centene Corp. (a)	75,000	1,363,500
CIGNA Corp.	657,900	14,585,643
Coventry Health Care, Inc. (a)	14,400	259,920
Health Net, Inc. (a)	259,300	3,884,314
Humana, Inc. (a)	447,772	14,028,697
Triple-S Management Corp. (a)	141,100	2,012,086
UnitedHealth Group, Inc.	1,534,097	40,806,980
Universal American Financial Corp. (a)	292,096	2,625,943
WellPoint, Inc. (a)	725,000	33,763,250
		121,175,695
TOTAL HEALTH CARE PROVIDERS & SERVICES		270,326,016
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)	8,400	228,144
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	35,700	1,310,547
Life Technologies Corp. (a)	40,800	1,582,224
Medtox Scientific, Inc. (a)	35,000	311,150
		3,203,921
TOTAL COMMON STOCKS (Cost $280,474,892)		290,730,252
Nonconvertible Bonds - 0.5%
	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Health Care Services - 0.5%
Rural/Metro Corp.:
0% 3/15/16 (d)	$ 2,790,000	$ 1,576,350
9.875% 3/15/15	20,000	16,800
		1,593,150
TOTAL NONCONVERTIBLE BONDS (Cost $2,551,369)	1,593,150
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	9,544,924	9,544,924
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	352,500	352,500
TOTAL MONEY MARKET FUNDS (Cost $9,897,424)		9,897,424
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $292,923,685)	302,220,826
NET OTHER ASSETS - (2.2)%	(6,585,650)
NET ASSETS - 100%	$ 295,635,176
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,103
Fidelity Securities Lending Cash Central Fund	14,005
Total	$ 16,108
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rural/Metro Corp.	$ 2,642,490	$ -	$ 924,183	$ -	$ 4,408,470
Total	$ 2,642,490	$ -	$ 924,183	$ -	$ 4,408,470
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 302,220,826	$ 298,796,434	$ 3,424,392	$ -
The following is a reconciliation of assets for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,601
Total Realized Gain (Loss)	(59,600)
Total Unrealized Gain (Loss)	56,999
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in / Out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using level 3 inputs or either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $300,224,938. Net unrealized appreciation aggregated $1,995,888, of which $33,634,923 related to appreciated investment securities and $31,639,035 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Medical Equipment and
Systems Portfolio

May 31, 2009

1.802181.105

MES-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Alnylam Pharmaceuticals, Inc. (a)(d)	140,000	$ 2,850,400
HEALTH CARE EQUIPMENT & SUPPLIES - 81.0%
Health Care Equipment - 74.2%
Abiomed, Inc. (a)	200,000	1,194,000
American Medical Systems Holdings, Inc. (a)	160,000	2,427,200
Aspect Medical Systems, Inc. (a)	600,000	3,222,000
Baxter International, Inc.	2,600,000	133,093,999
Becton, Dickinson & Co.	290,000	19,627,200
Boston Scientific Corp. (a)	7,600,000	71,440,000
C.R. Bard, Inc.	850,000	60,766,500
Conceptus, Inc. (a)	660,000	10,461,000
Covidien Ltd.	3,500,000	125,020,000
Edwards Lifesciences Corp. (a)	500,000	31,920,000
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	90,313	516,646
ev3, Inc. (a)(d)	1,100,000	10,054,000
Gen-Probe, Inc. (a)	110,000	4,689,300
HeartWare International, Inc. unit (a)	10,000,000	7,443,979
Hologic, Inc. (a)	980,000	12,416,600
Hospira, Inc. (a)	380,000	13,110,000
Integra LifeSciences Holdings Corp. (a)	150,000	3,894,000
Intuitive Surgical, Inc. (a)(d)	58,000	8,681,440
Kinetic Concepts, Inc. (a)	500,000	12,965,000
Mako Surgical Corp. (a)(d)	300,515	2,617,486
Masimo Corp. (a)	600,000	14,364,000
Medtronic, Inc.	3,175,000	109,061,250
Micrus Endovascular Corp. (a)	700,000	6,307,000
Nobel Biocare Holding AG (Switzerland)	350,000	8,100,602
NuVasive, Inc. (a)(d)	370,000	13,364,400
Orthofix International NV (a)	95,600	2,420,592
Quidel Corp. (a)	380,000	4,837,400
ResMed, Inc. (a)	150,000	5,560,500
St. Jude Medical, Inc. (a)	1,300,000	50,726,000
Varian Medical Systems, Inc. (a)	300,000	10,728,000
Wright Medical Group, Inc. (a)	330,000	5,148,000
Zimmer Holdings, Inc. (a)	430,000	19,156,500
		785,334,594
Health Care Supplies - 6.8%
Align Technology, Inc. (a)	700,000	8,281,000
Cooper Companies, Inc.	740,000	19,617,400
DENTSPLY International, Inc.	400,000	11,704,000
Inverness Medical Innovations, Inc. (a)	750,000	24,397,500
RTI Biologics, Inc. (a)	1,900,000	7,410,000
		71,409,900
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		856,744,494
HEALTH CARE PROVIDERS & SERVICES - 6.5%
Health Care Distributors & Services - 1.2%
Henry Schein, Inc. (a)	275,000	12,523,500

	Shares	Value
Health Care Facilities - 0.5%
Hanger Orthopedic Group, Inc. (a)	400,000	$ 5,880,000
Health Care Services - 4.8%
Express Scripts, Inc. (a)	360,000	23,058,000
Medco Health Solutions, Inc. (a)	600,000	27,534,000
		50,592,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		68,995,500
LIFE SCIENCES TOOLS & SERVICES - 8.2%
Life Sciences Tools & Services - 8.2%
Illumina, Inc. (a)(d)	738,450	27,108,500
Life Technologies Corp. (a)	330,000	12,797,400
Millipore Corp. (a)	100,000	6,289,000
QIAGEN NV (a)(d)	1,600,000	28,160,000
Waters Corp. (a)	300,000	12,996,000
		87,350,900
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
Allergan, Inc.	700,000	30,891,000
TOTAL COMMON STOCKS (Cost $1,089,486,442)		1,046,832,294
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.53% (b)	12,821,159	12,821,159
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	25,375,950	25,375,950
TOTAL MONEY MARKET FUNDS (Cost $38,197,109)		38,197,109
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,127,683,551)	1,085,029,403
NET OTHER ASSETS - (2.5)%	(26,780,474)
NET ASSETS - 100%	$ 1,058,248,929
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $516,646 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 9
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,117
Fidelity Securities Lending Cash Central Fund	55,210
Total	$ 76,327
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,085,029,403	$ 1,068,968,176	$ 16,061,227	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,158,469,448. Net unrealized depreciation aggregated $73,440,045, of which $82,043,910 related to appreciated investment securities and $155,483,955 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Multimedia Portfolio

May 31, 2009

1.802182.105

BAM-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Juniper Networks, Inc. (a)	9,300	$ 229,989
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	2,300	57,017
Verizon Communications, Inc.	1,900	55,594
		112,611
INTERNET & CATALOG RETAIL - 1.3%
Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	10,500	61,530
Internet Retail - 1.1%
B2W Companhia Global Do Varejo	10,800	224,704
Expedia, Inc. (a)	5,900	102,129
Priceline.com, Inc. (a)	900	99,099
		425,932
TOTAL INTERNET & CATALOG RETAIL		487,462
INTERNET SOFTWARE & SERVICES - 6.9%
Internet Software & Services - 6.9%
Baidu.com, Inc. sponsored ADR (a)	500	131,975
Bankrate, Inc. (a)(d)	3,300	99,363
Dice Holdings, Inc. (a)	68,700	326,325
eBay, Inc. (a)	4,400	77,528
Google, Inc. Class A (sub. vtg.) (a)	2,950	1,230,829
Move, Inc. (a)	34,200	71,820
Sohu.com, Inc. (a)	2,600	164,164
Tencent Holdings Ltd.	40,400	453,742
		2,555,746
MEDIA - 85.3%
Advertising - 6.0%
Arbitron, Inc.	3,800	75,658
Interpublic Group of Companies, Inc. (a)	103,300	541,292
Lamar Advertising Co. Class A (a)(d)	22,500	417,825
Omnicom Group, Inc.	38,600	1,177,300
		2,212,075
Broadcasting - 3.8%
Central European Media Enterprises Ltd. Class A (a)	3,100	58,032
Citadel Broadcasting Corp. (a)	8	1
Discovery Communications, Inc. (a)	20,850	468,083
Discovery Communications, Inc. Class C (a)	22,050	459,522
Entercom Communications Corp. Class A	3,600	5,724
Grupo Televisa SA de CV (CPO) sponsored ADR	23,700	421,386
Sinclair Broadcast Group, Inc. Class A	600	1,056
		1,413,804

	Shares	Value
Cable & Satellite - 35.1%
Cablevision Systems Corp. - NY Group Class A	44,600	$ 848,738
Comcast Corp.:
Class A	199,250	2,743,673
Class A (special) (non-vtg.)	106,000	1,378,000
DISH Network Corp. Class A (a)	30,100	493,640
Liberty Global, Inc.:
Class A (a)	23,075	318,897
Class C (a)	22,400	306,432
Liberty Media Corp.:
Capital Series A (a)	8,400	116,676
Entertainment Series A (a)	94,400	2,280,704
Net Servicos de Comunicacao SA sponsored ADR	9,200	90,896
Scripps Networks Interactive, Inc. Class A	10,200	282,948
Sirius XM Radio, Inc. (a)	599,260	209,441
The DIRECTV Group, Inc. (a)(d)	59,000	1,327,500
Time Warner Cable, Inc.	56,769	1,747,918
Virgin Media, Inc.	94,300	820,410
		12,965,873
Movies & Entertainment - 36.4%
Ascent Media Corp. (a)	85	2,458
Cinemark Holdings, Inc.	3,800	40,356
Cinemax India Ltd.	56,743	77,093
DreamWorks Animation SKG, Inc. Class A (a)	12,800	356,608
Lions Gate Entertainment Corp. (a)(d)	25,300	156,860
Live Nation, Inc. (a)	98	561
Marvel Entertainment, Inc. (a)	5,400	179,172
News Corp. Class A	182,582	1,785,652
Regal Entertainment Group Class A	4,500	57,420
The Walt Disney Co.	229,300	5,553,643
Time Warner, Inc.	143,166	3,352,948
Viacom, Inc. Class B (non-vtg.) (a)	82,300	1,824,591
Vivendi	3,540	93,703
		13,481,065
Publishing - 4.0%
E.W. Scripps Co. Class A	233	454
Gannett Co., Inc. (d)	16,800	80,136
McGraw-Hill Companies, Inc.	42,300	1,272,807
R.H. Donnelley Corp. (a)	200	9
The New York Times Co. Class A (d)	19,200	126,720
		1,480,126
TOTAL MEDIA		31,552,943
PROFESSIONAL SERVICES - 0.6%
Human Resource & Employment Services - 0.6%
Monster Worldwide, Inc. (a)	18,300	213,744
SOFTWARE - 0.2%
Application Software - 0.0%
Gameloft (a)	900	3,733
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 0.0%
Ubisoft Entertainment SA (a)	100	$ 2,047
Systems Software - 0.2%
Macrovision Solutions Corp. (a)	3,300	74,481
TOTAL SOFTWARE		80,261
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.2%
Gamestop Corp. Class A (a)	2,200	54,890
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Vivo Participacoes SA sponsored ADR	8,000	161,360
TOTAL COMMON STOCKS (Cost $42,842,465)		35,449,006
Money Market Funds - 11.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	1,954,085	$ 1,954,085
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,113,500	2,113,500
TOTAL MONEY MARKET FUNDS (Cost $4,067,585)		4,067,585
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $46,910,050)	39,516,591
NET OTHER ASSETS - (6.8)%	(2,524,961)
NET ASSETS - 100%	$ 36,991,630
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,178
Fidelity Securities Lending Cash Central Fund	5,769
Total	$ 7,947
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 39,516,591	$ 38,886,273	$ 630,318	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $47,059,565. Net unrealized depreciation aggregated $7,542,974, of which $3,776,302 related to appreciated investment securities and $11,319,276 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Natural Gas Portfolio

May 31, 2009

1.802183.105

GAS-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Specialized Finance - 0.1%
Climate Exchange PLC (a)(d)	111,000	$ 1,148,076
ELECTRIC UTILITIES - 0.7%
Electric Utilities - 0.7%
Entergy Corp.	62,600	4,671,212
FPL Group, Inc.	41,600	2,351,648
		7,022,860
ELECTRICAL EQUIPMENT - 4.4%
Electrical Components & Equipment - 4.4%
First Solar, Inc. (a)(d)	80,200	15,238,000
Q-Cells SE (a)	36,100	913,337
Renewable Energy Corp. AS (a)(d)	612,000	6,706,387
Sunpower Corp.:
Class A (a)(d)	34,800	1,014,072
Class B (a)	826,200	21,249,864
		45,121,660
ENERGY EQUIPMENT & SERVICES - 17.5%
Oil & Gas Drilling - 10.5%
Atwood Oceanics, Inc. (a)	341,590	9,038,471
Diamond Offshore Drilling, Inc.	40,000	3,371,200
ENSCO International, Inc.	167,000	6,494,630
Helmerich & Payne, Inc. (d)	593,815	20,765,711
Nabors Industries Ltd. (a)	1,376,282	24,607,922
Noble Corp.	582,500	20,020,525
Patterson-UTI Energy, Inc.	737,200	10,571,448
Pride International, Inc. (a)	352,000	8,525,440
Seadrill Ltd.	150,000	2,212,283
Songa Offshore Se (a)(d)	312,300	865,321
Transocean Ltd. (a)	29,927	2,378,598
		108,851,549
Oil & Gas Equipment & Services - 7.0%
BJ Services Co.	696,200	10,888,568
Cameron International Corp. (a)	123,744	3,864,525
Halliburton Co.	200,600	4,599,758
Helix Energy Solutions Group, Inc. (a)	51,900	583,875
National Oilwell Varco, Inc. (a)	285,156	11,012,725
Oceaneering International, Inc. (a)	34,900	1,794,558
Smith International, Inc.	280,290	8,181,665
TSC Offshore Group Ltd. (a)	3,962,000	666,383
Weatherford International Ltd. (a)	1,453,700	30,091,590
		71,683,647
TOTAL ENERGY EQUIPMENT & SERVICES		180,535,196
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. Class A (a)	1,245,200	2,502,852
RRI Energy, Inc. (a)	186,600	1,022,568
		3,525,420

	Shares	Value
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Ivanhoe Mines Ltd. (a)	100,000	$ 540,392
Timminco Ltd. (a)(d)	517,900	711,531
		1,251,923
MULTI-UTILITIES - 1.0%
Multi-Utilities - 1.0%
Sempra Energy	217,100	9,917,128
OIL, GAS & CONSUMABLE FUELS - 69.9%
Coal & Consumable Fuels - 5.6%
Arch Coal, Inc.	287,308	5,323,817
China Coal Energy Co. Ltd. (H Shares)	3,947,000	4,792,675
China Shenhua Energy Co. Ltd. (H Shares)	1,629,000	5,503,679
CONSOL Energy, Inc.	295,000	12,142,200
Evergreen Energy, Inc. (a)(d)	4,517,715	4,644,211
Massey Energy Co.	907,100	20,763,519
Peabody Energy Corp.	53,500	1,817,930
PT Bumi Resources Tbk	16,479,500	3,174,419
		58,162,450
Integrated Oil & Gas - 1.6%
ConocoPhillips	53,500	2,452,440
Hess Corp.	192,800	12,838,552
InterOil Corp. (a)(d)	26,400	944,328
		16,235,320
Oil & Gas Exploration & Production - 59.0%
Apache Corp.	60,200	5,072,452
Brigham Exploration Co. (a)	490,500	1,657,890
Chesapeake Energy Corp.	3,886,750	88,073,757
CNOOC Ltd. sponsored ADR	24,900	3,337,098
Comstock Resources, Inc. (a)	322,800	12,857,124
Concho Resources, Inc. (a)	489,700	15,694,885
Continental Resources, Inc. (a)(d)	254,800	7,544,628
Denbury Resources, Inc. (a)	3,598,275	61,854,347
Devon Energy Corp.	1,094,400	69,209,856
EOG Resources, Inc.	348,500	25,506,715
EXCO Resources, Inc. (a)	594,800	9,153,972
Forest Oil Corp. (a)	128,763	2,447,785
FX Energy, Inc. (a)	100,000	357,000
Noble Energy, Inc.	184,200	10,956,216
Petrobank Energy & Resources Ltd. (a)	38,700	1,292,009
Petrohawk Energy Corp. (a)	862,272	21,729,254
Plains Exploration & Production Co. (a)	2,643,450	74,756,766
Quicksilver Resources, Inc. (a)(d)	2,868,620	32,271,975
Range Resources Corp.	1,223,800	56,062,278
SandRidge Energy, Inc. (a)	617,100	6,720,219
Southwestern Energy Co. (a)	1,319,900	57,376,053
Ultra Petroleum Corp. (a)	424,819	19,235,804
Venoco, Inc. (a)	1,624,095	11,661,002
W&T Offshore, Inc. (d)	341,800	3,486,360
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Whiting Petroleum Corp. (a)	177,000	$ 8,294,220
XTO Energy, Inc.	102,075	4,365,748
		610,975,413
Oil & Gas Refining & Marketing - 2.2%
Holly Corp.	141,000	3,410,790
Petroplus Holdings AG	28,564	567,916
Reliance Industries Ltd.	22,908	1,112,491
Tesoro Corp.	802,146	13,588,353
Valero Energy Corp.	181,000	4,048,970
		22,728,520
Oil & Gas Storage & Transport - 1.5%
Copano Energy LLC	558,951	8,837,015
Markwest Energy Partners LP	177,000	3,184,230
Quicksilver Gas Services LP	260,600	3,387,800
		15,409,045
TOTAL OIL, GAS & CONSUMABLE FUELS		723,510,748
TOTAL COMMON STOCKS (Cost $1,107,314,405)		972,033,011
Convertible Preferred Stocks - 2.1%

OIL, GAS & CONSUMABLE FUELS - 2.1%
Oil & Gas Exploration & Production - 2.1%
SandRidge Energy, Inc. 8.50% (a)(e) (Cost $14,256,000)	150,000	22,162,500
Convertible Bonds - 2.7%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14	$ 550,000	683,595

	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS - 2.6%
Oil & Gas Exploration & Production - 2.6%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 37,160,000	$ 27,424,080
TOTAL CONVERTIBLE BONDS (Cost $23,634,069)		28,107,675
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	16,548,768	16,548,768
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	52,012,176	52,012,176
TOTAL MONEY MARKET FUNDS (Cost $68,560,944)		68,560,944
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $1,213,765,418)	1,090,864,130
NET OTHER ASSETS - (5.4)%	(56,375,377)
NET ASSETS - 100%	$ 1,034,488,753
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,162,500 or 2.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,708
Fidelity Securities Lending Cash Central Fund	172,145
Total	$ 196,853
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,090,864,130	$ 1,012,930,988	$ 77,933,142	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,282,388,775. Net unrealized depreciation aggregated $191,524,645, of which $147,216,782 related to appreciated investment securities and $338,741,427 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Natural Resources Portfolio

May 31, 2009

1.802184.105

NAT-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 1.1%
Commodity Chemicals - 0.1%
Calgon Carbon Corp. (a)	146,700	$ 1,691,451
Fertilizers & Agricultural Chemicals - 1.0%
Terra Industries, Inc.	387,500	10,768,625
The Mosaic Co.	60,200	3,292,940
		14,061,565
TOTAL CHEMICALS		15,753,016
CONTAINERS & PACKAGING - 1.5%
Metal & Glass Containers - 1.5%
Ball Corp.	100,700	4,007,860
Crown Holdings, Inc. (a)	110,000	2,585,000
Greif, Inc. Class A	32,300	1,560,736
Owens-Illinois, Inc. (a)	414,000	11,852,820
		20,006,416
ELECTRICAL EQUIPMENT - 2.1%
Electrical Components & Equipment - 2.1%
Energy Conversion Devices, Inc. (a)(d)	183,100	3,151,151
First Solar, Inc. (a)	77,600	14,744,000
JA Solar Holdings Co. Ltd. ADR (a)	718,300	3,038,409
Renewable Energy Corp. AS (a)(d)	256,300	2,808,574
Sunpower Corp.:
Class A (a)(d)	50,000	1,457,000
Class B (a)	166,100	4,272,092
		29,471,226
ENERGY EQUIPMENT & SERVICES - 26.8%
Oil & Gas Drilling - 10.5%
Atwood Oceanics, Inc. (a)	333,500	8,824,410
Diamond Offshore Drilling, Inc.	900	75,852
Helmerich & Payne, Inc.	376,500	13,166,205
Hercules Offshore, Inc. (a)	571,594	2,652,196
Nabors Industries Ltd. (a)	1,363,600	24,381,168
Noble Corp.	1,452,000	49,905,240
Patterson-UTI Energy, Inc.	336,300	4,822,542
Pride International, Inc. (a)	746,500	18,080,230
Seadrill Ltd.	300,400	4,430,465
Songa Offshore Se (a)	507,000	1,404,796
Transocean Ltd. (a)	204,400	16,245,712
		143,988,816
Oil & Gas Equipment & Services - 16.3%
Baker Hughes, Inc.	1,000	39,060
BJ Services Co.	1,023,300	16,004,412
Cameron International Corp. (a)	100	3,123
Core Laboratories NV	68,100	6,465,414
Dresser-Rand Group, Inc. (a)	87,200	2,441,600
Dril-Quip, Inc. (a)	399,300	16,499,076
Exterran Holdings, Inc. (a)	69,850	1,390,714
FMC Technologies, Inc. (a)	205,900	8,569,558
Global Industries Ltd. (a)	473,400	3,313,800

	Shares	Value
Halliburton Co.	877,500	$ 20,121,075
Helix Energy Solutions Group, Inc. (a)	12,400	139,500
Hornbeck Offshore Services, Inc. (a)	173,000	4,799,020
National Oilwell Varco, Inc. (a)	442,158	17,076,142
Oceaneering International, Inc. (a)	151,900	7,810,698
Schlumberger Ltd. (NY Shares)	681,552	39,005,221
Smith International, Inc.	385,400	11,249,826
Superior Energy Services, Inc. (a)	172,000	3,966,320
Tenaris SA sponsored ADR (d)	250,000	7,642,500
Tidewater, Inc.	91,400	4,357,038
TSC Offshore Group Ltd. (a)	3,250,000	546,629
Weatherford International Ltd. (a)	2,251,080	46,597,356
Willbros Group, Inc. (a)	402,700	6,149,229
		224,187,311
TOTAL ENERGY EQUIPMENT & SERVICES		368,176,127
FOOD PRODUCTS - 0.2%
Agricultural Products - 0.2%
Corn Products International, Inc.	124,200	3,280,122
GAS UTILITIES - 0.4%
Gas Utilities - 0.4%
EQT Corp.	61,600	2,294,600
Questar Corp.	89,500	3,033,155
Zhongyu Gas Holdings Ltd. (a)	12,744,000	698,946
		6,026,701
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	159,070	3,579,075
METALS & MINING - 14.5%
Aluminum - 0.6%
Alcoa, Inc.	873,600	8,054,592
Diversified Metals & Mining - 3.4%
Compass Minerals International, Inc.	31,666	1,698,248
Freeport-McMoRan Copper & Gold, Inc. Class B	664,367	36,161,496
OZ Minerals Ltd.	1,269,612	906,291
RTI International Metals, Inc. (a)	138	1,975
Teck Resources Ltd. Class B (sub. vtg.)	523,600	8,224,711
Titanium Metals Corp.	76	704
		46,993,425
Gold - 10.2%
Agnico-Eagle Mines Ltd. (Canada)	214,800	13,277,937
Barrick Gold Corp. (d)	694,000	26,296,739
Eldorado Gold Corp. (a)	972,000	9,632,753
Gold Fields Ltd. sponsored ADR	200,100	2,717,358
Goldcorp, Inc.	267,700	10,580,010
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	607,000	7,344,700
IAMGOLD Corp.	1,077,800	12,122,535
Kinross Gold Corp.	309,467	6,210,315
Lihir Gold Ltd. (a)	3,693,798	9,591,707
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Newcrest Mining Ltd.	496,958	$ 13,194,598
Newmont Mining Corp.	274,600	13,419,702
Randgold Resources Ltd. sponsored ADR	78,600	5,487,066
Royal Gold, Inc.	200	9,314
Yamana Gold, Inc.	867,800	10,205,671
		140,090,405
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	929,500	4,616,408
TOTAL METALS & MINING		199,754,830
OIL, GAS & CONSUMABLE FUELS - 52.1%
Coal & Consumable Fuels - 4.0%
Arch Coal, Inc.	1,016,000	18,826,480
CONSOL Energy, Inc.	129,500	5,330,220
Foundation Coal Holdings, Inc.	371,600	10,906,460
Massey Energy Co.	876,500	20,063,085
USEC, Inc. (a)	1,600	8,560
Walter Energy, Inc.	100	3,264
		55,138,069
Integrated Oil & Gas - 15.1%
Chevron Corp.	1,200	80,004
ConocoPhillips	282,700	12,958,968
ENI SpA sponsored ADR	128,800	6,244,224
Exxon Mobil Corp.	1,900	131,765
Hess Corp.	309,800	20,629,582
Marathon Oil Corp.	1,285,900	40,994,492
Occidental Petroleum Corp.	881,800	59,177,598
Petro-Canada	95,900	4,172,239
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	134,200	4,692,974
Suncor Energy, Inc. (d)	1,678,500	58,804,383
		207,886,229
Oil & Gas Exploration & Production - 28.9%
Anadarko Petroleum Corp.	203,800	9,737,564
Apache Corp.	120,900	10,187,034
Bankers Petroleum Ltd. (a)	145,200	295,241
Berry Petroleum Co. Class A	189,800	3,704,896
Bill Barrett Corp. (a)	111,100	3,780,733
Cabot Oil & Gas Corp.	551,200	19,363,656
Canadian Natural Resources Ltd.	830,800	49,240,766
Chesapeake Energy Corp.	1,129,400	25,592,204
Comstock Resources, Inc. (a)	347,000	13,821,010
Concho Resources, Inc. (a)	207,200	6,640,760
Denbury Resources, Inc. (a)	1,241,600	21,343,104

	Shares	Value
Devon Energy Corp.	55,400	$ 3,503,496
Encore Acquisition Co. (a)	152,600	5,415,774
EOG Resources, Inc.	800	58,552
EXCO Resources, Inc. (a)	982,350	15,118,367
Mariner Energy, Inc. (a)	124	1,793
Newfield Exploration Co. (a)	191,000	6,898,920
Nexen, Inc.	378,000	9,261,312
Noble Energy, Inc.	313,700	18,658,876
Oil Search Ltd.	799,618	3,514,821
OPTI Canada, Inc. (a)	330,000	991,390
Petrobank Energy & Resources Ltd. (a)	50,000	1,669,262
Petrohawk Energy Corp. (a)	1,929,840	48,631,968
Plains Exploration & Production Co. (a)	639,913	18,096,740
Quicksilver Resources, Inc. (a)	174,600	1,964,250
Range Resources Corp.	655,973	30,050,123
SandRidge Energy, Inc. (a)	308,700	3,361,743
Southwestern Energy Co. (a)	1,430,000	62,162,097
Ultra Petroleum Corp. (a)	99,200	4,491,776
Whiting Petroleum Corp. (a)	1,100	51,546
		397,609,774
Oil & Gas Refining & Marketing - 3.5%
Frontier Oil Corp.	1,314,500	22,964,315
Holly Corp.	80,500	1,947,295
Sunoco, Inc.	33,500	1,019,405
Tesoro Corp.	185,900	3,149,146
Valero Energy Corp.	845,788	18,920,278
Western Refining, Inc.	100	1,425
		48,001,864
Oil & Gas Storage & Transport - 0.6%
El Paso Corp.	781,600	7,620,600
Williams Companies, Inc.	1,000	16,780
		7,637,380
TOTAL OIL, GAS & CONSUMABLE FUELS		716,273,316
PAPER & FOREST PRODUCTS - 0.0%
Forest Products - 0.0%
Weyerhaeuser Co.	100	3,358
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Mortgage REITs - 0.0%
Walter Investment Management Corp. (a)	1	14
TOTAL COMMON STOCKS (Cost $1,199,564,897)		1,362,324,201
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14 (Cost $710,000)	$ 710,000	882,459
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	13,461,487	$ 13,461,487
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	21,749,075	21,749,075
TOTAL MONEY MARKET FUNDS (Cost $35,210,562)		35,210,562
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,235,485,459)	1,398,417,222
NET OTHER ASSETS - (1.6)%	(22,519,120)
NET ASSETS - 100%	$ 1,375,898,102
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,243
Fidelity Securities Lending Cash Central Fund	89,097
Total	$ 101,340
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,398,417,222	$ 1,355,821,528	$ 42,595,694	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,265,255,184. Net unrealized appreciation aggregated $133,162,038, of which $308,343,980 related to appreciated investment securities and $175,181,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Networking and
Infrastructure Portfolio

May 31, 2009

1.802185.105

NET-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 29.0%
Communications Equipment - 29.0%
Acme Packet, Inc. (a)	71,900	$ 557,225
ADC Telecommunications, Inc. (a)	157,900	1,111,616
Adtran, Inc.	2,200	45,716
ADVA AG Optical Networking (a)	108,636	207,493
Arris Group, Inc. (a)	44,100	534,492
Aruba Networks, Inc. (a)	1,100	7,161
BigBand Networks, Inc. (a)	120,100	626,922
Black Box Corp.	9,800	322,616
Brocade Communications Systems, Inc. (a)	140,600	1,032,004
Ciena Corp. (a)	19,300	212,300
Cisco Systems, Inc. (a)	62,800	1,161,800
Cogo Group, Inc. (a)	14,400	93,744
CommScope, Inc. (a)	23,300	611,392
Comverse Technology, Inc. (a)	48,700	345,770
DragonWave, Inc. (a)	52,400	194,376
Emulex Corp. (a)	13,800	151,662
F5 Networks, Inc. (a)	56,400	1,791,264
Finisar Corp. (a)	290,752	188,989
Foxconn International Holdings Ltd. (a)	39,000	28,155
Harmonic, Inc. (a)	95,800	553,724
Infinera Corp. (a)	11,800	101,008
Juniper Networks, Inc. (a)	83,400	2,062,482
Oplink Communications, Inc. (a)	25,800	296,700
Palm, Inc. (a)	14,200	173,240
Polycom, Inc. (a)	14,100	244,071
Powerwave Technologies, Inc. (a)	161,000	217,350
Sandvine Corp. (a)	166,900	249,173
Sandvine Corp. (U.K.) (a)	230,900	325,625
Sonus Networks, Inc. (a)	171,100	384,975
Starent Networks Corp. (a)	135,100	2,854,663
Symmetricom, Inc. (a)	45,100	231,814
Tekelec (a)	38,300	625,439
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	66,300	617,253
Tellabs, Inc. (a)	28,300	157,065
		18,319,279
COMPUTERS & PERIPHERALS - 6.7%
Computer Storage & Peripherals - 6.7%
EMC Corp. (a)	156,700	1,841,225
Isilon Systems, Inc. (a)	100	274
NetApp, Inc. (a)	75,700	1,476,150
SanDisk Corp. (a)	42,300	662,418
STEC, Inc. (a)(d)	13,900	227,821
		4,207,888
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
General Cable Corp. (a)	8,400	321,216

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 3.1%
Electronic Components - 0.4%
Amphenol Corp. Class A	3,200	$ 106,848
Chi Mei Optoelectronics Corp.	4,245	2,512
DTS, Inc. (a)	5,200	137,644
		247,004
Electronic Equipment & Instruments - 0.5%
China Security & Surveillance Technology, Inc. (a)(d)	39,800	278,998
Electronic Manufacturing Services - 1.3%
Flextronics International Ltd. (a)	107,200	424,512
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,442	43,763
Jabil Circuit, Inc.	37,100	290,493
SMART Modular Technologies (WWH), Inc. (a)	22,400	62,272
		821,040
Technology Distributors - 0.9%
Anixter International, Inc. (a)	2,800	114,856
Arrow Electronics, Inc. (a)	10,100	244,319
Avnet, Inc. (a)	10,000	230,100
		589,275
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,936,317
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	100	3,018
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
DEI Holdings, Inc. (a)	48,100	5,772
INTERNET SOFTWARE & SERVICES - 10.4%
Internet Software & Services - 10.4%
comScore, Inc. (a)	4,500	50,175
Constant Contact, Inc. (a)	100	1,759
DivX, Inc. (a)	100	530
Google, Inc. Class A (sub. vtg.) (a)	11,800	4,923,314
Mercadolibre, Inc. (a)(d)	35,000	757,400
OpenTable, Inc.	100	2,848
Rackspace Hosting, Inc.	14,400	168,048
Switch & Data Facilities Co., Inc. (a)	2,100	27,615
VeriSign, Inc. (a)	25,100	587,591
Vocus, Inc. (a)	2,500	47,775
		6,567,055
IT SERVICES - 0.3%
IT Consulting & Other Services - 0.3%
Yucheng Technologies Ltd. (a)	18,100	161,995
MEDIA - 0.1%
Advertising - 0.1%
SinoMedia Holding Ltd.	336,000	78,378
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 38.0%
Semiconductor Equipment - 7.3%
Aixtron AG	29,000	$ 345,565
ASM International NV (NASDAQ) (a)(d)	10,000	141,400
FormFactor, Inc. (a)	10,000	181,500
LTX-Credence Corp. (a)	78,144	43,761
Tessera Technologies, Inc. (a)	157,900	3,715,387
Verigy Ltd. (a)	14,000	168,000
		4,595,613
Semiconductors - 30.7%
Advanced Analogic Technologies, Inc. (a)	293	1,386
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	26,031	83,039
Applied Micro Circuits Corp. (a)	51,450	402,339
AuthenTec, Inc. (a)	64,700	113,225
Broadcom Corp. Class A (a)	95,450	2,432,066
Cavium Networks, Inc. (a)	74,900	1,081,556
Ceva, Inc. (a)	11,200	85,232
Cree, Inc. (a)	3,800	115,634
CSR PLC (a)(d)	66,300	376,672
Cypress Semiconductor Corp. (a)	32,800	282,080
Hittite Microwave Corp. (a)	2,600	93,288
Infineon Technologies AG (a)(d)	1,660,500	5,230,350
International Rectifier Corp. (a)	38,100	551,307
Lattice Semiconductor Corp. (a)	34,500	68,310
LSI Corp. (a)	164,700	736,209
Marvell Technology Group Ltd. (a)	165,600	1,892,808
Mellanox Technologies Ltd. (a)	100	1,182
Micrel, Inc.	21,500	158,025
Mindspeed Technologies, Inc. (a)	99,926	181,865
MIPS Technologies, Inc. (a)	33,500	130,315
National Semiconductor Corp.	26,000	360,880
Netlogic Microsystems, Inc. (a)	7,100	232,312
O2Micro International Ltd. sponsored ADR (a)	50,000	195,000
Omnivision Technologies, Inc. (a)	12,100	137,819
ON Semiconductor Corp. (a)	41,627	285,145
PMC-Sierra, Inc. (a)	82,500	626,175
RF Micro Devices, Inc. (a)	80,600	229,710
Silicon Laboratories, Inc. (a)	13,900	467,318
Silicon Motion Technology Corp. sponsored ADR (a)(d)	93,700	297,966
Siliconware Precision Industries Co. Ltd. sponsored ADR	14,241	105,383
SiRF Technology Holdings, Inc. (a)	42,300	168,354
Skyworks Solutions, Inc. (a)	63,300	603,249

	Shares	Value
Spreadtrum Communications, Inc. ADR (a)	900	$ 1,638
Standard Microsystems Corp. (a)	31,700	584,548
Tower Semiconductor Ltd. (a)	239,700	67,068
TriQuint Semiconductor, Inc. (a)	12,200	54,290
Volterra Semiconductor Corp. (a)	49,300	673,438
Zoran Corp. (a)	25,600	283,648
		19,390,829
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		23,986,442
SOFTWARE - 8.7%
Application Software - 2.2%
Cadence Design Systems, Inc. (a)	51,900	293,235
Smith Micro Software, Inc. (a)	41,900	408,944
SolarWinds, Inc.	400	6,000
Synchronoss Technologies, Inc. (a)	10,000	121,400
TIBCO Software, Inc. (a)	56,000	371,280
Ulticom, Inc.	97,300	199,465
		1,400,324
Systems Software - 6.5%
Allot Communications Ltd. (a)	2,800	7,476
Ariba, Inc. (a)	53,800	509,486
BMC Software, Inc. (a)	19,600	668,360
Check Point Software Technologies Ltd. (a)	24,900	581,415
CommVault Systems, Inc. (a)	9,600	118,560
Double-Take Software, Inc. (a)	12,200	112,362
Macrovision Solutions Corp. (a)	42	948
McAfee, Inc. (a)	53,400	2,094,882
		4,093,489
TOTAL SOFTWARE		5,493,813
WIRELESS TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
Crown Castle International Corp. (a)	20,800	504,608
SBA Communications Corp. Class A (a)	23,400	598,338
Syniverse Holdings, Inc. (a)	22,000	328,900
		1,431,846
TOTAL COMMON STOCKS (Cost $66,369,044)		62,513,019
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $230,000)	$ 230,000	146,694
Money Market Funds - 13.1%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	1,760,183	$ 1,760,183
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	6,504,880	6,504,880
TOTAL MONEY MARKET FUNDS (Cost $8,265,063)		8,265,063
TOTAL INVESTMENT PORTFOLIO - 112.4% (Cost $74,864,107)	70,924,776
NET OTHER ASSETS - (12.4)%	(7,801,939)
NET ASSETS - 100%	$ 63,122,837
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,792
Fidelity Securities Lending Cash Central Fund	17,446
Total	$ 19,238
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 70,924,776	$ 64,139,569	$ 6,785,207	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $75,113,254. Net unrealized depreciation aggregated $4,188,478, of which $11,552,265 related to appreciated investment securities and $15,740,743 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity, and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Paper and Forest
Products Portfolio

May 31, 2009

1.802186.105

PAP-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BUILDING PRODUCTS - 0.1%
Building Products - 0.1%
Owens Corning (a)	1,500	$ 20,895
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Office Services & Supplies - 0.3%
Avery Dennison Corp.	1,900	52,364
CONSTRUCTION MATERIALS - 0.6%
Construction Materials - 0.6%
Eagle Materials, Inc.	3,900	95,940
CONTAINERS & PACKAGING - 45.8%
Metal & Glass Containers - 4.4%
Greif, Inc. Class A	9,300	449,376
Owens-Illinois, Inc. (a)	5,600	160,328
Pactiv Corp. (a)	4,200	94,080
		703,784
Paper Packaging - 41.4%
Bemis Co., Inc.	16,200	406,458
Cascades, Inc.	76,500	322,312
Graphic Packaging Holding Co. (a)	52,400	98,512
Packaging Corp. of America	47,900	772,148
Rock-Tenn Co. Class A	22,000	844,360
Sealed Air Corp.	86,450	1,729,865
Smurfit Kappa Group PLC	6,800	38,629
Sonoco Products Co.	31,200	760,032
Temple-Inland, Inc. (d)	126,800	1,620,504
		6,592,820
TOTAL CONTAINERS & PACKAGING		7,296,604
ELECTRIC UTILITIES - 0.4%
Electric Utilities - 0.4%
Brookfield Infrastructure Partners LP	4,400	54,956
FOOD PRODUCTS - 0.0%
Agricultural Products - 0.0%
Timbercorp Ltd.	75,129	2,648
HOUSEHOLD PRODUCTS - 0.5%
Household Products - 0.5%
Kimberly-Clark Corp.	1,600	83,024
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Albany International Corp. Class A	2,200	29,370
MEDIA - 0.0%
Publishing - 0.0%
R.H. Donnelley Corp. (a)	100	5
PAPER & FOREST PRODUCTS - 33.2%
Forest Products - 19.2%
Deltic Timber Corp.	7,200	241,776
Gunns Ltd.	1,650	1,316
Louisiana-Pacific Corp.	64,700	280,798

	Shares	Value
Norbord, Inc.	62,000	$ 90,859
West Fraser Timber Co. Ltd.	22,200	590,888
Weyerhaeuser Co.	55,000	1,846,898
		3,052,535
Paper Products - 14.0%
Buckeye Technologies, Inc. (a)	14,600	74,022
Canfor Pulp Income Fund	3,700	7,015
Clearwater Paper Corp. (a)	1,961	46,417
Domtar Corp. (a)	146,200	166,668
Glatfelter	30,100	308,525
Kapstone Paper & Packaging Corp. (a)	10,900	46,325
Lee & Man Paper Manufacturing Ltd.	72,800	79,270
MeadWestvaco Corp.	10,500	167,685
Mondi PLC	11,700	41,306
Nine Dragons Paper (Holdings) Ltd.	185,000	135,974
Schweitzer-Mauduit International, Inc.	18,600	417,942
Sequana	2,100	14,891
Shandong Chenming Paper Holdings Ltd. (H Shares)	167,500	102,167
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	31,600	375,092
Wausau-Mosinee Paper Corp.	34,800	251,952
		2,235,251
TOTAL PAPER & FOREST PRODUCTS		5,287,786
REAL ESTATE INVESTMENT TRUSTS - 15.5%
Specialized REITs - 15.5%
Plum Creek Timber Co., Inc. (d)	33,900	1,174,635
Potlatch Corp.	20,764	543,602
Rayonier, Inc.	18,600	744,000
		2,462,237
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Development - 0.4%
Forestar Group, Inc. (a)	5,433	66,065
TOTAL COMMON STOCKS (Cost $20,049,196)		15,451,894
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 0.53% (b)	852,299	852,299
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,047,000	1,047,000
TOTAL MONEY MARKET FUNDS (Cost $1,899,299)		1,899,299
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $21,948,495)	17,351,193
NET OTHER ASSETS - (8.9)%	(1,412,524)
NET ASSETS - 100%	$ 15,938,669
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 619
Fidelity Securities Lending Cash Central Fund	620
Total	$ 1,239
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,351,193	$ 16,934,992	$ 413,553	$ 2,648
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,508)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	6,156
Ending Balance	$ 2,648

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $23,090,167. Net unrealized depreciation aggregated $5,738,974, of which $1,222,456 related to appreciated investment securities and $6,961,430 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Pharmaceuticals Portfolio

May 31, 2009

1.802187.105

PHR-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
BIOTECHNOLOGY - 6.7%
Biotechnology - 6.7%
Acorda Therapeutics, Inc. (a)	20,400	$ 503,676
Actelion Ltd. (Reg.) (a)	132	6,842
Alexion Pharmaceuticals, Inc. (a)	9,736	355,364
Allos Therapeutics, Inc. (a)	7,100	51,688
Amgen, Inc. (a)	2,900	144,826
Amylin Pharmaceuticals, Inc. (a)	22,360	253,115
Basilea Pharmaceutica AG (a)	1,170	93,969
Biogen Idec, Inc. (a)	26,700	1,382,793
BioMarin Pharmaceutical, Inc. (a)	42,600	595,548
Celgene Corp. (a)	3,700	156,288
CSL Ltd.	16,967	400,624
Dendreon Corp. (a)	17,000	385,390
Genmab AS (a)	100	3,720
Gilead Sciences, Inc. (a)	3,400	146,540
GTx, Inc. (a)	2,200	18,920
Intercell AG (a)	100	3,013
Medarex, Inc. (a)	2,000	14,480
Medivation, Inc. (a)	4,303	97,463
Momenta Pharmaceuticals, Inc. (a)	4,000	35,080
Myriad Genetics, Inc. (a)	25,600	925,696
OncoGenex Pharmaceuticals, Inc. (a)	4,000	70,720
ONYX Pharmaceuticals, Inc. (a)	10,500	248,430
OREXIGEN Therapeutics, Inc. (a)	5,000	17,800
OSI Pharmaceuticals, Inc. (a)	2,000	67,600
Rigel Pharmaceuticals, Inc. (a)	5,000	41,700
United Therapeutics Corp. (a)	5,800	464,870
Vanda Pharmaceuticals, Inc. (a)(d)	250,800	3,614,028
Vertex Pharmaceuticals, Inc. (a)	180	5,366
		10,105,549
CHEMICALS - 0.2%
Fertilizers & Agricultural Chemicals - 0.2%
Monsanto Co.	4,350	357,353
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	15,000	273,450
FOOD & STAPLES RETAILING - 0.3%
Drug Retail - 0.3%
CVS Caremark Corp.	16,000	476,800
Rite Aid Corp. (a)	10,000	11,600
		488,400
HEALTH CARE EQUIPMENT & SUPPLIES - 6.4%
Health Care Equipment - 4.9%
American Medical Systems Holdings, Inc. (a)	12,700	192,659
Baxter International, Inc.	13,000	665,470
Becton, Dickinson & Co.	2,300	155,664
Boston Scientific Corp. (a)	15,000	141,000
C.R. Bard, Inc.	15,100	1,079,499

	Shares	Value
China Medical Technologies, Inc. sponsored ADR	300	$ 6,126
Conceptus, Inc. (a)	10,000	158,500
Covidien Ltd.	37,100	1,325,212
Edwards Lifesciences Corp. (a)	7,000	446,880
Electro-Optical Sciences, Inc. (a)	1,000	8,190
ev3, Inc. (a)	10,000	91,400
Integra LifeSciences Holdings Corp. (a)	2,600	67,496
Intuitive Surgical, Inc. (a)	100	14,968
Mako Surgical Corp. (a)	13,000	113,230
Masimo Corp. (a)	27,830	666,250
Meridian Bioscience, Inc.	11,700	223,587
Micrus Endovascular Corp. (a)	23,000	207,230
Mindray Medical International Ltd. sponsored ADR	3,200	73,632
Nobel Biocare Holding AG (Switzerland)	26,250	607,545
NuVasive, Inc. (a)	6,500	234,780
Palomar Medical Technologies, Inc. (a)	1,500	15,255
Quidel Corp. (a)	12,100	154,033
ResMed, Inc. (a)	100	3,707
Sonova Holding AG	4,127	306,305
St. Jude Medical, Inc. (a)	8,000	312,160
Syneron Medical Ltd. (a)	2,000	14,420
William Demant Holding AS (a)	1,500	84,983
		7,370,181
Health Care Supplies - 1.5%
Alcon, Inc.	6,000	651,000
Align Technology, Inc. (a)	31,100	367,913
Cooper Companies, Inc.	30,500	808,555
Cynosure, Inc. Class A (a)	2,000	13,480
DENTSPLY International, Inc.	5,000	146,300
ICU Medical, Inc. (a)	300	10,848
Inverness Medical Innovations, Inc. (a)	7,000	227,710
RTI Biologics, Inc. (a)	17,500	68,250
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	16,000	38,457
		2,332,513
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		9,702,694
HEALTH CARE PROVIDERS & SERVICES - 4.6%
Health Care Distributors & Services - 0.4%
BMP Sunstone Corp. warrants 8/19/12 (a)(e)	1,000	551
Henry Schein, Inc. (a)	8,800	400,752
Owens & Minor, Inc.	4,000	140,240
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	3,000	14,643
		556,186
Health Care Facilities - 0.5%
Brookdale Senior Living, Inc.	18,500	214,415
Community Health Systems, Inc. (a)	2,800	73,892
Emeritus Corp. (a)	14,000	201,180
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Hanger Orthopedic Group, Inc. (a)	9,500	$ 139,650
Health Management Associates, Inc. Class A (a)	18,500	107,485
		736,622
Health Care Services - 3.0%
CardioNet, Inc. (a)	5,000	88,550
Express Scripts, Inc. (a)	24,700	1,582,035
IPC The Hospitalist Co., Inc. (a)	4,000	99,600
Medco Health Solutions, Inc. (a)	61,800	2,836,002
		4,606,187
Managed Health Care - 0.7%
CIGNA Corp.	15,000	332,550
Health Net, Inc. (a)	18,000	269,640
Humana, Inc. (a)	14,200	444,886
		1,047,076
TOTAL HEALTH CARE PROVIDERS & SERVICES		6,946,071
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	2,700	81,486
INSURANCE - 0.0%
Life & Health Insurance - 0.0%
China Life Insurance Co. Ltd. ADR	500	27,720
LIFE SCIENCES TOOLS & SERVICES - 2.3%
Life Sciences Tools & Services - 2.3%
AMAG Pharmaceuticals, Inc. (a)	4,000	210,400
Bruker BioSciences Corp. (a)	20,000	130,600
Illumina, Inc. (a)	24,700	906,737
Life Technologies Corp. (a)	16,400	635,992
QIAGEN NV (a)	55,477	976,395
Techne Corp.	766	46,167
Waters Corp. (a)	13,000	563,160
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	100	850
		3,470,301
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Danaher Corp.	6,800	410,380
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Chattem, Inc. (a)	9,700	579,381
Prestige Brands Holdings, Inc. (a)	2,500	15,575
		594,956
PHARMACEUTICALS - 78.2%
Pharmaceuticals - 78.2%
Abbott Laboratories	297,200	13,391,832
Akorn, Inc. (a)	16,100	17,388

	Shares	Value
Allergan, Inc.	144,300	$ 6,367,959
Aspen Pharmacare Holdings Ltd.	1,000	6,033
AstraZeneca PLC sponsored ADR (d)	70,600	2,945,432
Auxilium Pharmaceuticals, Inc. (a)	21,700	508,431
Bayer AG (d)	8,300	475,586
Biodel, Inc. (a)	5,000	21,950
BioForm Medical, Inc. (a)	40,000	54,000
BioMimetic Therapeutics, Inc. (a)	4,000	33,080
Bristol-Myers Squibb Co.	197,300	3,930,216
Cadence Pharmaceuticals, Inc. (a)	10,600	112,360
Dr. Reddy's Laboratories Ltd. sponsored ADR	1,000	13,440
Eisai Co. Ltd.	500	17,192
Elan Corp. PLC sponsored ADR (a)	27,800	194,044
Eli Lilly & Co.	109,600	3,788,872
Endo Pharmaceuticals Holdings, Inc. (a)	100	1,593
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	9,000	0
Eurand NV (a)	5,400	69,660
Forest Laboratories, Inc. (a)	120	2,843
H. Lundbeck AS	100	2,238
Hikma Pharmaceuticals PLC	10,000	69,718
Impax Laboratories, Inc. (a)	22,000	138,820
Inspire Pharmaceuticals, Inc. (a)	3,000	12,300
Ipsen SA	100	4,677
Javelin Pharmaceuticals, Inc. (a)	5,000	6,900
Johnson & Johnson	443,800	24,480,006
King Pharmaceuticals, Inc. (a)	107,600	1,017,896
MAP Pharmaceuticals, Inc. (a)	2,400	29,016
Medicines Co. (a)	31,600	242,056
Medicis Pharmaceutical Corp. Class A	700	11,004
Merck & Co., Inc.	483,800	13,343,204
Merck KGaA	12,000	1,159,504
Mylan, Inc. (a)	100	1,321
Novartis AG sponsored ADR	26,000	1,040,520
Noven Pharmaceuticals, Inc. (a)	6,000	66,600
Novo Nordisk AS Series B sponsored ADR	35,300	1,838,424
Par Pharmaceutical Companies, Inc. (a)	13,600	181,560
Perrigo Co.	35,900	964,274
Pfizer, Inc.	1,502,000	22,815,380
Questcor Pharmaceuticals, Inc. (a)	8,400	35,784
Roche Holding AG (participation certificate)	17,307	2,369,974
Sanofi-Aventis sponsored ADR	62,400	1,977,456
Schering-Plough Corp.	220,190	5,372,636
Sepracor, Inc. (a)	100	1,565
Shire PLC	1,500	20,826
Sucampo Pharmaceuticals, Inc. Class A (a)	3,000	16,830
Teva Pharmaceutical Industries Ltd. sponsored ADR	34,789	1,612,818
UCB SA	500	16,711
Valeant Pharmaceuticals International (a)(d)	46,900	1,078,231
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
ViroPharma, Inc. (a)	47,700	$ 331,515
Vivus, Inc. (a)	20,000	103,400
Warner Chilcott Ltd. (a)	25,100	330,316
Watson Pharmaceuticals, Inc. (a)	100	3,025
Wyeth	122,570	5,498,490
XenoPort, Inc. (a)	22,300	386,013
		118,532,919
TOTAL COMMON STOCKS (Cost $151,949,436)		150,991,279
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.53% (b)	260,487	260,487
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	6,930,535	6,930,535
TOTAL MONEY MARKET FUNDS (Cost $7,191,022)		7,191,022
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $159,140,458)	158,182,301
NET OTHER ASSETS - (4.4)%	(6,645,070)
NET ASSETS - 100%	$ 151,537,231
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $551 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,245
Fidelity Securities Lending Cash Central Fund	25,220
Total	$ 26,465
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 158,182,301	$ 152,499,866	$ 5,682,435	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $167,509,507. Net unrealized depreciation aggregated $9,327,206, of which $6,086,517 related to appreciated investment securities and $15,413,723 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Retailing Portfolio

May 31, 2009

1.802188.105

RET-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
DISTRIBUTORS - 1.0%
Distributors - 1.0%
Genuine Parts Co.	48,300	$ 1,617,084
DIVERSIFIED CONSUMER SERVICES - 1.5%
Specialized Consumer Services - 1.5%
Regis Corp.	132,900	2,329,737
FOOD & STAPLES RETAILING - 0.5%
Hypermarkets & Super Centers - 0.5%
Wal-Mart Stores, Inc.	15,500	770,970
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)(d)	26,200	484,176
INTERNET & CATALOG RETAIL - 7.5%
Internet Retail - 7.5%
Amazon.com, Inc.	100,700	7,853,593
Blue Nile, Inc. (a)	6,700	307,530
Expedia, Inc. (a)	127,700	2,210,487
Priceline.com, Inc. (a)(d)	12,900	1,420,419
		11,792,029
MULTILINE RETAIL - 13.1%
Department Stores - 4.0%
JCPenney Co., Inc.	11,300	294,817
Kohl's Corp. (a)	48,200	2,047,054
Macy's, Inc.	243,700	2,846,416
Nordstrom, Inc. (d)	57,700	1,136,113
		6,324,400
General Merchandise Stores - 9.1%
Big Lots, Inc. (a)	51,000	1,173,510
Dollar Tree, Inc. (a)	35,600	1,593,812
Family Dollar Stores, Inc.	43,300	1,310,691
Target Corp.	263,100	10,339,830
		14,417,843
TOTAL MULTILINE RETAIL		20,742,243
SPECIALTY RETAIL - 75.9%
Apparel Retail - 18.1%
Abercrombie & Fitch Co. Class A	13,800	415,518
Aeropostale, Inc. (a)	32,100	1,111,302
American Eagle Outfitters, Inc.	90,400	1,338,824
AnnTaylor Stores Corp. (a)	13,600	99,552
Cache, Inc. (a)	432,100	1,754,326
Charlotte Russe Holding, Inc. (a)	10,700	108,605
Charming Shoppes, Inc. (a)	323,600	1,216,736
Christopher & Banks Corp.	27,200	140,896
Citi Trends, Inc. (a)	111,300	2,869,314
DSW, Inc. Class A (a)	13,100	148,947
Finish Line, Inc. Class A	96,800	668,888

	Shares	Value
Guess?, Inc.	30,000	$ 774,600
Gymboree Corp. (a)	83,400	3,073,290
J. Crew Group, Inc. (a)	12,400	320,664
Limited Brands, Inc.	44,500	556,695
Pacific Sunwear of California, Inc. (a)	609,600	2,615,184
Ross Stores, Inc.	66,400	2,600,224
TJX Companies, Inc.	288,100	8,501,831
Urban Outfitters, Inc. (a)	13,500	275,670
		28,591,066
Automotive Retail - 6.7%
Advance Auto Parts, Inc.	104,900	4,467,691
AutoZone, Inc. (a)	33,000	5,020,950
O'Reilly Automotive, Inc. (a)	29,500	1,063,475
		10,552,116
Computer & Electronics Retail - 9.7%
Best Buy Co., Inc.	343,500	12,056,850
Conn's, Inc. (a)(d)	19,000	189,430
Gamestop Corp. Class A (a)	74,900	1,868,755
RadioShack Corp.	92,500	1,243,200
		15,358,235
Home Improvement Retail - 21.4%
Home Depot, Inc.	608,200	14,085,912
Lowe's Companies, Inc.	741,000	14,086,410
Lumber Liquidators, Inc. (a)(d)	266,133	4,031,915
Sherwin-Williams Co.	32,800	1,731,840
		33,936,077
Homefurnishing Retail - 0.7%
Bed Bath & Beyond, Inc. (a)	26,100	733,671
Select Comfort Corp. (a)	372,400	357,504
		1,091,175
Specialty Stores - 19.3%
Big 5 Sporting Goods Corp.	18,800	203,980
Dick's Sporting Goods, Inc. (a)	17,500	311,500
Jo-Ann Stores, Inc. (a)	50,800	1,097,788
Office Depot, Inc. (a)	559,200	2,605,872
OfficeMax, Inc.	272,400	2,247,300
PetSmart, Inc.	169,600	3,453,056
Sally Beauty Holdings, Inc. (a)	46,300	329,193
Staples, Inc.	837,694	17,130,842
Tiffany & Co., Inc.	76,600	2,173,142
Tractor Supply Co. (a)	24,200	928,796
		30,481,469
TOTAL SPECIALTY RETAIL		120,010,138
TOTAL COMMON STOCKS (Cost $156,311,969)		157,746,377
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	839,748	$ 839,748
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	3,981,500	3,981,500
TOTAL MONEY MARKET FUNDS (Cost $4,821,248)		4,821,248
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $30,000)	$ 30,000	30,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $161,163,217)	162,597,625
NET OTHER ASSETS - (2.8)%	(4,472,754)
NET ASSETS - 100%	$ 158,124,871
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,323
Bank of America, NA	2,547
Barclays Capital, Inc.	4,246
Credit Suisse Securities (USA) LLC	210
Deutsche Bank Securities, Inc.	4,692
HSBC Securities (USA), Inc.	4,246
ING Financial Markets LLC	1,415
J.P. Morgan Securities, Inc.	9,905
Mizuho Securities USA, Inc.	708
Societe Generale, New York Branch	708
$ 30,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,881
Fidelity Securities Lending Cash Central Fund	13,447
Total	$ 21,328
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 162,597,625	$ 162,567,625	$ 30,000	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $164,941,936. Net unrealized depreciation aggregated $2,344,311, of which $7,742,818 related to appreciated investment securities and $10,087,129 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Software and
Computer Services Portfolio

May 31, 2009

1.802189.105

SOF-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
HLTH Corp. (a)	135,800	$ 1,601,082
INTERNET SOFTWARE & SERVICES - 20.3%
Internet Software & Services - 20.3%
eBay, Inc. (a)	1,303,500	22,967,670
Google, Inc. Class A (sub. vtg.) (a)	204,100	85,156,643
Omniture, Inc. (a)	215,100	2,542,482
Open Text Corp. (a)(d)	119,000	4,207,181
Yahoo!, Inc. (a)	997,600	15,801,984
		130,675,960
IT SERVICES - 22.2%
Data Processing & Outsourced Services - 15.9%
Affiliated Computer Services, Inc. Class A (a)	223,700	10,053,078
Alliance Data Systems Corp. (a)	54,600	2,211,300
Automatic Data Processing, Inc.	244,700	9,301,047
Fidelity National Information Services, Inc.	604,200	11,636,892
Genpact Ltd. (a)	381,100	3,986,306
Lender Processing Services, Inc.	349,248	10,145,654
MasterCard, Inc. Class A	69,400	12,237,302
The Western Union Co.	385,900	6,803,417
Visa, Inc.	404,100	27,361,611
WNS Holdings Ltd. sponsored ADR (a)(d)	948,150	8,220,461
		101,957,068
IT Consulting & Other Services - 6.3%
Accenture Ltd. Class A	550,100	16,464,493
Cognizant Technology Solutions Corp. Class A (a)	796,900	20,073,911
Infosys Technologies Ltd. sponsored ADR	1,400	48,412
Patni Computer Systems Ltd. sponsored ADR	406,700	4,140,206
		40,727,022
TOTAL IT SERVICES		142,684,090
SOFTWARE - 55.8%
Application Software - 10.3%
Adobe Systems, Inc. (a)	353,100	9,950,358
ANSYS, Inc. (a)	218,700	6,530,382
Autonomy Corp. PLC (a)	168,900	4,231,964
Citrix Systems, Inc. (a)	400,100	12,567,141
EPIQ Systems, Inc. (a)	1,900	28,937
Informatica Corp. (a)	366,700	5,988,211
Intuit, Inc. (a)	372,400	10,136,728
Nuance Communications, Inc. (a)	583,500	7,235,400

	Shares	Value
Quest Software, Inc. (a)	459,514	$ 5,936,921
TIBCO Software, Inc. (a)	602,600	3,995,238
		66,601,280
Home Entertainment Software - 1.4%
Electronic Arts, Inc. (a)	212,000	4,873,880
Nintendo Co. Ltd.	14,800	3,987,712
		8,861,592
Systems Software - 44.1%
BMC Software, Inc. (a)	773,300	26,369,530
Check Point Software Technologies Ltd. (a)	174,900	4,083,915
McAfee, Inc. (a)	259,100	10,164,493
Microsoft Corp.	7,529,000	157,280,810
Novell, Inc. (a)	304,600	1,267,136
Oracle Corp.	3,367,800	65,975,202
Phoenix Technologies Ltd. (a)	328,847	917,483
Red Hat, Inc. (a)	287,000	5,725,650
Sybase, Inc. (a)	163,400	5,315,402
Symantec Corp. (a)	429,200	6,691,228
		283,790,849
TOTAL SOFTWARE		359,253,721
TOTAL COMMON STOCKS (Cost $616,016,787)		634,214,853
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.53% (b)	11,893,810	11,893,810
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,977,850	1,977,850
TOTAL MONEY MARKET FUNDS (Cost $13,871,660)		13,871,660
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $629,888,447)	648,086,513
NET OTHER ASSETS - (0.7)%	(4,361,297)
NET ASSETS - 100%	$ 643,725,216
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,425
Fidelity Securities Lending Cash Central Fund	9,131
Total	$ 45,556
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 648,086,513	$ 639,866,837	$ 8,219,676	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $630,461,481. Net unrealized appreciation aggregated $17,625,032, of which $75,669,622 related to appreciated investment securities and $58,044,590 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Technology Portfolio

May 31, 2009

1.802190.105

TEC-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 12.8%
Communications Equipment - 12.8%
ADC Telecommunications, Inc. (a)	520,900	$ 3,667,136
Adtran, Inc.	27,600	573,528
ADVA AG Optical Networking (a)	703,356	1,343,400
Alcatel-Lucent SA sponsored ADR (a)	749,100	1,902,714
Aruba Networks, Inc. (a)	27,600	179,676
AudioCodes Ltd. (a)	400,600	568,852
Brocade Communications Systems, Inc. (a)	989,600	7,263,664
China GrenTech Corp. Ltd. ADR (a)	30,000	105,900
Ciena Corp. (a)	246,200	2,708,200
Cisco Systems, Inc. (a)	159,900	2,958,150
Cogo Group, Inc. (a)	57,234	372,593
CommScope, Inc. (a)	213,742	5,608,590
Comverse Technology, Inc. (a)	543,653	3,859,936
Delta Networks, Inc.	1,491,000	325,044
Emulex Corp. (a)	21,566	237,010
F5 Networks, Inc. (a)	314,400	9,985,344
Harris Stratex Networks, Inc. Class A (a)	243,940	1,163,594
Infinera Corp. (a)	276,900	2,370,264
JDS Uniphase Corp. (a)	597,700	3,221,603
Juniper Networks, Inc. (a)	195,300	4,829,769
Motorola, Inc.	837,800	5,077,068
NETGEAR, Inc. (a)	30,902	433,555
Nice Systems Ltd. sponsored ADR (a)	20,900	479,864
Palm, Inc. (a)	301,900	3,683,180
Polycom, Inc. (a)	104,900	1,815,819
Powerwave Technologies, Inc. (a)	463,200	625,320
QUALCOMM, Inc.	1,211,275	52,799,477
Research In Motion Ltd. (a)	32,200	2,532,208
Riverbed Technology, Inc. (a)	219,500	4,409,755
Sandvine Corp. (a)	3,502,400	5,228,899
Sandvine Corp. (U.K.) (a)	1,941,200	2,737,565
Sonus Networks, Inc. (a)	417,791	940,030
Starent Networks Corp. (a)	1,242,782	26,259,984
		160,267,691
COMPUTERS & PERIPHERALS - 12.7%
Computer Hardware - 9.8%
Apple, Inc. (a)	536,200	72,821,322
Dell, Inc. (a)	208,200	2,410,956
Hewlett-Packard Co.	1,063,200	36,520,920
NCR Corp. (a)	163,100	1,751,694
Stratasys, Inc. (a)(e)	308,100	3,222,726
Teradata Corp. (a)	115,000	2,484,000
Toshiba Corp. (e)	960,000	3,604,982
Wistron Corp.	430,000	681,540
		123,498,140
Computer Storage & Peripherals - 2.9%
EMC Corp. (a)	734,600	8,631,550
NetApp, Inc. (a)	196,000	3,822,000

	Shares	Value
Netezza Corp. (a)	47,200	$ 329,456
SanDisk Corp. (a)	779,400	12,205,404
Seagate Technology	848,100	7,386,951
SIMPLO Technology Co. Ltd.	200,000	869,035
Synaptics, Inc. (a)	73,795	2,591,680
		35,836,076
TOTAL COMPUTERS & PERIPHERALS		159,334,216
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	102,400	1,197,056
MasTec, Inc. (a)	36,300	470,085
		1,667,141
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,491	81,945
ELECTRIC UTILITIES - 0.0%
Electric Utilities - 0.0%
Enernoc, Inc. (a)	8,500	202,470
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 0.8%
centrotherm photovoltaics AG (a)	5,038	228,786
Energy Conversion Devices, Inc. (a)	50,749	873,390
First Solar, Inc. (a)	10,700	2,033,000
General Cable Corp. (a)	117,600	4,497,024
JA Solar Holdings Co. Ltd. ADR (a)	196,200	829,926
Q-Cells SE (a)	3,250	82,226
Roth & Rau AG	6,877	191,241
Sunpower Corp. Class B (a)	47,247	1,215,193
Yingli Green Energy Holding Co. Ltd. ADR (a)(e)	46,200	591,360
		10,542,146
Heavy Electrical Equipment - 0.2%
China High Speed Transmission Equipment Group Co. Ltd.	832,000	1,773,710
TOTAL ELECTRICAL EQUIPMENT		12,315,856
ELECTRONIC EQUIPMENT & COMPONENTS - 6.0%
Electronic Components - 1.1%
Amphenol Corp. Class A	139,500	4,657,905
DTS, Inc. (a)	42,600	1,127,622
Everlight Electronics Co. Ltd.	1,345,492	3,605,938
Tripod Technology Corp.	739,000	1,539,558
Unimicron Technology Corp.	1,575,000	1,425,506
Vishay Intertechnology, Inc. (a)	297,900	1,647,387
		14,003,916
Electronic Equipment & Instruments - 1.0%
China Security & Surveillance Technology, Inc. (a)(e)	655,219	4,593,085
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Chroma ATE, Inc.	3,691,000	$ 4,148,764
FLIR Systems, Inc. (a)	54,400	1,221,824
Itron, Inc. (a)	42,300	2,467,782
National Instruments Corp.	5,400	114,534
		12,545,989
Electronic Manufacturing Services - 1.4%
Flextronics International Ltd. (a)	1,831,800	7,253,928
Jabil Circuit, Inc.	269,100	2,107,053
Molex, Inc.	74,500	1,138,360
Trimble Navigation Ltd. (a)	207,367	3,977,299
TTM Technologies, Inc. (a)	78,100	695,090
Tyco Electronics Ltd.	151,500	2,631,555
		17,803,285
Technology Distributors - 2.5%
Arrow Electronics, Inc. (a)	128,500	3,108,415
Avnet, Inc. (a)	240,700	5,538,507
Brightpoint, Inc. (a)	103,500	612,720
Digital China Holdings Ltd. (H Shares)	5,771,000	3,990,645
Ingram Micro, Inc. Class A (a)	492,900	8,142,708
Inspur International Ltd.	8,592,000	1,661,664
Synnex Technology International Corp.	768,000	1,269,006
Tech Data Corp. (a)	41,100	1,316,022
WPG Holding Co. Ltd.	4,875,000	5,229,089
		30,868,776
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		75,221,966
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
Health Care Equipment - 0.9%
China Medical Technologies, Inc. sponsored ADR (e)	193,106	3,943,225
Golden Meditech Co. Ltd. (a)	4,532,000	655,753
I-Flow Corp. (a)	96,200	529,100
Mingyuan Medicare Development Co. Ltd.	68,490,000	6,428,206
		11,556,284
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	1,500	45,270
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR	14,600	597,870
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)	100	737

	Shares	Value
INTERNET & CATALOG RETAIL - 1.6%
Internet Retail - 1.6%
Amazon.com, Inc.	106,200	$ 8,282,538
Expedia, Inc. (a)	203,300	3,519,123
Priceline.com, Inc. (a)(e)	69,500	7,652,645
		19,454,306
INTERNET SOFTWARE & SERVICES - 10.2%
Internet Software & Services - 10.2%
Akamai Technologies, Inc. (a)	50,500	1,124,130
Baidu.com, Inc. sponsored ADR (a)	42,900	11,323,455
Blinkx PLC (a)	500,000	137,761
comScore, Inc. (a)	62,500	696,875
DealerTrack Holdings, Inc. (a)	7,000	100,450
eBay, Inc. (a)	815,600	14,370,872
Equinix, Inc. (a)	76,500	5,691,600
Google, Inc. Class A (sub. vtg.) (a)	149,200	62,250,716
LoopNet, Inc. (a)	150,000	1,219,500
NetEase.com, Inc. sponsored ADR (a)	54,700	1,891,526
Omniture, Inc. (a)	7,600	89,832
OpenTable, Inc.	1,100	31,328
Rackspace Hosting, Inc.	62,453	728,827
SAVVIS, Inc.	22,100	260,117
Sina Corp. (a)	118,900	3,342,279
Sohu.com, Inc. (a)	96,100	6,067,754
Switch & Data Facilities Co., Inc. (a)	31,400	412,910
Tencent Holdings Ltd.	1,188,600	13,349,441
VeriSign, Inc. (a)	11,100	259,851
Vocus, Inc. (a)	30,000	573,300
Websense, Inc. (a)	66,640	1,209,516
Yahoo!, Inc. (a)	180,200	2,854,368
		127,986,408
IT SERVICES - 1.5%
Data Processing & Outsourced Services - 1.1%
CyberSource Corp. (a)	39,700	516,100
Lender Processing Services, Inc.	4,000	116,200
Visa, Inc.	179,600	12,160,716
WNS Holdings Ltd. sponsored ADR (a)	41,900	363,273
		13,156,289
IT Consulting & Other Services - 0.4%
CACI International, Inc. Class A (a)	9,200	353,004
China Information Security Technology, Inc. (a)	67,000	185,590
SAIC, Inc. (a)	63,900	1,116,333
Satyam Computer Services Ltd. sponsored ADR	64,005	135,691
Yucheng Technologies Ltd. (a)	369,800	3,309,710
		5,100,328
TOTAL IT SERVICES		18,256,617
Common Stocks - continued
	Shares	Value
MACHINERY - 0.3%
Industrial Machinery - 0.3%
China Fire & Security Group, Inc. (a)(e)	54,500	$ 664,900
Shin Zu Shing Co. Ltd.	592,000	2,855,679
		3,520,579
MEDIA - 1.0%
Advertising - 0.8%
AirMedia Group, Inc. ADR (a)	286,500	1,915,252
Focus Media Holding Ltd. ADR (a)(e)	172,800	1,486,080
SinoMedia Holding Ltd.	1,000,000	233,267
VisionChina Media, Inc. ADR (a)(e)	1,053,336	6,351,616
		9,986,215
Cable & Satellite - 0.2%
Virgin Media, Inc.	251,800	2,190,660
TOTAL MEDIA		12,176,875
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	13,700	18,822
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
IHS, Inc. Class A (a)	2,400	115,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.9%
Semiconductor Equipment - 7.9%
Advantest Corp. ADR	59,500	1,062,075
Aixtron AG (e)	276,100	3,290,016
Amkor Technology, Inc. (a)	2,253,000	10,228,620
Applied Materials, Inc.	10,300	115,978
ASM International NV (NASDAQ) (a)(e)	54,800	774,872
ASM Pacific Technology Ltd.	175,000	1,033,666
ASML Holding NV (NY Shares)	971,905	20,118,434
ATMI, Inc. (a)	11,200	181,776
Cymer, Inc. (a)	265,522	7,370,891
FormFactor, Inc. (a)	186,600	3,386,790
Global Unichip Corp.	214,000	1,317,621
Inotera Memories, Inc. (a)	3,281,000	1,740,391
Lam Research Corp. (a)	293,875	7,696,586
LTX-Credence Corp. (a)	1,191,690	667,346
MEMC Electronic Materials, Inc. (a)	204,300	3,940,947
MEMSIC, Inc. (a)	206,800	707,256
Photronics, Inc. (a)	206,900	653,804
Tessera Technologies, Inc. (a)	914,250	21,512,303
Varian Semiconductor Equipment Associates, Inc. (a)	362,000	8,514,240
Verigy Ltd. (a)	402,100	4,825,200
		99,138,812
Semiconductors - 17.0%
Advanced Micro Devices, Inc. (a)	313,500	1,423,290

	Shares	Value
Advanced Semiconductor Engineering, Inc. sponsored ADR (e)	780,268	$ 2,489,055
ANADIGICS, Inc. (a)	77,200	302,624
Analog Devices, Inc.	4,600	112,286
Applied Micro Circuits Corp. (a)	19,125	149,558
ARM Holdings PLC sponsored ADR	909,500	4,783,970
Atheros Communications, Inc. (a)	63,700	1,067,612
Atmel Corp. (a)	1,579,400	6,080,690
Cavium Networks, Inc. (a)	1,031,593	14,896,203
Chartered Semiconductor Manufacturing Ltd. ADR (a)	68,110	1,031,867
Cree, Inc. (a)(e)	171,500	5,218,745
CSR PLC (a)(e)	581,000	3,300,852
Cypress Semiconductor Corp. (a)	685,800	5,897,880
Diodes, Inc. (a)	53,000	814,610
Elpida Memory, Inc. (a)	79,600	816,175
Epistar Corp.	1,964,000	5,902,260
Fairchild Semiconductor International, Inc. (a)	679,800	4,799,388
Himax Technologies, Inc. sponsored ADR	44,944	163,147
Hynix Semiconductor, Inc. (a)	56,810	588,936
Infineon Technologies AG (a)(e)	9,899,000	31,180,506
Integrated Device Technology, Inc. (a)	205,700	1,158,091
Intel Corp.	2,268,706	35,664,058
International Rectifier Corp. (a)	484,945	7,017,154
Intersil Corp. Class A	39,800	487,550
Kinsus Interconnect Technology Corp.	600,000	1,092,735
Marvell Technology Group Ltd. (a)	1,058,600	12,099,798
MediaTek, Inc.	94,000	1,169,391
Micrel, Inc.	109,500	804,825
Micron Technology, Inc. (a)	3,381,600	17,110,896
Microsemi Corp. (a)	41,200	554,552
Monolithic Power Systems, Inc. (a)	169,700	3,514,487
National Semiconductor Corp.	174,200	2,417,896
Netlogic Microsystems, Inc. (a)	51,700	1,691,624
NVIDIA Corp. (a)	634,400	6,616,792
O2Micro International Ltd. sponsored ADR (a)	20,000	78,000
Omnivision Technologies, Inc. (a)	406,800	4,633,452
PMC-Sierra, Inc. (a)	293,300	2,226,147
Power Integrations, Inc.	11,300	249,278
Powertech Technology, Inc.	595,000	1,292,516
Radiant Opto-Electronics Corp.	872,000	999,752
RF Micro Devices, Inc. (a)	1,113,900	3,174,615
Semtech Corp. (a)	20,000	321,800
Silicon Image, Inc. (a)	100,000	237,000
Silicon Laboratories, Inc. (a)	35,400	1,190,148
SiRF Technology Holdings, Inc. (a)	1,825,900	7,267,082
Skyworks Solutions, Inc. (a)	399,700	3,809,141
Standard Microsystems Corp. (a)	184,300	3,398,492
Supertex, Inc. (a)	19,700	482,453
Texas Instruments, Inc.	100	1,940
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
TriQuint Semiconductor, Inc. (a)	302,600	$ 1,346,570
Volterra Semiconductor Corp. (a)	39,400	538,204
		213,666,093
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		312,804,905
SOFTWARE - 23.9%
Application Software - 9.2%
Adobe Systems, Inc. (a)	156,300	4,404,534
Amdocs Ltd. (a)	55,800	1,207,512
ANSYS, Inc. (a)	2,700	80,622
Autodesk, Inc. (a)	4,400	94,424
Autonomy Corp. PLC (a)	221,500	5,549,912
Blackboard, Inc. (a)(e)	50,500	1,455,410
Cadence Design Systems, Inc. (a)	2,053,000	11,599,450
Callidus Software, Inc. (a)	744,532	2,107,026
Citrix Systems, Inc. (a)	708,600	22,257,126
Concur Technologies, Inc. (a)(e)	144,200	4,253,900
Epicor Software Corp. (a)	68,400	351,576
Informatica Corp. (a)	391,900	6,399,727
Intuit, Inc. (a)	236,200	6,429,364
JDA Software Group, Inc. (a)	170,600	2,541,940
Kingdee International Software Group Co. Ltd.	16,558,000	3,252,960
Longtop Financial Technologies Ltd. ADR (a)	106,900	2,946,164
MSC.Software Corp. (a)	105,400	762,042
Nuance Communications, Inc. (a)	38,745	480,438
Parametric Technology Corp. (a)	48,900	566,262
Quest Software, Inc. (a)	21,011	271,462
Salesforce.com, Inc. (a)	383,458	14,552,231
SAP AG sponsored ADR	57,900	2,509,965
Smith Micro Software, Inc. (a)	508,782	4,965,712
SolarWinds, Inc.	7,600	114,000
SuccessFactors, Inc. (a)(e)	565,000	4,429,600
Synchronoss Technologies, Inc. (a)	356,506	4,327,983
Synopsys, Inc. (a)	4,300	83,764
Taleo Corp. Class A (a)	313,736	4,862,908
TIBCO Software, Inc. (a)	334,200	2,215,746
Ulticom, Inc.	149,822	307,135
		115,380,895

	Shares	Value
Home Entertainment Software - 2.8%
Activision Blizzard, Inc. (a)	249,500	$ 3,013,960
Changyou.com Ltd. (A Shares) ADR	2,000	65,800
Electronic Arts, Inc. (a)	881,600	20,267,984
Kingsoft Corp. Ltd.	2,000,000	1,330,566
Nintendo Co. Ltd.	11,000	2,963,840
Perfect World Co. Ltd. sponsored ADR Class B (a)	217,203	4,602,532
Rosetta Stone, Inc.	51,600	1,244,076
Take-Two Interactive Software, Inc.	59,000	510,940
Ubisoft Entertainment SA (a)	57,600	1,178,931
		35,178,629
Systems Software - 11.9%
Ariba, Inc. (a)	49,313	466,994
BMC Software, Inc. (a)	904,400	30,840,040
CA, Inc.	6,200	108,190
Check Point Software Technologies Ltd. (a)	3,900	91,065
CommVault Systems, Inc. (a)	81,600	1,007,760
Insyde Software Corp.	543,667	3,200,505
McAfee, Inc. (a)	26,700	1,047,441
Microsoft Corp.	4,227,880	88,320,413
Oracle Corp.	123,800	2,425,242
Phoenix Technologies Ltd. (a)	79,800	222,642
Red Hat, Inc. (a)	892,500	17,805,375
Symantec Corp. (a)	110,500	1,722,695
VMware, Inc. Class A (a)	62,000	1,924,480
		149,182,842
TOTAL SOFTWARE		299,742,366
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	39,400	1,255,678
Crown Castle International Corp. (a)	5,100	123,726
SBA Communications Corp. Class A (a)	200,300	5,121,671
Sprint Nextel Corp. (a)	437,700	2,254,155
Syniverse Holdings, Inc. (a)	126,200	1,886,690
		10,641,920
TOTAL COMMON STOCKS (Cost $1,213,333,522)		1,226,009,444
Convertible Bonds - 1.1%
		Principal Amount (d)	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
Semiconductors - 1.1%
Advanced Micro Devices, Inc. 5.75% 8/15/12		$ 17,200,000	$ 10,685,500
Infineon Technologies Holding BV 5% 6/5/10	EUR	2,750,000	3,369,703
TOTAL CONVERTIBLE BONDS (Cost $15,760,568)		14,055,203
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	11,455,881	11,455,881
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	28,331,746	28,331,746
TOTAL MONEY MARKET FUNDS (Cost $39,787,627)		39,787,627
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,268,881,717)	1,279,852,274
NET OTHER ASSETS - (2.0)%	(25,084,239)
NET ASSETS - 100%	$ 1,254,768,035
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,979
Fidelity Securities Lending Cash Central Fund	216,473
Total	$ 235,452
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,279,852,274	$ 1,137,043,172	$ 142,484,058	$ 325,044
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 698,400
Total Realized Gain (Loss)	(880,053)
Total Unrealized Gain (Loss)	950,415
Cost of Purchases	-
Proceeds of Sales	(443,718)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 325,044

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,285,875,770. Net unrealized depreciation aggregated $6,023,496, of which $177,603,989 related to appreciated investment securities and $183,627,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Telecommunications Portfolio

May 31, 2009

1.802191.105

TEL-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.2%
Communications Equipment - 4.2%
Aruba Networks, Inc. (a)	392	$ 2,552
F5 Networks, Inc. (a)	1,600	50,816
Infinera Corp. (a)(d)	75,300	644,568
Juniper Networks, Inc. (a)	2,100	51,933
Nortel Networks Corp. (a)	8,071	1,405
Polycom, Inc. (a)	1,700	29,427
Sandvine Corp. (a)	3,200	4,777
Sonus Networks, Inc. (a)	56,800	127,800
Starent Networks Corp. (a)	544,474	11,504,736
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,586
		12,423,600
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	244,458
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	1,370
NetApp, Inc. (a)	700	13,650
Synaptics, Inc. (a)	450	15,804
		30,824
TOTAL COMPUTERS & PERIPHERALS		275,282
DIVERSIFIED TELECOMMUNICATION SERVICES - 56.5%
Alternative Carriers - 8.2%
Cable & Wireless PLC	19,405	42,474
Cogent Communications Group, Inc. (a)	64,802	506,104
Global Crossing Ltd. (a)	1,764,886	14,789,745
Iliad Group SA	600	67,046
Level 3 Communications, Inc. (a)	1,228,676	1,314,683
PAETEC Holding Corp. (a)	73,600	225,216
tw telecom, inc. (a)	643,057	7,626,656
		24,571,924
Integrated Telecommunication Services - 48.3%
AT&T, Inc.	2,351,019	58,281,760
BT Group PLC	5,351	7,584
Cbeyond, Inc. (a)	511,998	8,801,246
China Telecom Corp. Ltd. sponsored ADR (d)	184,200	8,766,078
China Unicom (Hong Kong) Ltd. sponsored ADR	495,400	6,118,190
Cincinnati Bell, Inc. (a)	225,000	627,750
Deutsche Telekom AG (Reg.)	1,100	12,595
Embarq Corp.	17,000	714,340
FairPoint Communications, Inc.	34,149	34,490
Hellenic Telecommunication Organization SA (OTE)	163	2,659
NTELOS Holdings Corp.	632	11,294
PT Indosat Tbk	1,600	826
PT Telkomunikasi Indonesia Tbk Series B	355,900	260,608

	Shares	Value
Qwest Communications International, Inc. (d)	2,703,289	$ 11,786,340
Telecom Italia SpA	2,496,700	3,537,869
Telecom Italia SpA sponsored ADR	15,526	219,227
Telefonica SA	400	8,667
Telenor ASA	4,400	37,260
Telenor ASA sponsored ADR	4,100	103,402
Telkom SA Ltd.	4,400	19,909
Verizon Communications, Inc.	1,504,924	44,034,076
Vimpel Communications sponsored ADR	1,200	15,672
Windstream Corp.	73,415	617,420
		144,019,262
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		168,591,186
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	10,357
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	90	37,551
SAVVIS, Inc.	26,799	315,424
		352,975
MEDIA - 9.3%
Cable & Satellite - 9.3%
Cablevision Systems Corp. - NY Group Class A	226,400	4,308,392
Comcast Corp. Class A	405,100	5,578,227
Dish TV India Ltd. (a)	5,888	6,140
Liberty Global, Inc. Class A (a)	400	5,528
The DIRECTV Group, Inc. (a)(d)	204,809	4,608,203
Virgin Media, Inc.	1,528,800	13,300,560
		27,807,050
SOFTWARE - 4.3%
Application Software - 4.3%
Gameloft (a)(d)	2,751,486	11,412,691
Nuance Communications, Inc. (a)	800	9,920
OnMobile Global Ltd. (a)	132,183	1,260,732
Synchronoss Technologies, Inc. (a)	5,863	71,177
		12,754,520
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	113,614	86,347
TOTAL SOFTWARE		12,840,867
WIRELESS TELECOMMUNICATION SERVICES - 23.1%
Wireless Telecommunication Services - 23.1%
America Movil SAB de CV Series L sponsored ADR	400	15,332
American Tower Corp. Class A (a)	199,900	6,370,813
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Centennial Communications Corp. Class A (a)	89,400	$ 751,854
Clearwire Corp. Class A (a)(d)	649,250	2,889,163
Crown Castle International Corp. (a)	136,183	3,303,800
Idea Cellular Ltd. (a)	3,710	6,675
Leap Wireless International, Inc. (a)	31,758	1,190,607
MetroPCS Communications, Inc. (a)	31,800	544,734
MTN Group Ltd.	686,925	9,959,376
NII Holdings, Inc. (a)	78,600	1,608,156
Rogers Communications, Inc. Class B (non-vtg.)	2,200	65,327
SBA Communications Corp. Class A (a)	175,682	4,492,189
Sprint Nextel Corp. (a)	6,951,930	35,802,440
Syniverse Holdings, Inc. (a)	30,468	455,497
Telephone & Data Systems, Inc.	14,883	451,104
Virgin Mobile USA, Inc. Class A (a)	600	2,886
Vivo Participacoes SA sponsored ADR	1,125	22,691
Vodafone Group PLC sponsored ADR	45,200	850,664
		68,783,308
TOTAL COMMON STOCKS (Cost $354,537,904)		291,084,625
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	9,104,027	$ 9,104,027
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	10,111,875	10,111,875
TOTAL MONEY MARKET FUNDS (Cost $19,215,902)		19,215,902
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $373,753,806)	310,300,527
NET OTHER ASSETS - (4.0)%	(12,006,489)
NET ASSETS - 100%	$ 298,294,038
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,792
Fidelity Securities Lending Cash Central Fund	67,534
Total	$ 79,326
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 310,300,527	$ 293,616,792	$ 16,663,826	$ 19,909
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,438
Cost of Purchases	-
Proceeds of Sales	(27,667)
Amortization/Accretion	-
Transfer in/out of Level 3	43,138
Ending Balance	$ 19,909

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $380,362,764. Net unrealized depreciation aggregated $70,062,237, of which $27,427,291 related to appreciated investment securities and $97,489,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.851743.102

ATLC-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.2%
Communications Equipment - 4.2%
Aruba Networks, Inc. (a)	392	$ 2,552
F5 Networks, Inc. (a)	1,600	50,816
Infinera Corp. (a)(d)	75,300	644,568
Juniper Networks, Inc. (a)	2,100	51,933
Nortel Networks Corp. (a)	8,071	1,405
Polycom, Inc. (a)	1,700	29,427
Sandvine Corp. (a)	3,200	4,777
Sonus Networks, Inc. (a)	56,800	127,800
Starent Networks Corp. (a)	544,474	11,504,736
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	5,586
		12,423,600
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	244,458
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	1,370
NetApp, Inc. (a)	700	13,650
Synaptics, Inc. (a)	450	15,804
		30,824
TOTAL COMPUTERS & PERIPHERALS		275,282
DIVERSIFIED TELECOMMUNICATION SERVICES - 56.5%
Alternative Carriers - 8.2%
Cable & Wireless PLC	19,405	42,474
Cogent Communications Group, Inc. (a)	64,802	506,104
Global Crossing Ltd. (a)	1,764,886	14,789,745
Iliad Group SA	600	67,046
Level 3 Communications, Inc. (a)	1,228,676	1,314,683
PAETEC Holding Corp. (a)	73,600	225,216
tw telecom, inc. (a)	643,057	7,626,656
		24,571,924
Integrated Telecommunication Services - 48.3%
AT&T, Inc.	2,351,019	58,281,760
BT Group PLC	5,351	7,584
Cbeyond, Inc. (a)	511,998	8,801,246
China Telecom Corp. Ltd. sponsored ADR (d)	184,200	8,766,078
China Unicom (Hong Kong) Ltd. sponsored ADR	495,400	6,118,190
Cincinnati Bell, Inc. (a)	225,000	627,750
Deutsche Telekom AG (Reg.)	1,100	12,595
Embarq Corp.	17,000	714,340
FairPoint Communications, Inc.	34,149	34,490
Hellenic Telecommunication Organization SA (OTE)	163	2,659
NTELOS Holdings Corp.	632	11,294
PT Indosat Tbk	1,600	826
PT Telkomunikasi Indonesia Tbk Series B	355,900	260,608

	Shares	Value
Qwest Communications International, Inc. (d)	2,703,289	$ 11,786,340
Telecom Italia SpA	2,496,700	3,537,869
Telecom Italia SpA sponsored ADR	15,526	219,227
Telefonica SA	400	8,667
Telenor ASA	4,400	37,260
Telenor ASA sponsored ADR	4,100	103,402
Telkom SA Ltd.	4,400	19,909
Verizon Communications, Inc.	1,504,924	44,034,076
Vimpel Communications sponsored ADR	1,200	15,672
Windstream Corp.	73,415	617,420
		144,019,262
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		168,591,186
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	10,357
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	90	37,551
SAVVIS, Inc.	26,799	315,424
		352,975
MEDIA - 9.3%
Cable & Satellite - 9.3%
Cablevision Systems Corp. - NY Group Class A	226,400	4,308,392
Comcast Corp. Class A	405,100	5,578,227
Dish TV India Ltd. (a)	5,888	6,140
Liberty Global, Inc. Class A (a)	400	5,528
The DIRECTV Group, Inc. (a)(d)	204,809	4,608,203
Virgin Media, Inc.	1,528,800	13,300,560
		27,807,050
SOFTWARE - 4.3%
Application Software - 4.3%
Gameloft (a)(d)	2,751,486	11,412,691
Nuance Communications, Inc. (a)	800	9,920
OnMobile Global Ltd. (a)	132,183	1,260,732
Synchronoss Technologies, Inc. (a)	5,863	71,177
		12,754,520
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	113,614	86,347
TOTAL SOFTWARE		12,840,867
WIRELESS TELECOMMUNICATION SERVICES - 23.1%
Wireless Telecommunication Services - 23.1%
America Movil SAB de CV Series L sponsored ADR	400	15,332
American Tower Corp. Class A (a)	199,900	6,370,813
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Centennial Communications Corp. Class A (a)	89,400	$ 751,854
Clearwire Corp. Class A (a)(d)	649,250	2,889,163
Crown Castle International Corp. (a)	136,183	3,303,800
Idea Cellular Ltd. (a)	3,710	6,675
Leap Wireless International, Inc. (a)	31,758	1,190,607
MetroPCS Communications, Inc. (a)	31,800	544,734
MTN Group Ltd.	686,925	9,959,376
NII Holdings, Inc. (a)	78,600	1,608,156
Rogers Communications, Inc. Class B (non-vtg.)	2,200	65,327
SBA Communications Corp. Class A (a)	175,682	4,492,189
Sprint Nextel Corp. (a)	6,951,930	35,802,440
Syniverse Holdings, Inc. (a)	30,468	455,497
Telephone & Data Systems, Inc.	14,883	451,104
Virgin Mobile USA, Inc. Class A (a)	600	2,886
Vivo Participacoes SA sponsored ADR	1,125	22,691
Vodafone Group PLC sponsored ADR	45,200	850,664
		68,783,308
TOTAL COMMON STOCKS (Cost $354,537,904)		291,084,625
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	9,104,027	$ 9,104,027
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	10,111,875	10,111,875
TOTAL MONEY MARKET FUNDS (Cost $19,215,902)		19,215,902
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $373,753,806)	310,300,527
NET OTHER ASSETS - (4.0)%	(12,006,489)
NET ASSETS - 100%	$ 298,294,038
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,792
Fidelity Securities Lending Cash Central Fund	67,534
Total	$ 79,326
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 310,300,527	$ 293,616,792	$ 16,663,826	$ 19,909
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,438
Cost of Purchases	-
Proceeds of Sales	(27,667)
Amortization/Accretion	-
Transfer in/out of Level 3	43,138
Ending Balance	$ 19,909

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $380,362,764. Net unrealized depreciation aggregated $70,062,237, of which $27,427,291 related to appreciated investment securities and $97,489,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Transportation Portfolio

May 31, 2009

1.802192.105

TRN-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
AIR FREIGHT & LOGISTICS - 28.8%
Air Freight & Logistics - 28.8%
Air T, Inc.	14,000	$ 123,900
Atlas Air Worldwide Holdings, Inc. (a)	6,800	175,984
AutoInfo, Inc. (a)	652,625	247,998
C.H. Robinson Worldwide, Inc.	73,900	3,755,598
Deutsche Post AG	6,600	91,722
Dynamex, Inc. (a)	23,915	371,161
Expeditors International of Washington, Inc.	101,520	3,330,871
Express-1 Expedited Solutions, Inc. (a)	112,400	95,540
FedEx Corp.	31,000	1,718,330
Hub Group, Inc. Class A (a)	17,700	349,752
Pacer International, Inc.	139,700	363,220
Panalpina Welttransport Holding AG	2,780	192,823
TNT NV	4,900	96,795
United Parcel Service, Inc. Class B	273,600	13,991,904
UTI Worldwide, Inc.	43,000	563,730
		25,469,328
AIRLINES - 9.0%
Airlines - 9.0%
Allegiant Travel Co. (a)(d)	18,700	754,358
Delta Air Lines, Inc. (a)	343,402	1,995,166
Hawaiian Holdings, Inc. (a)	22,200	116,772
JetBlue Airways Corp. (a)	283,000	1,281,990
Pinnacle Airlines Corp. (a)	173,027	415,265
Republic Airways Holdings, Inc. (a)	57,300	335,778
SkyWest, Inc.	51,300	525,825
Southwest Airlines Co.	377,187	2,542,240
		7,967,394
MARINE - 2.3%
Marine - 2.3%
Alexander & Baldwin, Inc.	40,500	1,002,375
Horizon Lines, Inc. Class A	15,000	79,800
Kirby Corp. (a)	24,600	827,052
Kuehne & Nagel International AG	1,250	97,953
		2,007,180
ROAD & RAIL - 59.7%
Railroads - 49.6%
Burlington Northern Santa Fe Corp.	60,300	4,368,132
Canadian National Railway Co.	79,500	3,421,602
Canadian Pacific Railway Ltd.	2,600	105,734
CSX Corp.	352,200	11,185,872
Genesee & Wyoming, Inc. Class A (a)	17,900	517,668
Kansas City Southern (a)	47,700	786,573

	Shares	Value
Norfolk Southern Corp.	115,900	$ 4,311,480
Union Pacific Corp.	388,300	19,131,540
		43,828,601
Trucking - 10.1%
Con-way, Inc.	2,800	89,880
Contrans Income Fund	269,300	1,526,806
Frozen Food Express Industries, Inc.	196,739	786,956
Heartland Express, Inc.	25,700	403,490
Hertz Global Holdings, Inc. (a)(d)	69,200	474,020
J.B. Hunt Transport Services, Inc.	39,400	1,210,762
Knight Transportation, Inc.	28,300	502,042
Landstar System, Inc.	38,870	1,477,060
P.A.M. Transportation Services, Inc. (a)	57,062	289,875
Ryder System, Inc.	12,800	360,704
Saia, Inc. (a)	16,987	233,571
Universal Truckload Services, Inc.	112,882	1,534,066
US 1 Industries, Inc. (a)	800	608
YRC Worldwide, Inc. (a)	30,600	78,948
		8,968,788
TOTAL ROAD & RAIL		52,797,389
TOTAL COMMON STOCKS (Cost $91,051,834)		88,241,291
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.53% (b)	2,934,026	2,934,026
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	1,063,000	1,063,000
TOTAL MONEY MARKET FUNDS (Cost $3,997,026)		3,997,026
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $95,048,860)	92,238,317
NET OTHER ASSETS - (4.3)%	(3,817,859)
NET ASSETS - 100%	$ 88,420,458
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,896
Fidelity Securities Lending Cash Central Fund	2,209
Total	$ 9,105
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 92,238,317	$ 91,759,024	$ 479,293	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $108,436,333. Net unrealized depreciation aggregated $16,198,016, of which $3,977,069 related to appreciated investment securities and $20,175,085 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Utilities Portfolio

May 31, 2009

1.802193.105

UTI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
ELECTRIC UTILITIES - 47.6%
Electric Utilities - 47.6%
American Electric Power Co., Inc.	1,419,722	$ 37,395,478
Entergy Corp.	196,951	14,696,484
Exelon Corp.	282,000	13,538,820
FirstEnergy Corp.	740,544	27,985,158
FPL Group, Inc.	465,406	26,309,401
Northeast Utilities	169,500	3,523,905
NV Energy, Inc.	723,000	7,230,000
PPL Corp.	428,190	13,903,329
		144,582,575
GAS UTILITIES - 2.3%
Gas Utilities - 2.3%
EQT Corp.	187,200	6,973,200
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 18.8%
Independent Power Producers & Energy Traders - 18.8%
AES Corp. (a)	824,159	8,233,348
Black Hills Corp.	33,800	723,320
Constellation Energy Group, Inc.	803,800	21,927,664
Dynegy, Inc. Class A (a)	404,113	812,267
NRG Energy, Inc. (a)	581,317	13,079,633
RRI Energy, Inc. (a)	2,265,306	12,413,877
		57,190,109
MULTI-UTILITIES - 22.8%
Multi-Utilities - 22.8%
CenterPoint Energy, Inc.	1,400,400	14,172,048
CMS Energy Corp.	484,100	5,489,694
PG&E Corp.	400,151	14,689,543
Sempra Energy	437,300	19,975,864

	Shares	Value
TECO Energy, Inc.	787,420	$ 8,834,852
Wisconsin Energy Corp.	158,508	6,254,726
		69,416,727
OIL, GAS & CONSUMABLE FUELS - 2.6%
Coal & Consumable Fuels - 0.5%
Massey Energy Co.	70,300	1,609,167
Oil & Gas Storage & Transport - 2.1%
El Paso Corp.	300	2,925
Williams Companies, Inc.	370,900	6,223,702
		6,226,627
TOTAL OIL, GAS & CONSUMABLE FUELS		7,835,794
TOTAL COMMON STOCKS (Cost $293,420,043)		285,998,405
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.53% (b) (Cost $17,333,815)	17,333,815	17,333,815
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $310,753,858)	303,332,220
NET OTHER ASSETS - 0.2%	608,147
NET ASSETS - 100%	$ 303,940,367
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,057
Fidelity Securities Lending Cash Central Fund	1,459
Total	$ 7,516
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 303,332,220	$ 303,332,220	$ -	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $323,371,987. Net unrealized depreciation aggregated $20,039,767, of which $11,850,385 related to appreciated investment securities and $31,890,152 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Wireless Portfolio

May 31, 2009

1.802194.105

WIR-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 29.2%
Communications Equipment - 29.2%
Aruba Networks, Inc. (a)	78,884	$ 513,535
Harris Corp.	42,400	1,317,792
Harris Stratex Networks, Inc. Class A (a)	10,532	50,238
Juniper Networks, Inc. (a)	36,800	910,064
Motorola, Inc.	237,180	1,437,311
Nokia Corp. sponsored ADR	1,965,700	30,075,210
Palm, Inc. (a)	72,355	882,731
Powerwave Technologies, Inc. (a)	89,500	120,825
QUALCOMM, Inc.	531,950	23,187,701
Research In Motion Ltd. (a)	254,200	19,990,290
Starent Networks Corp. (a)(d)	918,512	19,408,159
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	906,900	8,443,239
ZTE Corp. (H Shares)	961,420	3,240,948
		109,578,043
COMPUTERS & PERIPHERALS - 1.7%
Computer Hardware - 1.6%
Apple, Inc. (a)	44,000	5,975,640
Computer Storage & Peripherals - 0.1%
Synaptics, Inc. (a)	15,900	558,408
TOTAL COMPUTERS & PERIPHERALS		6,534,048
DIVERSIFIED TELECOMMUNICATION SERVICES - 16.6%
Integrated Telecommunication Services - 16.6%
China Telecom Corp. Ltd. sponsored ADR (d)	228,200	10,860,038
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	1,275,400	15,751,190
Deutsche Telekom AG (Reg.)	100	1,145
France Telecom SA (d)	129,900	3,193,916
NTELOS Holdings Corp.	51,000	911,370
PT Indosat Tbk	2,700	1,394
PT Telkomunikasi Indonesia Tbk Series B	448,000	328,048
Telecom Italia SpA	5,701,400	8,078,988
Telefonica SA sponsored ADR	32,700	2,122,884
Telenor ASA	1,000	8,468
Telkom SA Ltd.	6,400	28,959
Verizon Communications, Inc.	638,600	18,685,436
Vimpel Communications sponsored ADR	179,000	2,337,740
		62,309,576
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Components - 0.4%
Wintek Corp.	1,708,000	1,315,821

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Openwave Systems, Inc. (a)	15,641	$ 27,528
SAVVIS, Inc.	6,200	72,974
		100,502
MEDIA - 1.3%
Cable & Satellite - 1.3%
The DIRECTV Group, Inc. (a)(d)	217,900	4,902,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Semiconductors - 1.8%
Atheros Communications, Inc. (a)	87,300	1,463,148
Cree, Inc. (a)	11,500	349,945
Marvell Technology Group Ltd. (a)	1,300	14,859
NVIDIA Corp. (a)	179,900	1,876,357
RF Micro Devices, Inc. (a)	409,400	1,166,790
Skyworks Solutions, Inc. (a)	218,300	2,080,399
		6,951,498
SOFTWARE - 9.5%
Application Software - 6.2%
Gameloft (a)(d)(e)	4,791,962	19,876,234
OnMobile Global Ltd. (a)	259,276	2,472,917
Synchronoss Technologies, Inc. (a)	73,500	892,290
		23,241,441
Home Entertainment Software - 3.3%
Glu Mobile, Inc. (a)	223,623	169,953
Nintendo Co. Ltd. ADR	362,500	12,209,000
		12,378,953
TOTAL SOFTWARE		35,620,394
WIRELESS TELECOMMUNICATION SERVICES - 33.8%
Wireless Telecommunication Services - 33.8%
America Movil SAB de CV Series L sponsored ADR	400	15,332
American Tower Corp. Class A (a)	231,492	7,377,650
Clearwire Corp. Class A (a)(d)	1,208,400	5,377,380
Crown Castle International Corp. (a)	232,400	5,638,024
Idea Cellular Ltd. (a)	81,905	147,365
KDDI Corp.	625	3,279,287
Leap Wireless International, Inc. (a)	43,950	1,647,686
MetroPCS Communications, Inc. (a)	194,450	3,330,929
Millicom International Cellular SA	83,700	5,080,590
MTN Group Ltd.	1,106,500	16,042,581
NII Holdings, Inc. (a)	243,300	4,977,918
NTT DoCoMo, Inc.	3,023	4,527,914
Orascom Telecom Holding SAE unit	400	11,800
SBA Communications Corp. Class A (a)	378,000	9,665,460
Sprint Nextel Corp. (a)	7,475,031	38,496,410
Syniverse Holdings, Inc. (a)	84,700	1,266,265
Telephone & Data Systems, Inc.	80,945	2,453,443
U.S. Cellular Corp. (a)	41,600	1,727,648
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Vivo Participacoes SA sponsored ADR	550	$ 11,094
Vodafone Group PLC sponsored ADR	856,400	16,117,448
		127,192,224
TOTAL COMMON STOCKS (Cost $349,596,020)		354,504,856
Money Market Funds - 16.3%

Fidelity Cash Central Fund, 0.53% (b)	24,934,110	24,934,110
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	36,341,250	36,341,250
TOTAL MONEY MARKET FUNDS (Cost $61,275,360)		61,275,360
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $410,871,380)	415,780,216
NET OTHER ASSETS - (10.6)%	(39,912,331)
NET ASSETS - 100%	$ 375,867,885
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,221
Fidelity Securities Lending Cash Central Fund	211,247
Total	$ 229,468
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gameloft	$ 7,556,319	$ -	$ -	$ -	$ 19,876,234
Total	$ 7,556,319	$ -	$ -	$ -	$ 19,876,234
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 415,780,216	$ 369,278,812	$ 46,472,445	$ 28,959
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6,456
Cost of Purchases	-
Proceeds of Sales	(40,243)
Amortization/Accretion	-
Transfer in/out of Level 3	62,746
Ending Balance	$ 28,959

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $423,357,736. Net unrealized depreciation aggregated $7,577,520, of which $46,467,906 related to appreciated investment securities and $54,045,426 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009